UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/20

Item 1. Reports to Stockholders.

Franklin Conservative Allocation Fund	Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended June 30, 2020, global economies were impacted by government restrictions to limit the novel coronavirus (COVID-19) pandemic, and the U.S. economy contracted in 2020’s first and second quarters. Given these economic risks, the U.S. Federal Reserve lowered its key rate by 0.50% on March 3 and further by 1.00% on March 15, decreasing the rate during the period from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing measures to aid credit markets.

Concerns about the pandemic caused many equity investors to shift to government bonds and cash during the period. Nevertheless, global equities partially recovered by June 30, 2020, given optimism about reopening economies and potential COVID-19 treatments. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned -4.04% (the index decreasing from 3,230.78 to 3,100.29).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned -6.64% (the index decreasing from 2,358.468 to 2,201.788).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.14% total return (an index increase from 2,225.000 to 2,361.51), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -3.08% (index total return resulting in a decrease from 6,553.57 to 6,351.67) and MSCI World Index -5.48% (index total return resulting in a decrease from 9,979.034 to 9,432.107).

4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Economic and Market Overview	3

Franklin Conservative Allocation Fund	4

Franklin Moderate Allocation Fund	9

Franklin Growth Allocation Fund	14

Financial Highlights and Statements of Investments	19

Financial Statements	40

Notes to Financial Statements	45

Shareholder Information	59

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index (USD), posted a -5.99% total return during the six months under review.1 Stocks fell sharply in early 2020 as countries around the world implemented lockdown measures in an effort to slow the spread of the novel coronavirus (COVID-19). Global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash. While global equities, notably in the U.S., rebounded in April and May amid optimism about easing lockdown restrictions, concerns about a second wave of infections hindered equities in June, as investors weighed the possibility of renewed restrictions.

In the U.S., government mandates to mitigate the COVID-19 pandemic severely impacted the economy beginning in March 2020. As a result, the unemployment rate surged to 14.7% in April, as many businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.2 According to the National Bureau of Economic Research, the longest U.S. economic expansion in history ended in February 2020 as the country slipped into a severe recession. Nonetheless, near period-end, there were signs that a recovery was underway, as jobless claims fell considerably from their peak in early April, retail sales rose sharply in May, and the unemployment rate fell to 11.1% in June.2 Along with optimism about improved treatments and potential vaccines for COVID-19, the positive economic signals contributed to a significant equity rebound in April and May. However, an increase in COVID-19 infections in many states throughout June pressured U.S. stocks.

The U.S. Federal Reserve (Fed) made significant efforts to support the U.S. economy. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%, and announced sweeping quantitative easing measures aimed at ensuring credit flow to borrowers and supporting credit markets with unlimited amounts of bond purchasing.

In the eurozone, some analysts forecasted a significant contraction in 2020, particularly in southern European countries, as the magnitude of the economic disruption caused by the pandemic became apparent. European developed market equities, as measured by the MSCI Europe Index (USD), posted a -12.43% total return for the period.1 To stimulate growth, the European Central Bank implemented a broad bond-buying program, and many countries passed fiscal stimulus measures.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index (USD), posted a -5.51% total return during the six-month period.1 The onset of the pandemic brought dramatically slower economic activity in Asia, as businesses halted operations and manufacturing and export activity declined sharply in the region’s major economies. Asian markets generally advanced toward period-end, bolstered by fiscal stimulus measures and economies reopening throughout the region.

Emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -9.67% total return due primarily to the COVID-19 pandemic.1 A sharp decrease in prices for oil and other natural resources also hurt emerging market economies reliant on these exports. In the last quarter of the reporting period, however, investor optimism led to a stock rally, particularly in emerging market countries that had successfully lowered infection rates.

The foregoing information reflects our analysis and opinions as of June 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Conservative Allocation Fund

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -0.29% cumulative total return for the six months under review. In comparison, the Custom Franklin Conservative Allocation Fund Index (Blended Benchmark) posted a -0.60% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.3 You can find the

Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 58.8% of total net assets to fixed income and 40.4% to equity. Domestic fixed income exposure was 82.1% of the total fixed income weighting, with the balance

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 40% MSCI ACWI and 60% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 28% Standard & Poor’s 500 Index (S&P 500), 12% MSCI Europe, Australasia, Far East (EAFE) Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 28% S&P 500, 12% MSCI EAFE Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 20% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 24.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Liberty U.S. Core Bond ETF	25.7%
Franklin Growth Fund – Class R6	9.4%
Franklin U.S. Core Equity (IU) Fund	8.7%
iShares Core U.S. Aggregate Bond ETF	6.8%
Franklin LibertyQ U.S. Equity ETF	5.3%
Franklin Liberty U.S. Treasury Bond ETF	5.2%
Franklin Liberty International Aggregate Bond ETF	5.1%
Franklin Low Duration Total Return Fund – Class R6	5.0%
Franklin Rising Dividends Fund – Class R6	4.7%
Templeton Global Total Return Fund – Class R6	3.4%

represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 25.7% of the Fund’s total net assets. On the equity side, domestic exposure was 77.2% of the Fund’s total equity weighting, with the balance represented by foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2020, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.4% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, and our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Bloomberg Barclays Multiverse Index, while our largest foreign fixed income holding, Franklin Liberty International Aggregate Bond ETF, underperformed the index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	5

FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-0.29%		-5.78%

1-Year	+3.24%		-2.44%

5-Year	+21.33%		+2.77%

10-Year	+66.28%		+4.63%

Advisor
6-Month	-0.17%		-0.17%

1-Year	+3.50%		+3.50%

5-Year	+22.94%		+4.22%

10-Year	+70.60%		+5.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Total
A	$0.0949	$0.1676	$0.2625
C	$0.0468	$0.1676	$0.2144
R	$0.0785	$0.1676	$0.2461
R6	$0.1157	$0.1676	$0.2833
Advisor	$0.1104	$0.1676	$0.2780

Total Annual Operating Expenses5

Share Class
A	0.88%
Advisor	0.63%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	7

FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$997.10	$3.13	$1,021.73	$3.17	0.63%
C	$1,000	$994.10	$6.84	$1,018.00	$6.92	1.38%
R	$1,000	$996.60	$4.37	$1,020.49	$4.42	0.88%
R6	$1,000	$999.40	$1.49	$1,023.37	$1.51	0.30%
Advisor	$1,000	$998.30	$1.89	$1,022.97	$1.91	0.38%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

8	Semiannual Report	franklintempleton.com

Franklin Moderate Allocation Fund

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -1.01% cumulative total return for the six months under review. In comparison, the Custom Franklin Moderate Allocation Fund Index (Blended Benchmark) posted a -2.31% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 60.5% of total net assets to equity and 38.8% to fixed income. Domestic equity exposure was 75.7% of the Fund’s total equity weighting, with the balance represented by

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 60% MSCI ACWI and 40% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 38.5% Standard & Poor’s 500 Index (S&P 500), 16.5% MSCI Europe, Australasia, Far East (EAFE) Index and 45% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 38.5% S&P 500, 16.5% MSCI EAFE Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

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FRANKLIN MODERATE ALLOCATION FUND

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Liberty U.S. Core Bond ETF	19.2%
Franklin Growth Fund – Class R6	13.8%
Franklin U.S. Core Equity (IU) Fund	12.8%
Franklin LibertyQ U.S. Equity ETF	7.8%
Franklin Rising Dividends Fund – Class R6	6.9%
Franklin International Core Equity (IU) Fund	5.0%
Invesco QQQ Trust Series 1 ETF	4.6%
iShares Core U.S. Aggregate Bond ETF	3.7%
Franklin Low Duration Total Return Fund – Class R6	3.3%
Franklin Liberty International Aggregate Bond ETF	3.3%

foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2020, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 13.8% of total net assets. On the fixed income side, domestic exposure was 82.0% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 19.2% of the Fund’s total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, and our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Bloomberg Barclays Multiverse Index, while our largest foreign fixed income holding, Franklin Liberty International Aggregate Bond ETF, underperformed the index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Semiannual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-1.01%		-6.47%

1-Year	+3.78%		-1.94%

5-Year	+28.56%		+3.98%

10-Year	+90.56%		+6.06%

Advisor
6-Month	-0.89%		-0.89%

1-Year	+4.04%		+4.04%

5-Year	+30.17%		+5.41%

10-Year	+95.42%		+6.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	11

FRANKLIN MODERATE ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Total
A	$0.0716	$0.3556	$0.4272
C	$0.0218	$0.3556	$0.3774
R	$0.0540	$0.3556	$0.4096
R6	$0.0941	$0.3556	$0.4497
Advisor	$0.0881	$0.3556	$0.4437

Total Annual Operating Expenses5

Share Class
A	0.88%
Advisor	0.63%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

12	Semiannual Report	franklintempleton.com

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$989.90	$3.17	$1,021.68	$3.22	0.64%
C	$1,000	$985.90	$6.86	$1,017.95	$6.97	1.39%
R	$1,000	$988.60	$4.40	$1,020.44	$4.47	0.89%
R6	$1,000	$990.80	$1.48	$1,023.37	$1.51	0.30%
Advisor	$1,000	$991.10	$1.93	$1,022.92	$1.96	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	13

Franklin Growth Allocation Fund

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -2.60% cumulative total return for the six months under review. In comparison, the Custom Franklin Growth Allocation Fund Index (Blended Benchmark) posted a -4.10% cumulative total return.2 The Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.3 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. When selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equity and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 80.6% of total net assets to equity and 18.8% to fixed income. Domestic equity exposure was 73.7% of the Fund’s total equity weighting, with the balance represented by

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally. Effective January 1, 2015, the Blended Benchmark changed to 80% MSCI ACWI and 20% Bloomberg Barclays Multiverse Index. From January 1, 2013 to December 31, 2014, the Blended Benchmark was composed of 56% Standard & Poor’s Index (S&P 500), 24% MSCI Europe, Australasia, Far East (EAFE) Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to January 1, 2013, the Blended Benchmark was composed of 56% S&P 500, 24% MSCI EAFE Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 5% Payden & Rygel 90 Day T-Bill Index.

3. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 38.

14	Semiannual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings

6/30/20

% of Total Net Assets
Franklin Growth Fund – Class R6	17.8%
Franklin U.S. Core Equity (IU) Fund	16.6%
Franklin LibertyQ U.S. Equity ETF	10.1%
Franklin Rising Dividends Fund – Class R6	8.9%
Franklin Liberty U.S. Core Bond ETF	8.3%
Franklin International Core Equity (IU) Fund	7.0%
Invesco QQQ Trust Series 1 ETF	6.0%
Franklin Emerging Market Core Equity (IU) Fund	3.4%
Templeton Foreign Fund – Class R6	3.1%
iShares Core U.S. Aggregate Bond ETF	2.9%

foreign equity. The Portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2020, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 17.8% of total net assets. On the fixed income side, domestic exposure was 81.9% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Franklin Liberty U.S. Core Bond ETF was our largest fixed income fund weighting at 8.3% of the Fund’s total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin LibertyQ U.S. Equity ETF, and our largest foreign equity fund holding, Franklin Emerging Market Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Bloomberg Barclays Multiverse Index, while our largest foreign fixed income holding, Franklin Liberty International Aggregate Bond ETF, underperformed the index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Semiannual Report	15

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-2.60%		-7.98%

1-Year	+3.59%		-2.13%

5-Year	+34.17%		+4.86%

10-Year	+121.86%		+7.68%

Advisor
6-Month	-2.48%		-2.48%

1-Year	+3.88%		+3.88%

5-Year	+35.88%		+6.32%

10-Year	+127.66%		+8.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

16	Semiannual Report	franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Total
A	$0.0529	$0.5612	$0.6141
C	$0.0188	$0.5612	$0.5800
R	$0.0310	$0.5612	$0.5922
R6	$0.0820	$0.5612	$0.6432
Advisor	$0.0722	$0.5612	$0.6334

Total Annual Operating Expenses5

Share Class
A	0.94%
Advisor	0.69%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	17

FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$974.00	$ 3.24	$1,021.58	$ 3.32	0.66%
C	$1,000	$970.70	$ 6.91	$1,017.85	$ 7.07	1.41%
R	$1,000	$972.90	$ 4.46	$1,020.34	$ 4.57	0.91%
R6	$1,000	$976.30	$ 1.42	$1,023.42	$ 1.46	0.29%
Advisor	$1,000	$975.20	$ 2.01	$1,022.82	$ 2.06	0.41%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

18	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Conservative Allocation Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.08	$13.33	$14.86	$13.74	$13.40	$14.53

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.32	0.39	0.20	0.14	0.28

Net realized and unrealized gains (losses)	(0.14)	1.43	(0.90)	1.25	0.45	(0.60)

Total from investment operations	(0.05)	1.75	(0.51)	1.45	0.59	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.33)	(0.38)	(0.24)	(0.15)	(0.28)

Net realized gains	(0.17)	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.26)	(1.00)	(1.02)	(0.33)	(0.25)	(0.81)

Net asset value, end of period	$13.77	$14.08	$13.33	$14.86	$13.74	$13.40

Total return[d]	(0.29)%	13.25%	(3.44)%	10.58%	4.39%	(2.26)%

Ratios to average net assets[e]

Expenses[f,g]	0.63% [h]	0.63% [h]	0.63% [h]	0.63%	0.63%	0.62%

Net investment income[c]	1.35%	2.25%	2.57%	1.37%	1.01%	1.97%

Supplemental data

Net assets, end of period (000’s)	$829,442	$839,134	$778,221	$800,141	$809,039	$905,537

Portfolio turnover rate	32.77%	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.77	$13.06	$14.57	$13.47	$13.15	$14.27

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.20	0.24	0.09	0.04	0.17

Net realized and unrealized gains (losses)	(0.12)	1.40	(0.84)	1.23	0.43	(0.58)

Total from investment operations	(0.08)	1.60	(0.60)	1.32	0.47	(0.41)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.22)	(0.27)	(0.13)	(0.05)	(0.18)

Net realized gains	(0.17)	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.22)	(0.89)	(0.91)	(0.22)	(0.15)	(0.71)

Net asset value, end of period	$13.47	$13.77	$13.06	$14.57	$13.47	$13.15

Total return[d]	(0.59)%	12.35%	(4.14)%	9.80%	3.55%	(2.96)%

Ratios to average net assets[e]

Expenses[f,g]	1.38% [h]	1.38% [h]	1.38% [h]	1.38%	1.37%	1.37%

Net investment income[c]	0.60%	1.50%	1.82%	0.62%	0.27%	1.22%

Supplemental data

Net assets, end of period (000’s)	$220,177	$252,407	$285,547	$423,890	$470,582	$536,548

Portfolio turnover rate	32.77%	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.02	$13.28	$14.80	$13.69	$13.35	$14.48

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.28	0.33	0.16	0.10	0.24

Net realized and unrealized gains (losses)	(0.13)	1.42	(0.87)	1.24	0.45	(0.59)

Total from investment operations	(0.06)	1.70	(0.54)	1.40	0.55	(0.35)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.29)	(0.34)	(0.20)	(0.11)	(0.25)

Net realized gains	(0.17)	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.25)	(0.96)	(0.98)	(0.29)	(0.21)	(0.78)

Net asset value, end of period	$13.71	$14.02	$13.28	$14.80	$13.69	$13.35

Total return[d]	(0.34)%	12.93%	(3.64)%	10.25%	4.15%	(2.52)%

Ratios to average net assets[e]

Expenses[f,g]	0.88% [h]	0.88% [h]	0.88% [h]	0.88%	0.88%	0.87%

Net investment income[c]	1.10%	2.00%	2.32%	1.12%	0.76%	1.72%

Supplemental data

Net assets, end of period (000’s)	$65,177	$71,153	$80,338	$103,629	$124,018	$139,592

Portfolio turnover rate	32.77%	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.06	$13.31	$14.84	$13.72	$13.39	$14.52

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.36	0.44	0.25	0.18	0.36

Net realized and unrealized gains (losses)	(0.13)	1.44	(0.90)	1.25	0.44	(0.63)

Total from investment operations	(0.02)	1.80	(0.46)	1.50	0.62	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.12)	(0.38)	(0.43)	(0.29)	(0.19)	(0.33)

Net realized gains	(0.17)	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.29)	(1.05)	(1.07)	(0.38)	(0.29)	(0.86)

Net asset value, end of period	$13.75	$14.06	$13.31	$14.84	$13.72	$13.39

Total return[d]	(0.06)%	13.64%	(3.11)%	10.99%	4.69%	(1.93)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.41%	0.42%	0.40%	0.32%	0.30%	0.29%

Expenses net of waiver and payments by affiliates[f]	0.30% [g]	0.31% [g]	0.29% [g]	0.28%	0.28%	0.28%

Net investment income[c]	1.68%	2.57%	2.91%	1.72%	1.36%	2.31%

Supplemental data

Net assets, end of period (000’s)	$2,301	$2,364	$2,253	$2,149	$2,197	$2,282

Portfolio turnover rate	32.77%	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.08	$13.33	$14.86	$13.74	$13.39	$14.52

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.36	0.43	0.25	0.17	0.32

Net realized and unrealized gains (losses)	(0.14)	1.43	(0.90)	1.24	0.45	(0.60)

Total from investment operations	(0.03)	1.79	(0.47)	1.49	0.62	(0.28)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.11)	(0.37)	(0.42)	(0.28)	(0.17)	(0.32)

Net realized gains	(0.17)	(0.67)	(0.64)	(0.09)	(0.10)	(0.53)

Total distributions	(0.28)	(1.04)	(1.06)	(0.37)	(0.27)	(0.85)

Net asset value, end of period	$13.77	$14.08	$13.33	$14.86	$13.74	$13.39

Total return[d]	(0.17)%	13.53%	(3.19)%	10.88%	4.69%	(2.02)%

Ratios to average net assets[e]

Expenses[f,g]	0.38% [h]	0.38% [h]	0.38% [h]	0.38%	0.38%	0.37%

Net investment income[c]	1.60%	2.50%	2.82%	1.62%	1.26%	2.22%

Supplemental data

Net assets, end of period (000’s)	$41,918	$44,022	$38,031	$38,934	$27,578	$82,234

Portfolio turnover rate	32.77%	86.76%	30.70%	17.99%	34.83%	17.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.2%

Domestic Equity 31.2%
[a] Franklin Growth Fund, Class R6	928,553	$108,464,245
[a] Franklin LibertyQ U.S. Equity ETF	1,924,295	61,846,841
[a] Franklin Rising Dividends Fund, Class R6	818,803	54,106,498
[a] Franklin U.S. Core Equity (IU) Fund	9,310,599	100,740,682
Invesco QQQ Trust Series 1 ETF	146,425	36,254,830

		361,413,096

Domestic Fixed Income 48.3%
[a] Franklin Liberty Investment Grade Corporate ETF	1,086,025	28,757,942
[a] Franklin Liberty Short Duration U.S. Government ETF	386,025	36,988,915
[a] Franklin Liberty U.S. Core Bond ETF	11,349,425	297,354,935
[a] Franklin Liberty U.S. Treasury Bond ETF	2,376,800	60,085,504
[a] Franklin Low Duration Total Return Fund, Class R6	6,100,772	57,957,339
iShares Core U.S. Aggregate Bond ETF	665,767	78,700,317

		559,844,952

Foreign Equity 9.2%
[a] Franklin Emerging Market Core Equity (IU) Fund	1,578,412	15,531,571
[a] Franklin FTSE Europe ETF	517,868	11,346,488
[a] Franklin FTSE Japan ETF	230,508	5,610,565
[a] Franklin International Core Equity (IU) Fund	3,624,433	36,679,264
[a] Franklin International Growth Fund, Class R6	639,401	11,291,812
[a] Templeton Developing Markets Trust, Class R6	538,258	10,566,013
[a] Templeton Foreign Fund, Class R6	2,771,388	16,074,052

		107,099,765

Foreign Fixed Income 10.5%
[a] Franklin Liberty High Yield Corporate ETF	699,989	17,219,729
[a] Franklin Liberty International Aggregate Bond ETF	2,330,175	58,953,428
[a] Franklin Liberty Systematic Style Premia ETF	254,500	5,803,771
[a] Templeton Global Total Return Fund, Class R6	3,854,769	39,280,091

		121,257,019

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,030,692,511)		1,149,614,832

Short Term Investments 0.8%

Money Market Funds (Cost $7,820,902) 0.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	7,820,902	7,820,902

24	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $1,014,923) 0.1%
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $1,014,924)
BNP Paribas Securities Corp. (Maturity Value $704,144)
Deutsche Bank Securities Inc. (Maturity Value $193,424)
HSBC Securities (USA) Inc. (Maturity Value $117,356)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $1,036,361)	$1,014,923	$1,014,923

Total Investments (Cost $1,039,528,336) 100.0%		1,158,450,657
Other Assets, less Liabilities 0.0%†		564,327

Net Assets 100.0%		$1,159,014,984

See Abbreviations on page 58.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Moderate Allocation Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.08	$14.06	$16.11	$14.86	$14.49	$15.71

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.28	0.34	0.20	0.14	0.24

Net realized and unrealized gains (losses)	(0.23)	2.15	(1.11)	2.01	0.56	(0.51)

Total from investment operations	(0.17)	2.43	(0.77)	2.21	0.70	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.28)	(0.33)	(0.29)	(0.12)	(0.25)

Net realized gains	(0.36)	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(0.43)	(1.41)	(1.28)	(0.96)	(0.33)	(0.95)

Net asset value, end of period	$14.48	$15.08	$14.06	$16.11	$14.86	$14.49

Total return[d]	(1.01)%	17.40%	(4.82)%	14.98%	4.94%	(1.89)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.64%	0.63%	0.63%	0.66%	0.63%	0.63%

Expenses net of waiver and payments by affiliates[e]	0.64% [f,g]	0.63% [f,g]	0.63% [g]	0.65%	0.63% [g]	0.63% [g]

Net investment income[c]	0.85%	1.78%	2.02%	1.23%	0.93%	1.52%

Supplemental data

Net assets, end of period (000’s)	$1,383,520	$1,456,531	$1,318,198	$1,407,956	$1,416,532	$1,594,882

Portfolio turnover rate	27.51%	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.60	$13.65	$15.66	$14.48	$14.12	$15.33

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.15	0.17	0.07	0.03	0.12

Net realized and unrealized gains (losses)	(0.22)	2.09	(1.02)	1.94	0.55	(0.49)

Total from investment operations	(0.21)	2.24	(0.85)	2.01	0.58	(0.37)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.16)	(0.21)	(0.16)	(0.01)	(0.14)

Net realized gains	(0.36)	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(0.38)	(1.29)	(1.16)	(0.83)	(0.22)	(0.84)

Net asset value, end of period	$14.01	$14.60	$13.65	$15.66	$14.48	$14.12

Total return[d]	(1.41)%	16.52%	(5.54)%	14.10%	4.25%	(2.68)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	1.39%	1.38%	1.38%	1.41%	1.37%	1.38%

Expenses net of waiver and payments by affiliates[e]	1.39% [f,g]	1.38% [f,g]	1.38% [g]	1.40%	1.37% [g]	1.38% [g]

Net investment income[c]	0.10%	1.03%	1.27%	0.48%	0.19%	0.77%

Supplemental data

Net assets, end of period (000’s)	$291,159	$339,845	$375,494	$568,280	$595,911	$692,872

Portfolio turnover rate	27.51%	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.05	$14.04	$16.08	$14.82	$14.44	$15.66

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.23	0.27	0.14	0.10	0.19

Net realized and unrealized gains (losses)	(0.22)	2.15	(1.07)	2.02	0.57	(0.51)

Total from investment operations	(0.18)	2.38	(0.80)	2.16	0.67	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.24)	(0.29)	(0.23)	(0.08)	(0.20)

Net realized gains	(0.36)	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(0.41)	(1.37)	(1.24)	(0.90)	(0.29)	(0.90)

Net asset value, end of period	$14.46	$15.05	$14.04	$16.08	$14.82	$14.44

Total return[d]	(1.14)%	17.05%	(5.04)%	14.69%	4.71%	(2.18)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.89%	0.88%	0.88%	0.91%	0.88%	0.88%

Expenses net of waiver and payments by affiliates[e]	0.89% [f,g]	0.88% [f,g]	0.88% [g]	0.90%	0.88% [g]	0.88% [g]

Net investment income[c]	0.60%	1.53%	1.77%	0.98%	0.68%	1.27%

Supplemental data

Net assets, end of period (000’s)	$67,035	$78,999	$87,277	$119,920	$158,192	$202,854

Portfolio turnover rate	27.51%	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.08	$14.06	$16.11	$14.86	$14.49	$15.72

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.34	0.41	0.26	0.19	0.31

Net realized and unrealized gains (losses)	(0.23)	2.15	(1.12)	2.01	0.57	(0.54)

Total from investment operations	(0.15)	2.49	(0.71)	2.27	0.76	(0.23)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.34)	(0.39)	(0.35)	(0.18)	(0.30)

Net realized gains	(0.36)	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(0.45)	(1.47)	(1.34)	(1.02)	(0.39)	(1.00)

Net asset value, end of period	$14.48	$15.08	$14.06	$16.11	$14.86	$14.49

Total return[d]	(0.92)%	17.81%	(4.49)%	15.40%	5.34%	(1.59)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.34%	0.34%	0.35%	0.30%	0.28%	0.28%

Expenses net of waiver and payments by affiliates[e]	0.30% [f]	0.29% [f]	0.29%	0.28%	0.28% [g]	0.28% [g]

Net investment income[c]	1.19%	2.12%	2.36%	1.60%	1.28%	1.87%

Supplemental data

Net assets, end of period (000’s)	$6,195	$6,666	$5,141	$4,492	$5,106	$4,779

Portfolio turnover rate	27.51%	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$15.09	$14.07	$16.12	$14.88	$14.50	$15.72

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.32	0.39	0.26	0.17	0.25

Net realized and unrealized gains (losses)	(0.22)	2.15	(1.11)	1.98	0.58	(0.49)

Total from investment operations	(0.14)	2.47	(0.72)	2.24	0.75	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.32)	(0.38)	(0.33)	(0.16)	(0.28)

Net realized gains	(0.36)	(1.13)	(0.95)	(0.67)	(0.21)	(0.70)

Total distributions	(0.45)	(1.45)	(1.33)	(1.00)	(0.37)	(0.98)

Net asset value, end of period	$14.50	$15.09	$14.07	$16.12	$14.88	$14.50

Total return[d]	(0.89)%	17.68%	(4.57)%	15.20%	5.26%	(1.66)%

Ratios to average net assets

Expenses before waiver and payments by affiliates[e]	0.39%	0.38%	0.38%	0.41%	0.38%	0.38%

Expenses net of waiver and payments by affiliates[e]	0.39% [f,g]	0.38% [f,g]	0.38% [g]	0.40%	0.38% [g]	0.38% [g]

Net investment income[c]	1.10%	2.03%	2.27%	1.48%	1.18%	1.77%

Supplemental data

Net assets, end of period (000’s)	$54,139	$61,026	$55,052	$52,575	$39,052	$52,975

Portfolio turnover rate	27.51%	71.70%	33.65%	16.86%	29.22%	22.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.3%

Domestic Equity 45.8%
[a] Franklin Growth Fund, Class R6	2,120,735	$ 247,723,059
[a] Franklin LibertyQ U.S. Equity ETF	4,391,080	141,129,311
[a] Franklin Rising Dividends Fund, Class R6	1,870,077	123,574,690
[a] Franklin U.S. Core Equity (IU) Fund	21,268,931	230,129,829
Invesco QQQ Trust Series 1 ETF	334,350	82,785,060

		825,341,949

Domestic Fixed Income 31.8%
[a] Franklin Liberty Short Duration U.S. Government ETF	308,850	29,594,007
[a] Franklin Liberty U.S. Core Bond ETF	13,213,973	346,206,093
[a] Franklin Liberty U.S. Treasury Bond ETF	1,638,350	41,417,488
[a] Franklin Low Duration Total Return Fund, Class R6	6,247,812	59,354,214
iShares Core U.S. Aggregate Bond ETF	568,193	67,166,094
Vanguard Intermediate-Term Corporate Bond ETF	311,800	29,664,652

		573,402,548

Foreign Equity 14.7%
[a] Franklin Emerging Market Core Equity (IU) Fund	4,070,998	40,058,620
[a] Franklin FTSE Europe ETF	1,262,746	27,666,765
[a] Franklin FTSE Japan ETF	562,099	13,681,489
[a] Franklin International Core Equity (IU) Fund	8,831,081	89,370,541
[a] Franklin International Growth Fund, Class R6	1,565,359	27,644,232
[a] Templeton Developing Markets Trust, Class R6	1,394,926	27,382,408
[a] Templeton Foreign Fund, Class R6	6,775,409	39,297,374

		265,101,429

Foreign Fixed Income 7.0%
[a] Franklin Liberty High Yield Corporate ETF	716,876	17,635,150
[a] Franklin Liberty International Aggregate Bond ETF	2,339,575	59,191,247
[a] Franklin Liberty Systematic Style Premia ETF	394,925	9,006,107
[a] Templeton Global Total Return Fund, Class R6	3,870,459	39,439,976

		125,272,480

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,519,045,574)		1,789,118,406

Short Term Investments 0.7%

Money Market Funds (Cost $12,851,931) 0.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	12,851,931	12,851,931

franklintempleton.com	Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $826,493) 0.0%†
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $826,495)
BNP Paribas Securities Corp. (Maturity Value $573,414)
Deutsche Bank Securities Inc. (Maturity Value $157,513)
HSBC Securities (USA) Inc. (Maturity Value $95,568)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $843,951)	$826,493	$826,493

Total Investments (Cost $1,532,723,998) 100.0%		1,802,796,830
Other Assets, less Liabilities (0.0)%†		(748,574)

Net Assets 100.0%		$1,802,048,256

See Abbreviations on page 58.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Growth Allocation Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$18.13	$16.54	$19.34	$17.43	$17.01	$18.57

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.25	0.30	0.22	0.14	0.21

Net realized and unrealized gains (losses)	(0.53)	3.36	(1.54)	3.12	0.75	(0.48)

Total from investment operations	(0.49)	3.61	(1.24)	3.34	0.89	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.25)	(0.30)	(0.32)	(0.14)	(0.21)

Net realized gains	(0.56)	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(0.61)	(2.02)	(1.56)	(1.43)	(0.47)	(1.29)

Net asset value, end of period	$17.03	$18.13	$16.54	$19.34	$17.43	$17.01

Total return[d]	(2.60)%	21.90%	(6.45)%	19.45%	5.36%	(1.66)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.68%	0.68%	0.67%	0.70%	0.69%	0.67%

Expenses net of waiver and payments by affiliates[f]	0.66% [g]	0.65% [g]	0.65% [g]	0.65% [g]	0.65%	0.65%

Net investment income[c]	0.44%	1.32%	1.48%	1.14%	0.83%	1.10%

Supplemental data

Net assets, end of period (000’s)	$924,052	$974,391	$837,327	$873,011	$822,833	$888,096

Portfolio turnover rate	22.85%	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.62	$16.12	$18.81	$16.99	$16.59	$18.15

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.03)	0.10	0.10	0.07	0.02	0.07

Net realized and unrealized gains (losses)	(0.51)	3.27	(1.43)	3.04	0.72	(0.47)

Total from investment operations	(0.54)	3.37	(1.33)	3.11	0.74	(0.40)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.10)	(0.10)	(0.18)	(0.01)	(0.08)

Net realized gains	(0.56)	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(0.58)	(1.87)	(1.36)	(1.29)	(0.34)	(1.16)

Net asset value, end of period	$16.50	$17.62	$16.12	$18.81	$16.99	$16.59

Total return[d]	(2.93)%	20.95%	(7.13)%	18.56%	4.59%	(2.41)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.43%	1.43%	1.42%	1.45%	1.43%	1.42%

Expenses net of waiver and payments by affiliates[f]	1.41% [g]	1.40% [g]	1.40% [g]	1.40% [g]	1.39%	1.40%

Net investment income (loss)[c]	(0.31)%	0.57%	0.73%	0.39%	0.09%	0.35%

Supplemental data

Net assets, end of period (000’s)	$177,232	$202,689	$206,933	$311,640	$308,736	$336,557

Portfolio turnover rate	22.85%	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$17.89	$16.34	$19.10	$17.22	$16.80	$18.34

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.18	0.22	0.15	0.09	0.14

Net realized and unrealized gains (losses)	(0.52)	3.33	(1.49)	3.11	0.75	(0.44)

Total from investment operations	(0.51)	3.51	(1.27)	3.26	0.84	(0.30)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.19)	(0.23)	(0.27)	(0.09)	(0.16)

Net realized gains	(0.56)	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(0.59)	(1.96)	(1.49)	(1.38)	(0.42)	(1.24)

Net asset value, end of period	$16.79	$17.89	$16.34	$19.10	$17.22	$16.80

Total return[d]	(2.71)%	21.56%	(6.68)%	19.17%	5.12%	(1.93)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.93%	0.93%	0.92%	0.95%	0.94%	0.92%

Expenses net of waiver and payments by affiliates[f]	0.91% [g]	0.90% [g]	0.90% [g]	0.90% [g]	0.90%	0.90%

Net investment income[c]	0.19%	1.07%	1.23%	0.89%	0.58%	0.85%

Supplemental data

Net assets, end of period (000’s)	$51,988	$62,973	$72,100	$100,258	$112,272	$147,426

Portfolio turnover rate	22.85%	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$18.20	$16.60	$19.40	$17.48	$17.06	$18.61

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.32	0.40	0.31	0.22	0.32

Net realized and unrealized gains (losses)	(0.53)	3.37	(1.57)	3.12	0.74	(0.51)

Total from investment operations	(0.46)	3.69	(1.17)	3.43	0.96	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.32)	(0.37)	(0.40)	(0.21)	(0.28)

Net realized gains	(0.56)	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(0.64)	(2.09)	(1.63)	(1.51)	(0.54)	(1.36)

Net asset value, end of period	$17.10	$18.20	$16.60	$19.40	$17.48	$17.06

Total return[d]	(2.37)%	22.30%	(6.07)%	19.90%	5.77%	(1.27)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.36%	0.37%	0.36%	0.31%	0.30%	0.29%

Expenses net of waiver and payments by affiliates[f]	0.29% [g]	0.27% [g]	0.28% [g]	0.25% [g]	0.26%	0.26%

Net investment income[c]	0.81%	1.70%	1.85%	1.54%	1.22%	1.49%

Supplemental data

Net assets, end of period (000’s)	$4,623	$4,806	$4,224	$3,364	$2,822	$2,549

Portfolio turnover rate	22.85%	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$18.22	$16.61	$19.42	$17.49	$17.06	$18.62

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.30	0.36	0.26	0.18	0.25

Net realized and unrealized gains (losses)	(0.53)	3.38	(1.56)	3.15	0.76	(0.47)

Total from investment operations	(0.47)	3.68	(1.20)	3.41	0.94	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.30)	(0.35)	(0.37)	(0.18)	(0.26)

Net realized gains	(0.56)	(1.77)	(1.26)	(1.11)	(0.33)	(1.08)

Total distributions	(0.63)	(2.07)	(1.61)	(1.48)	(0.51)	(1.34)

Net asset value, end of period	$17.12	$18.22	$16.61	$19.42	$17.49	$17.06

Total return[d]	(2.48)%	22.22%	(6.23)%	19.77%	5.60%	(1.41)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.43%	0.43%	0.42%	0.45%	0.44%	0.42%

Expenses net of waiver and payments by affiliates[f]	0.41% [g]	0.40% [g]	0.40% [g]	0.40% [g]	0.40%	0.40%

Net investment income[c]	0.69%	1.57%	1.73%	1.39%	1.08%	1.35%

Supplemental data

Net assets, end of period (000’s)	$41,452	$44,684	$38,685	$38,912	$39,211	$49,634

Portfolio turnover rate	22.85%	63.65%	30.79%	16.90%	30.19%	20.40%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.4%

Domestic Equity 59.4%
[a] Franklin Growth Fund, Class R6	1,830,631	$213,836,057
[a] Franklin LibertyQ U.S. Equity ETF	3,773,964	121,295,203
[a] Franklin Rising Dividends Fund, Class R6	1,614,020	106,654,455
[a] Franklin U.S. Core Equity (IU) Fund	18,387,639	198,954,248
Invesco QQQ Trust Series 1 ETF	288,575	71,451,170

		712,191,133

Domestic Fixed Income 15.4%
[a] Franklin Liberty Short Duration U.S. Government ETF	99,525	9,536,485
[a] Franklin Liberty U.S. Core Bond ETF	3,774,950	98,903,690
[a] Franklin Liberty U.S. Treasury Bond ETF	528,050	13,349,104
[a] Franklin Low Duration Total Return Fund, Class R6	2,013,648	19,129,652
iShares Core U.S. Aggregate Bond ETF	290,844	34,380,670
Vanguard Intermediate-Term Corporate Bond ETF	100,487	9,560,333

		184,859,934

Foreign Equity 21.2%
[a] Franklin Emerging Market Core Equity (IU) Fund	4,162,172	40,955,768
[a] Franklin FTSE Europe ETF	1,182,812	25,915,411
[a] Franklin FTSE Japan ETF	526,532	12,815,789
[a] Franklin International Core Equity (IU) Fund	8,259,303	83,584,141
[a] Franklin International Growth Fund, Class R6	1,468,553	25,934,648
[a] Templeton Developing Markets Trust, Class R6	1,414,799	27,772,512
[a] Templeton Foreign Fund, Class R6	6,354,933	36,858,612

		253,836,881

Foreign Fixed Income 3.4%
[a] Franklin Liberty High Yield Corporate ETF	231,035	5,683,461
[a] Franklin Liberty International Aggregate Bond ETF	706,925	17,885,202
[a] Franklin Liberty Systematic Style Premia ETF	262,525	5,986,778
[a] Templeton Global Total Return Fund, Class R6	1,169,523	11,917,443

		41,472,884

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $971,996,639)		1,192,360,832

Short Term Investments 0.9%

Money Market Funds (Cost $10,028,412) 0.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	10,028,412	10,028,412

38	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $696,306) 0.1%
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $696,307)
BNP Paribas Securities Corp. (Maturity Value $483,091)
Deutsche Bank Securities Inc. (Maturity Value $132,702)
HSBC Securities (USA) Inc. (Maturity Value $80,514)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $711,014)	$696,306	$696,306

Total Investments (Cost $982,721,357) 100.3%		1,203,085,550
Other Assets, less Liabilities (0.3)%		(3,738,198)

Net Assets 100.0%		$1,199,347,352

See Abbreviations on page 58.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2020 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$112,785,873	$ 172,159,754	$ 112,753,464
Cost - Controlled affiliates (Note 3f)	59,132,376	404,347,337	312,272,802
Cost - Non-controlled affiliates (Note 3f)	866,595,164	955,390,414	556,998,785
Cost - Unaffiliated repurchase agreements	1,014,923	826,493	696,306

Value - Unaffiliated issuers	$114,955,147	$ 179,615,806	$ 115,392,173
Value - Controlled affiliates (Note 3f)	58,953,428	418,750,237	323,494,157
Value - Non-controlled affiliates (Note 3f)	983,527,159	1,203,604,294	763,502,914
Value - Unaffiliated repurchase agreements	1,014,923	826,493	696,306
Receivables:
Investment securities sold	110,165,914	166,745,301	89,748,197
Capital shares sold	798,690	1,380,374	767,779
Dividends	889,129	893,849	329,232
Other assets	967	1,540	1,018

Total assets	1,270,305,357	1,971,817,894	1,293,931,776

Liabilities:
Payables:
Investment securities purchased	108,648,299	164,333,699	89,550,787
Capital shares redeemed	1,735,750	4,047,343	4,049,566
Asset allocation fees	235,811	366,367	243,751
Distribution fees	379,597	553,502	357,650
Transfer agent fees	224,406	343,449	251,879
Trustees’ fees and expenses	751	1,240	756
Accrued expenses and other liabilities	65,759	124,038	130,035

Total liabilities	111,290,373	169,769,638	94,584,424

Net assets, at value	$1,159,014,984	$1,802,048,256	$1,199,347,352

Net assets consist of:
Paid-in capital	$1,059,329,946	$1,546,748,580	$ 981,263,580
Total distributable earnings (losses)	99,685,038	255,299,676	218,083,772

Net assets, at value	$1,159,014,984	$1,802,048,256	$1,199,347,352

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A:
Net assets, at value	$829,441,586	$1,383,519,988	$924,052,428

Shares outstanding	60,230,756	95,530,541	54,270,119

Net asset value per share[a]	$ 13.77	$ 14.48	$ 17.03

Maximum offering price per share (net asset value per share ÷ 94.50%)	$ 14.57	$ 15.32	$ 18.02

Class C:
Net assets, at value	$220,176,995	$ 291,159,133	$177,232,107

Shares outstanding	16,350,189	20,788,946	10,738,663

Net asset value and maximum offering price per share[a]	$ 13.47	$ 14.01	$ 16.50

Class R:
Net assets, at value	$ 65,177,047	$ 67,035,429	$ 51,987,647

Shares outstanding	4,753,203	4,637,478	3,095,749

Net asset value and maximum offering price per share	$ 13.71	$ 14.46	$ 16.79

Class R6:
Net assets, at value	$ 2,301,196	$ 6,194,501	$ 4,622,720

Shares outstanding	167,327	427,785	270,317

Net asset value and maximum offering price per share	$ 13.75	$ 14.48	$ 17.10

Advisor Class:
Net assets, at value	$ 41,918,160	$ 54,139,205	$ 41,452,450

Shares outstanding	3,043,771	3,734,596	2,421,750

Net asset value and maximum offering price per share	$ 13.77	$ 14.50	$ 17.12

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2020 (unaudited)

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 989,170	$ 1,529,313	$ 604,970
Controlled affiliates (Note 3f)	102,326	1,799,281	1,460,008
Non-controlled affiliates (Note 3f)	10,246,772	9,958,607	4,346,934
Interest:
Unaffiliated issuers	4,563	5,869	4,993

Total investment income	11,342,831	13,293,070	6,416,905

Expenses:
Asset allocation fees (Note 3a)	1,432,556	2,238,242	1,469,889
Distribution fees: (Note 3c)
Class A	1,008,652	1,699,422	1,123,361
Class C	1,145,945	1,517,023	898,066
Class R	165,025	173,669	135,961
Transfer agent fees: (Note 3e)
Class A	447,368	807,081	692,089
Class C	127,042	179,864	138,267
Class R	36,603	41,263	41,993
Class R6	1,570	2,159	1,838
Advisor Class	23,898	32,887	31,631
Custodian fees (Note 4)	453	557	272
Reports to shareholders	36,781	71,177	53,471
Registration and filing fees	51,019	56,775	55,955
Professional fees	24,864	31,344	34,584
Trustees’ fees and expenses	5,630	8,940	5,789
Other	12,517	17,102	11,926

Total expenses	4,519,923	6,877,505	4,695,092
Expense reductions (Note 4)	—	(24)	—
Expenses waived/paid by affiliates (Note 3f and 3g)	(14,224)	(18,005)	(124,029)

Net expenses	4,505,699	6,859,476	4,571,063

Net investment income	6,837,132	6,433,594	1,845,842

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	736,998	820,490	947,332
Controlled affiliates (Note 3f)	—	(2,172,517)	(879,194)
Non-controlled affiliates (Note 3f)	(11,436,931)	(5,852,081)	(101,651)

Net realized gain (loss)	(10,699,933)	(7,204,108)	(33,513)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,334,406	4,280,018	536,454
Controlled affiliates (Note 3f)	(178,948)	(10,194,990)	(10,421,427)
Non-controlled affiliates (Note 3f)	(4,652,713)	(22,246,129)	(28,113,985)

Net change in unrealized appreciation (depreciation)	(2,497,255)	(28,161,101)	(37,998,958)

Net realized and unrealized gain (loss)	(13,197,188)	(35,365,209)	(38,032,471)

Net increase (decrease) in net assets resulting from operations	$ (6,360,056)	$(28,931,615)	$(36,186,629)

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Six Months Ended		Six Months Ended
	June 30, 2020	Year Ended	June 30, 2020	Year Ended
	(unaudited)	December 31, 2019	(unaudited)	December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 6,837,132	$ 25,107,727	$ 6,433,594	$ 31,558,118
Net realized gain (loss)	(10,699,933)	82,974,477	(7,204,108)	199,499,628
Net change in unrealized appreciation (depreciation)	(2,497,255)	39,708,493	(28,161,101)	73,867,372

Net increase (decrease) in net assets resulting from operations	(6,360,056)	147,790,697	(28,931,615)	304,925,118

Distributions to shareholders:
Class A	(15,574,668)	(57,057,141)	(39,835,036)	(127,472,477)
Class C	(3,478,889)	(15,889,976)	(7,685,341)	(28,361,419)
Class R	(1,161,510)	(4,845,238)	(1,872,248)	(6,940,804)
Class R6	(45,884)	(171,894)	(188,523)	(596,547)
Advisor Class	(851,991)	(3,083,117)	(1,629,519)	(5,530,382)

Total distributions to shareholders	(21,112,942)	(81,047,366)	(51,210,667)	(168,901,629)

Capital share transactions: (Note 2)
Class A	8,943,982	17,443,983	(13,260,530)	41,588,899
Class C	(26,434,961)	(49,562,208)	(34,388,492)	(63,732,864)
Class R	(4,246,952)	(13,811,072)	(8,595,960)	(15,013,845)
Class R6	(5,494)	(29,922)	(209,587)	1,178,267
Advisor Class	(848,681)	3,905,956	(4,422,227)	1,860,972

Total capital share transactions	(22,592,106)	(42,053,263)	(60,876,796)	(34,118,571)

Net increase (decrease) in net assets	(50,065,104)	24,690,068	(141,019,078)	101,904,918
Net assets:
Beginning of period	1,209,080,088	1,184,390,020	1,943,067,334	1,841,162,416

End of period	$1,159,014,984	$1,209,080,088	$1,802,048,256	$1,943,067,334

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(unaudited)	December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,845,842	$ 15,053,010
Net realized gain (loss)	(33,513)	163,274,838
Net change in unrealized appreciation (depreciation)	(37,998,958)	64,981,512

Net increase (decrease) in net assets resulting from operations	(36,186,629)	243,309,360

Distributions to shareholders:
Class A	(32,244,282)	(98,874,755)
Class C	(6,032,558)	(19,758,707)
Class R	(1,814,498)	(6,587,169)
Class R6	(167,294)	(497,982)
Advisor Class	(1,490,593)	(4,679,908)

Total distributions to shareholders	(41,749,225)	(130,398,521)

Capital share transactions: (Note 2)
Class A	8,001,585	55,726,659
Class C	(12,742,476)	(24,496,389)
Class R	(7,217,759)	(16,283,716)
Class R6	107,990	161,696
Advisor Class	(408,459)	2,253,086

Total capital share transactions	(12,259,119)	17,361,336

Net increase (decrease) in net assets	(90,194,973)	130,272,175
Net assets:
Beginning of period	1,289,542,325	1,159,270,150

End of period	$1,199,347,352	$1,289,542,325

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on June 30, 2020.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

franklintempleton.com	Semiannual Report	45

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c.  Income Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At June 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	7,301,814	$98,723,092	7,306,570	$104,502,597
Shares issued in reinvestment of distributions	1,131,821	15,238,264	2,766,577	39,249,785
Shares redeemed	(7,817,832)	(105,017,374)	(11,122,716)	(157,012,912)

Net increase (decrease)	615,803	$8,943,982	(1,049,569)	$(13,260,530)

Year ended December 31, 2019
Shares sold[a]	9,240,415	$132,372,358	11,595,147	$178,905,379
Shares issued in reinvestment of distributions	3,951,904	55,815,055	8,307,144	125,651,819
Shares redeemed	(11,945,088)	(170,743,430)	(17,069,619)	(262,968,299)

Net increase (decrease)	1,247,231	$17,443,983	2,832,672	$41,588,899

Class C Shares:
Six Months ended June 30, 2020
Shares sold	1,347,668	$17,759,113	1,531,220	$21,368,670
Shares issued in reinvestment of distributions	255,759	3,386,403	547,929	7,556,610
Shares redeemed[a]	(3,581,773)	(47,580,477)	(4,567,443)	(63,313,772)

Net increase (decrease)	(1,978,346)	$(26,434,961)	(2,488,294)	$(34,388,492)

Year ended December 31, 2019
Shares sold	2,306,121	$32,284,847	2,880,868	$43,190,637
Shares issued in reinvestment of distributions	1,119,382	15,451,899	1,903,555	27,852,917
Shares redeemed[a]	(6,958,708)	(97,298,954)	(9,018,336)	(134,776,418)

Net increase (decrease)	(3,533,205)	$(49,562,208)	(4,233,913)	$(63,732,864)

Class R Shares:
Six Months ended June 30, 2020
Shares sold	301,307	$4,095,151	287,328	$4,163,725
Shares issued in reinvestment of distributions	86,457	1,160,651	131,834	1,869,382
Shares redeemed	(710,709)	(9,502,754)	(1,029,615)	(14,629,067)

Net increase (decrease)	(322,945)	$(4,246,952)	(610,453)	$(8,595,960)

Year ended December 31, 2019
Shares sold	810,137	$11,581,508	590,710	$9,051,968
Shares issued in reinvestment of distributions	340,829	4,792,738	452,084	6,824,543
Shares redeemed	(2,124,391)	(30,185,318)	(2,012,772)	(30,890,356)

Net increase (decrease)	(973,425)	$(13,811,072)	(969,978)	$(15,013,845)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	22,910	$314,702	18,472	$266,610
Shares issued in reinvestment of distributions	3,424	45,884	13,320	188,523
Shares redeemed	(27,205)	(366,080)	(46,090)	(664,720)

Net increase (decrease)	(871)	$(5,494)	(14,298)	$(209,587)

Year ended December 31, 2019
Shares sold	60,936	$868,835	125,617	$1,956,765
Shares issued in reinvestment of distributions	12,180	171,894	39,446	596,547
Shares redeemed	(74,119)	(1,070,651)	(88,644)	(1,375,045)

Net increase (decrease)	(1,003)	$(29,922)	76,419	$1,178,267

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	783,382	$10,846,031	562,424	$8,085,076
Shares issued in reinvestment of distributions	52,679	707,336	101,379	1,436,487
Shares redeemed	(919,758)	(12,402,048)	(972,168)	(13,943,790)

Net increase (decrease)	(83,697)	$(848,681)	(308,365)	$(4,422,227)

Year ended December 31, 2019
Shares sold	1,226,806	$17,518,543	1,350,825	$20,876,845
Shares issued in reinvestment of distributions	194,739	2,751,084	325,037	4,922,110
Shares redeemed	(1,146,606)	(16,363,671)	(1,544,989)	(23,937,983)

Net increase (decrease)	274,939	$3,905,956	130,873	$1,860,972

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	3,977,190	$66,671,545
Shares issued in reinvestment of distributions	1,913,676	31,900,496
Shares redeemed	(5,374,716)	(90,570,456)

Net increase (decrease)	516,150	$8,001,585

Year ended December 31, 2019
Shares sold[a]	6,259,778	$116,026,941
Shares issued in reinvestment of distributions	5,381,223	97,592,988
Shares redeemed	(8,509,421)	(157,893,270)

Net increase (decrease)	3,131,580	$55,726,659

48	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Growth
	Allocation Fund

	Shares	Amount

Class C Shares:
Six Months ended June 30, 2020
Shares sold	850,893	$14,000,951
Shares issued in reinvestment of distributions	368,635	5,952,277
Shares redeemed[a]	(1,982,916)	(32,695,704)

Net increase (decrease)	(763,388)	$(12,742,476)

Year ended December 31, 2019
Shares sold	1,388,707	$24,985,521
Shares issued in reinvestment of distributions	1,107,638	19,536,755
Shares redeemed[a]	(3,831,975)	(69,018,665)

Net increase (decrease)	(1,335,630)	$(24,496,389)

Class R Shares:
Six Months ended June 30, 2020
Shares sold	167,128	$2,749,095
Shares issued in reinvestment of distributions	109,916	1,806,516
Shares redeemed	(701,838)	(11,773,370)

Net increase (decrease)	(424,794)	$(7,217,759)

Year ended December 31, 2019
Shares sold	361,071	$6,612,171
Shares issued in reinvestment of distributions	365,944	6,550,138
Shares redeemed	(1,619,946)	(29,446,025)

Net increase (decrease)	(892,931)	$(16,283,716)

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	18,404	$310,809
Shares issued in reinvestment of distributions	9,992	167,294
Shares redeemed	(22,131)	(370,113)

Net increase (decrease)	6,265	$107,990

Year ended December 31, 2019
Shares sold	27,196	$506,243
Shares issued in reinvestment of distributions	27,338	497,982
Shares redeemed	(45,001)	(842,529)

Net increase (decrease)	9,533	$161,696

franklintempleton.com	Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Growth
	Allocation Fund

	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	292,097	$5,004,786
Shares issued in reinvestment of distributions	73,866	1,237,317
Shares redeemed	(397,047)	(6,650,562)

Net increase (decrease)	(31,084)	$(408,459)

Year ended December 31, 2019
Shares sold	521,307	$9,751,537
Shares issued in reinvestment of distributions	211,955	3,863,038
Shares redeemed	(609,204)	(11,361,489)

Net increase (decrease)	124,058	$2,253,086

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$81,551	$116,581	$107,574
CDSC retained	$12,163	$ 10,173	$ 8,593

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Transfer agent fees	$312,169	$571,563	$528,735

f. Investments in FT Underlying Funds

The Funds invest primarily in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

Investments in FT Underlying Funds for the ended June 30, 2020, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty International Aggregate Bond ETF	$—	$59,132,376	$—	$—	$(178,948)	$58,953,428	2,330,175	$102,326

Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	26,164,081	1,335,008	(8,950,166)	(1,214,355)	(1,802,997)	15,531,571	1,578,412	173,712
Franklin FTSE Europe ETF	9,768,089	4,767,591	(1,539,294)	(358,441)	(1,291,457)	11,346,488	517,868	102,676
Franklin FTSE Japan ETF	4,888,926	1,981,815	(797,211)	(205,540)	(257,425)	5,610,565	230,508	49,774
Franklin Growth Fund, Class R6	100,953,428	18,835,180	(16,696,562)	195,500	5,176,699	108,464,245	928,553	—
Franklin International Core Equity (IU) Fund	44,157,780	3,855,549	(7,700,851)	(107,130)	(3,526,084)	36,679,264	3,624,433	221,901
Franklin International Growth Fund, Class R6	18,620,806	1,243,384	(9,377,667)	989,641	(184,352)	11,291,812	639,401	—
Franklin Liberty High Yield Corporate ETF	18,669,307	1,045,984	(1,412,053)	(87,557)	(995,952)	17,219,729	699,989	578,766
Franklin Liberty Investment Grade Corporate ETF	60,127,611	—	(32,225,454)	(67,717)	923,502	28,757,942	1,086,025	936,910
Franklin Liberty Short Duration U.S. Government ETF	—	36,908,762	—	—	80,153	36,988,915	386,025	89,827
Franklin Liberty Systematic Style Premia ETF	—	6,450,168	—	—	(646,397)	5,803,771	254,500	12,330
Franklin Liberty U.S. Core Bond ETF	297,650,265	3,063,223	(16,201,480)	142,378	12,700,549	297,354,935	11,349,425	3,811,637
Franklin Liberty U.S. Treasury Bond ETF	—	60,123,770	—	—	(38,266)	60,085,504	2,376,800	—
Franklin LibertyQ Emerging Markets ETF	16,448,929	—	(14,343,619)	(567,801)	(1,537,509)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	95,440,054	21,102,227	(46,331,555)	(375,618)	(7,988,267)	61,846,841	1,924,295	634,827
Franklin Low Duration Total Return Fund, Class R6	175,003,128	3,069,305	(113,246,953)	(6,355,779)	(512,362)	57,957,339	6,100,772	1,872,104
Franklin Rising Dividends Fund, Class R6	50,520,703	10,440,065	(4,994,017)	(392,283)	(1,467,970)	54,106,498	818,803	195,972
Franklin U.S. Core Equity (IU) Fund	85,739,586	17,962,885	(5,249,628)	(172,242)	2,460,081	100,740,682	9,310,599	340,113
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	16,214	86,580,765	(78,776,077)	—	—	7,820,902	7,820,902	28,273
Templeton Developing Markets Trust, Class R6	—	16,561,940	(5,230,057)	(668,984)	(96,886)	10,566,013	538,258	—
Templeton Foreign Fund, Class R6	18,827,976	3,254,324	(2,564,192)	(229,549)	(3,214,507)	16,074,052	2,771,388	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$55,538,436	$2,026,384	$(13,890,009)	$(1,961,454)	$(2,433,266)	$39,280,091	3,854,769	$1,197,950

Total Non-Controlled Affiliates	$1,078,535,319	$300,608,329	$(379,526,845)	$(11,436,931)	$(4,652,713)	$983,527,159		$10,246,772

Total Affiliated Securities	$1,078,535,319	$359,740,705	$(379,526,845)	$(11,436,931)	$(4,831,661)	$1,042,480,587		$10,349,098

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$63,064,506	$1,540,326	$(17,280,296)	$(2,559,711)	$(4,706,205)	$40,058,620	4,070,998	$410,282
Franklin International Core Equity (IU) Fund	109,600,441	5,662,053	(16,671,685)	(258,071)	(8,962,197)	89,370,541	8,831,081	531,290
Franklin Liberty International Aggregate Bond ETF	—	59,371,159	—	—	(179,912)	59,191,247	2,339,575	102,954
Franklin U.S. Core Equity (IU) Fund	207,136,477	31,074,022	(12,379,259)	645,265	3,653,324	230,129,829	21,268,931	754,755

Total Controlled Affiliates	$379,801,424	$97,647,560	$(46,331,240)	$(2,172,517)	$(10,194,990)	$418,750,237		$1,799,281

Non-Controlled Affiliates
Franklin FTSE Europe ETF	23,110,997	11,889,190	(3,202,439)	(802,165)	(3,328,818)	27,666,765	1,262,746	250,514
Franklin FTSE Japan ETF	11,234,092	5,523,595	(1,907,119)	(503,618)	(665,461)	13,681,489	562,099	121,620
Franklin Growth Fund, Class R6	245,225,738	25,124,995	(34,075,246)	1,584,046	9,863,526	247,723,059	2,120,735	—
Franklin International Growth Fund, Class R6	46,471,153	2,607,780	(23,333,086)	2,501,343	(602,958)	27,644,232	1,565,359	—
Franklin Liberty High Yield Corporate ETF	19,730,336	1,624,227	(2,569,596)	(186,716)	(963,101)	17,635,150	716,876	593,317
Franklin Liberty Short Duration U.S. Government ETF	—	29,511,022	—	—	82,985	29,594,007	308,850	92,069
Franklin Liberty Systematic Style Premia ETF	—	10,062,300	(24,356)	(3,768)	(1,028,069)	9,006,107	394,925	19,611
Franklin Liberty U.S. Core Bond ETF	383,295,216	38,546,883	(89,692,579)	33,514	14,023,059	346,206,093	13,213,973	4,221,766
Franklin Liberty U.S. Treasury Bond ETF	—	41,443,866	—	—	(26,378)	41,417,488	1,638,350	—
Franklin LibertyQ Emerging Markets ETF	39,882,712	—	(34,778,097)	(1,390,622)	(3,713,993)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	230,567,515	33,452,623	(103,305,588)	915,610	(20,500,849)	141,129,311	4,391,080	1,446,821
Franklin Low Duration Total Return Fund, Class R6	130,010,994	2,978,391	(69,739,293)	(3,276,235)	(619,643)	59,354,214	6,247,812	1,513,736
Franklin Rising Dividends Fund, Class R6	122,670,489	15,545,194	(9,986,945)	(325,925)	(4,328,123)	123,574,690	1,870,077	423,723
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	26,056	143,865,171	(131,039,296)	—	—	12,851,931	12,851,931	37,572
Templeton Developing Markets Trust, Class R6	—	39,150,451	(10,154,615)	(1,362,342)	(251,086)	27,382,408	1,394,926	—
Templeton Foreign Fund, Class R6	47,143,784	6,127,163	(5,328,655)	(549,886)	(8,095,032)	39,297,374	6,775,409	—

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3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period		Number of Shares Held at End of Period	Dividend Income

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$58,962,107	$3,140,426	$(18,085,052)	$(2,485,317)	$(2,092,188)	$39,439,976		3,870,459	$1,237,858

Total Non-Controlled Affiliates	$1,358,331,189	$410,593,277	$(537,221,962)	$(5,852,081)	$(22,246,129)	$1,203,604,294			$9,958,607

Total Affiliated Securities	$1,738,132,613	$508,240,837	$(583,553,202)	$(8,024,598)	$(32,441,119)	$1,622,354,531			$11,757,888

Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$55,698,377	$1,038,557	$(9,625,190)	$(1,520,002)	$(4,635,974)	$40,955,768		4,162,172	$357,130
Franklin International Core Equity (IU) Fund	96,752,117	2,141,809	(7,317,955)	196,425	(8,188,255)	83,584,141		8,259,303	463,883
Franklin U.S. Core Equity (IU) Fund	182,117,237	22,209,890	(8,220,064)	444,383	2,402,802	198,954,248		18,387,639	638,995

Total Controlled Affiliates	$334,567,731	$25,390,256	$(25,163,209)	$(879,194)	$(10,421,427)	$323,494,157			$1,460,008

Non-Controlled Affiliates
Franklin FTSE Europe ETF	21,501,637	9,215,558	(1,213,099)	(253,433)	(3,335,252)	25,915,411		1,182,812	234,757
Franklin FTSE Japan ETF	10,760,725	4,195,381	(1,092,987)	(320,372)	(726,958)	12,815,789		526,532	112,277
Franklin Growth Fund, Class R6	217,731,867	12,613,361	(25,902,524)	1,549,714	7,843,639	213,836,057		1,830,631	—
Franklin International Growth Fund, Class R6	41,904,280	1,683,928	(19,573,540)	2,325,506	(405,526)	25,934,648		1,468,553	—
Franklin Liberty High Yield Corporate ETF	6,399,714	945,419	(1,305,372)	(92,521)	(263,779)	5,683,461		231,035	181,994
Franklin Liberty International Aggregate Bond ETF	—	17,939,060	—	—	(53,858)	17,885,202		706,925	30,659
Franklin Liberty Short Duration U.S. Government ETF	—	9,510,114	—	—	26,371	9,536,485		99,525	29,208
Franklin Liberty Systematic Style Premia ETF	—	6,766,016	(91,890)	(14,216)	(673,132)	5,986,778		262,525	12,848
Franklin Liberty U.S. Core Bond ETF	113,394,431	13,575,966	(32,298,650)	96,868	4,135,075	98,903,690		3,774,950	1,253,778
Franklin Liberty U.S. Treasury Bond ETF	—	13,357,606	—	—	(8,502)	13,349,104		528,050	—
Franklin LibertyQ Emerging Markets ETF	35,017,198	—	(30,535,323)	(1,230,256)	(3,251,619)	—	[a]	—	—
Franklin LibertyQ U.S. Equity ETF	202,717,399	17,981,672	(81,919,412)	740,314	(18,224,770)	121,295,203		3,773,964	1,239,899
Franklin Low Duration Total Return Fund, Class R6	42,170,338	1,026,307	(22,767,749)	(1,041,553)	(257,691)	19,129,652		2,013,648	469,997
Franklin Rising Dividends Fund, Class R6	109,395,743	6,886,569	(5,125,016)	(258,198)	(4,244,643)	106,654,455		1,614,020	360,858
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	18,251	81,317,555	(71,307,394)	—	—	10,028,412		10,028,412	25,266

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Developing Markets Trust, Class R6	$—	$34,203,934	$(5,282,772)	$(894,767)	$(253,883)	$27,772,512	1,414,799	$—
Templeton Foreign Fund, Class R6	43,338,229	4,530,832	(3,369,136)	(113,122)	(7,528,191)	36,858,612	6,354,933	—
Templeton Global Total Return Fund, Class R6	19,141,122	1,568,688	(7,305,486)	(595,615)	(891,266)	11,917,443	1,169,523	395,393

Total Non-Controlled Affiliates	$863,490,934	$237,317,966	$(309,090,350)	$(101,651)	$(28,113,985)	$763,502,914		$4,346,934

Total Affiliated Securities	$1,198,058,665	$262,708,222	$(334,253,559)	$(980,845)	$(38,535,412)	$1,086,997,071		$5,806,942

aAs of June 30, 2020, no longer held by the fund.

g.  Waiver and Expense Reimbursements

Effective May 1, 2020, advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Growth Allocation Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.45%, based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to May 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Growth Allocation Fund for Class A, Class C, Class R and Advisor Class were limited to 0.40%, and expenses for Class R6 were limited to 0.27% based on the average net assets of each class.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2020, the custodian fees were reduced as noted in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Cost of investments	$1,048,615,041	$1,540,652,413	$984,851,460

Unrealized appreciation	$126,868,060	$281,722,507	$229,281,125
Unrealized depreciation	(17,032,444)	(19,578,090)	(11,047,035)

Net unrealized appreciation (depreciation)	$109,835,616	$262,144,417	$218,234,090

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2020, were as follows:

	Franklin Conservative Allocation Fund	Franklin Moderate Allocation Fund	Franklin Growth Allocation Fund

Purchases	$375,322,215	$493,702,063	$269,425,396
Sales	$408,988,993	$597,073,513	$318,625,467

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2020, the Funds did not use the Global Credit Facility.

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9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,149,614,832	$—	$—	$1,149,614,832
Short Term Investments	7,820,902	1,014,923	—	8,835,825

Total Investments in Securities	$1,157,435,734	$1,014,923	$—	$1,158,450,657

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,789,118,406	$—	$—	$1,789,118,406
Short Term Investments	12,851,931	826,493	—	13,678,424

Total Investments in Securities	$1,801,970,337	$826,493	$—	$1,802,796,830

Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,192,360,832	$—	$—	$1,192,360,832
Short Term Investments	10,028,412	696,306	—	10,724,718

Total Investments in Securities	$1,202,389,244	$696,306	$—	$1,203,085,550

aFor detailed categories, see the accompanying Statement of Investments.

10. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. New Accounting Pronouncements (continued)

modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF	Exchange Traded Fund

FTSE	Financial Times Stock Exchange

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Moderate Allocation Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

(each a Fund)

At an in-person meeting held on February 25, 2020 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and

(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements, which included discussion of the changing distribution landscape for the Funds. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, President and Chief Executive Officer of FR, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Conservative Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Moderate Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that the Fund’s annualized total return for the one- and 10-year periods was below the median of its Performance Universe, but for the three- and five-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted that the Fund’s annualized total return for the one-year period, while below the median, was over 17%.

Franklin Growth Allocation Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the 10-year period, while below the median, was over 8%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for: (i) Class A shares for the Franklin Conservative Allocation Fund and Franklin Moderate Allocation Fund, and for Class A shares and Class T shares for the other funds in the Expense Group; and (ii) Class A shares for the Franklin Growth Allocation Fund and for Class A shares and Investor Class shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

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SHAREHOLDER INFORMATION

The Expense Group for the Franklin Conservative Allocation Fund included the Fund and nine other mixed-asset target allocation conservative funds. The Expense Group for the Franklin Moderate Allocation Fund included the Fund and 10 other mixed-asset target allocation moderate funds. The Expense Group for the Franklin Growth Allocation Fund included the Fund and 10 other mixed-asset target allocation growth funds. The Board noted that the Management Rates and the actual total expense ratios for the Funds were above the medians and in the fourth and fifth (most expensive) quintiles of their respective Expense Groups. The Board discussed these expenses with management and management noted that the Management Rate paid by each Fund is solely for asset allocation services as the Fund invests substantially all of its assets in underlying funds. Management further explained that, in the third quarter of 2019, the Funds began to invest in new, zero fee proprietary funds which management expects will reduce each Fund’s total expense ratio going forward. The Board concluded that the Management Rate charged to each Fund is reasonable. In doing so, the Board noted management’s explanation above and the fact that the actual total expense ratio for each Fund reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged by the Manager to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, due to the use of the Management Rate for allocation services, the Funds would not likely experience economies of scale.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

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SHAREHOLDER INFORMATION

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

The LRMP Administrator Annual Report was presented to the Fund(s) Board of Trustees at their meetings in May 2020. The report covered the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019 (the “covered period”). The report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

During the reporting period, the Fund maintained a high level of liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund was designated a “Primarily Highly Liquid Fund” as defined under the Liquidity Rule and has not adopted a “Highly Liquid Investment Minimum.” A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time

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SHAREHOLDER INFORMATION

you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	FAS S 08/20

Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended June 30, 2020, global economies were impacted by government restrictions to limit the novel coronavirus (COVID-19) pandemic, and the U.S. economy contracted in 2020’s first and second quarters. Given these economic risks, the U.S. Federal Reserve lowered its key rate by 0.50% on March 3 and further by 1.00% on March 15, decreasing the rate during the period from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing measures to aid credit markets.

Concerns about the pandemic caused many equity investors to shift to government bonds and cash during the period. Nevertheless, global equities partially recovered by June 30, 2020, given optimism about reopening economies and potential COVID-19 treatments. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned -4.04% (the index decreasing from 3,230.78 to 3,100.29).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned -6.64% (the index decreasing from 2,358.468 to 2,201.788).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.14% total return (an index increase from 2,225.000 to 2,361.51), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -3.08% (index total return resulting in a decrease from 6,553.57 to 6,351.67) and MSCI World Index -5.48% (index total return resulting in a decrease from 9,979.034 to 9,432.107).

4. Sources: Morningstar and Bloomberg Barclays indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Contents

Semiannual Report

Economic and Market Overview	3

Franklin Corefolio Allocation Fund	4

Franklin Founding Funds Allocation Fund	9

Financial Highlights and Statements of Investments	14

Financial Statements	26

Notes to Financial Statements	30

Shareholder Information	38

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index (USD), posted a -5.99% total return during the six months under review.1 Stocks fell sharply in early 2020 as countries around the world implemented lockdown measures in an effort to slow the spread of the novel coronavirus (COVID-19). Global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash. While global equities, notably in the U.S., rebounded in April and May amid optimism about easing lockdown restrictions, concerns about a second wave of infections hindered equities in June, as investors weighed the possibility of renewed restrictions.

In the U.S., government mandates to mitigate the COVID-19 pandemic severely impacted the economy beginning in March 2020. As a result, the unemployment rate surged to 14.7% in April, as many businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.2 According to the National Bureau of Economic Research, the longest U.S. economic expansion in history ended in February 2020 as the country slipped into a severe recession. Nonetheless, near period-end, there were signs that a recovery was underway, as jobless claims fell considerably from their peak in early April, retail sales rose sharply in May, and the unemployment rate fell to 11.1% in June.2 Along with optimism about improved treatments and potential vaccines for COVID-19, the positive economic signals contributed to a significant equity rebound in April and May. However, an increase in COVID-19 infections in many states throughout June pressured U.S. stocks.

The U.S. Federal Reserve (Fed) made significant efforts to support the U.S. economy. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%, and announced sweeping quantitative easing measures aimed at ensuring credit flow to borrowers and supporting credit markets with unlimited amounts of bond purchasing.

In the eurozone, some analysts forecasted a significant contraction in 2020, particularly in southern European countries, as the magnitude of the economic disruption caused by the pandemic became apparent. European developed market equities, as measured by the MSCI Europe Index (USD), posted a -12.43% total return for the period.1 To stimulate growth, the European Central Bank implemented a broad bond-buying program, and many countries passed fiscal stimulus measures.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index (USD), posted a -5.51% total return during the six-month period.1 The onset of the pandemic brought dramatically slower economic activity in Asia, as businesses halted operations and manufacturing and export activity declined sharply in the region’s major economies. Asian markets generally advanced toward period-end, bolstered by fiscal stimulus measures and economies reopening throughout the region.

Emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -9.67% total return due primarily to the COVID-19 pandemic.1 A sharp decrease in prices for oil and other natural resources also hurt emerging market economies reliant on these exports. In the last quarter of the reporting period, however, investor optimism led to a stock rally, particularly in emerging market countries that had successfully lowered infection rates.

The foregoing information reflects our analysis and opinions as of June 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. U.S. Bureau of Labor Statistics.

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Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

**Rounds to less than 0.1% of net assets.

Performance Overview

The Fund’s Class A shares posted a -4.12% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a -3.08% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, posted a -17.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Growth Fund – Class R6 and Franklin Growth Opportunities Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 outperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 19.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/20

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3
6-Month	-4.12%		-9.41%

1-Year	+2.89%		-2.77%

5-Year	+38.56%		+5.54%

10-Year	+170.47%		+9.84%

Advisor
6-Month	-4.01%		-4.01%

1-Year	+3.13%		+3.13%

5-Year	+40.27%		+7.00%

10-Year	+177.98%		+10.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0298	$0.0013	$0.8345	$0.8656
C	$0.0298	$0.0013	$0.8345	$0.8656
R	$0.0298	$0.0013	$0.8345	$0.8656
R6	$0.0298	$0.0013	$0.8345	$0.8656
Advisor	$0.0298	$0.0013	$0.8345	$0.8656

Total Annual Operating Expenses4

Share Class
A	1.06%
Advisor	0.81%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	7

FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 1/1/20	Value 6/30/20	1/1/20–6/30/20[1,2]	Value 6/30/20	1/1/20–6/30/20[1,2]	Ratio[2]

A	$1,000	$958.80	$2.09	$1,022.73	$2.16	0.43%
C	$1,000	$955.20	$5.74	$1,019.00	$5.92	1.18%
R	$1,000	$957.80	$3.21	$1,021.58	$3.32	0.66%
R6	$1,000	$960.30	$0.44	$1,024.42	$0.45	0.09%
Advisor	$1,000	$959.90	$0.88	$1,023.97	$0.91	0.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Semiannual Report	franklintempleton.com

Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares posted a -14.78% cumulative total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a -3.08% total return and the MSCI World Index, which tracks equity performance in global developed markets, posted a -17.40% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 outperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 25.

franklintempleton.com	Semiannual Report	9

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Semiannual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/20

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3
6-Month	-14.78%		-19.47%

1-Year	-9.57%		-14.57%

5-Year	+6.34%		+0.10%

10-Year	+83.39%		+5.65%

Advisor
6-Month	-14.65%		-14.65%

1-Year	-9.36%		-9.36%

5-Year	+7.73%		+1.50%

10-Year	+87.98%		+6.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.2070	$0.0666	$0.4731	$0.7467
C	$0.1584	$0.0666	$0.4731	$0.6981
R	$0.1907	$0.0666	$0.4731	$0.7304
R6	$0.2278	$0.0666	$0.4731	$0.7675
Advisor	$0.2218	$0.0666	$0.4731	$0.7615

Total Annual Operating Expenses4

Share Class
A	1.01%
Advisor	0.76%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

12	Semiannual Report	franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Net Annualized Expense Ratio[2]
A	$1,000	$852.20	$1.89	$1,022.82	$2.06	0.41%
C	$1,000	$849.10	$5.33	$1,019.10	$5.82	1.16%
R	$1,000	$851.60	$3.04	$1,021.58	$3.32	0.66%
R6	$1,000	$854.20	$0.37	$1,024.47	$0.40	0.08%
Advisor	$1,000	$853.50	$0.74	$1,024.07	$0.81	0.16%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	13

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Corefolio Allocation Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.04	$17.32	$19.68	$17.06	$16.80	$18.00

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.04)	0.20	0.17	0.17	0.14	0.14

Net realized and unrealized gains (losses)	(0.80)	4.17	(1.51)	3.23	1.07	(0.32)

Total from investment operations	(0.84)	4.37	(1.34)	3.40	1.21	(0.18)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.03)	(0.20)	(0.15)	(0.18)	(0.17)	(0.16)

Net realized gains	(0.84)	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(0.87)	(1.65)	(1.02)	(0.78)	(0.95)	(1.02)

Net asset value, end of period	$18.33	$20.04	$17.32	$19.68	$17.06	$16.80

Total return[d]	(4.12)%	25.79%	(7.10)%	20.07%	7.64%	(1.20)%

Ratios to average net assets[e]

Expenses[f,g]	0.43%	0.44%	0.41%	0.47%	0.45%	0.47%

Net investment income (loss)[c]	(0.43)%	1.02%	0.76%	0.90%	0.83%	0.80%

Supplemental data

Net assets, end of period (000’s)	$671,838	$717,806	$593,983	$579,707	$507,530	$523,540

Portfolio turnover rate	4.41%	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2020.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$19.76	$17.10	$19.43	$16.85	$16.61	$17.81

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.11)	0.04	(0.10)	0.02	0.01	0.02

Net realized and unrealized gains (losses)	(0.79)	4.12	(1.35)	3.19	1.05	(0.33)

Total from investment operations	(0.90)	4.16	(1.45)	3.21	1.06	(0.31)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.03)	(0.05)	(0.01)	(0.03)	(0.04)	(0.03)

Net realized gains	(0.84)	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(0.87)	(1.50)	(0.88)	(0.63)	(0.82)	(0.89)

Net asset value, end of period	$17.99	$19.76	$17.10	$19.43	$16.85	$16.61

Total return[d]	(4.48)%	24.83%	(7.76)%	19.20%	6.82%	(1.92)%

Ratios to average net assets[e]

Expenses[f,g]	1.18%	1.19%	1.16%	1.22%	1.20%	1.19%

Net investment income (loss)[c]	(1.18)%	0.27%	0.01%	0.15%	0.08%	0.08%

Supplemental data

Net assets, end of period (000’s)	$64,720	$75,745	$72,124	$170,218	$160,729	$172,116

Portfolio turnover rate	4.41%	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.07	$17.34	$19.68	$17.06	$16.81	$18.01

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.06)	0.14	0.10	0.12	0.10	0.10

Net realized and unrealized gains (losses)	(0.80)	4.19	(1.48)	3.23	1.06	(0.32)

Total from investment operations	(0.86)	4.33	(1.38)	3.35	1.16	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.03)	(0.15)	(0.09)	(0.13)	(0.13)	(0.12)

Net realized gains	(0.84)	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(0.87)	(1.60)	(0.96)	(0.73)	(0.91)	(0.98)

Net asset value, end of period	$18.34	$20.07	$17.34	$19.68	$17.06	$16.81

Total return[d]	(4.22)%	25.51%	(7.30)%	19.79%	7.33%	(1.43)%

Ratios to average net assets[e]

Expenses[f,g]	0.66%	0.67%	0.65%	0.72%	0.70%	0.69%

Net investment income (loss)[c]	(0.66)%	0.79%	0.52%	0.65%	0.58%	0.58%

Supplemental data

Net assets, end of period (000’s)	$1,287	$1,387	$1,412	$1,629	$1,461	$1,423

Portfolio turnover rate	4.41%	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2020.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.07	$17.34	$19.67	$19.18

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.70	0.27	0.26

Net realized and unrealized gains (losses)	(0.80)	3.75	(1.52)	0.73

Total from investment operations	(0.81)	4.45	(1.25)	0.99

Less distributions from:

Net investment income	(0.03)	(0.27)	(0.21)	(0.25)

Net realized gains	(0.84)	(1.45)	(0.87)	(0.25)

Total distributions	(0.87)	(1.72)	(1.08)	(0.50)

Net asset value, end of period	$18.39	$20.07	$17.34	$19.67

Total return[e]	(3.97)%	26.24%	(6.78)%	5.28%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.12%	0.12%	0.23%	3.47%

Expenses net of waiver and payments by affiliates[g]	0.09%	0.09%	0.09%	0.08%

Net investment income (loss)[d]	(0.09)%	1.37%	1.08%	1.29%

Supplemental data

Net assets, end of period (000’s)	$3,534	$3,385	$75	$5

Portfolio turnover rate	4.41%	2.12%	3.94%	0.71%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$20.08	$17.35	$19.71	$17.08	$16.82	$18.03

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.27	0.24	0.25	0.21	0.21

Net realized and unrealized gains (losses)	(0.80)	4.16	(1.53)	3.21	1.04	(0.35)

Total from investment operations	(0.82)	4.43	(1.29)	3.46	1.25	(0.14)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.03)	(0.25)	(0.20)	(0.23)	(0.21)	(0.21)

Net realized gains	(0.84)	(1.45)	(0.87)	(0.60)	(0.78)	(0.86)

Total distributions	(0.87)	(1.70)	(1.07)	(0.83)	(0.99)	(1.07)

Net asset value, end of period	$18.39	$20.08	$17.35	$19.71	$17.08	$16.82

Total return[d]	(4.01)%	26.10%	(6.85)%	20.40%	7.90%	(0.96)%

Ratios to average net assets[e]

Expenses[f,g]	0.18%	0.19%	0.16%	0.22%	0.20%	0.19%

Net investment income (loss)[c]	(0.18)%	1.27%	1.01%	1.15%	1.08%	1.08%

Supplemental data

Net assets, end of period (000’s)	$48,167	$52,512	$40,399	$33,607	$22,721	$19,396

Portfolio turnover rate	4.41%	2.12%	3.94%	0.71%	0.40%	0.53%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.62% for the period ended June 30, 2020.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value

Investments in Underlying Funds 100.0%

Domestic Equity 75.4%
[a] Franklin Growth Fund, Class R6	1,709,918	$199,735,493
[a,b] Franklin Growth Opportunities Fund, Class R6	3,981,768	200,641,278
[a] Franklin Mutual Shares Fund, Class R6	8,913,875	194,589,902

		594,966,673

Foreign Equity 24.6%
[a] Templeton Growth Fund Inc., Class R6	9,925,728	194,445,011

Total Investments in Underlying Funds (Cost $ 582,339,205)		789,411,684

Other Assets, less Liabilities 0.0%†		133,130

Net Assets 100.0%		$789,544,814

†Rounds to less than 0.1% of net assets.

aSee Note 3(e) regarding investments in FT Underlying Funds.

bNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.43	$12.63	$14.54	$13.47	$12.14	$13.31

Income from investment operations[a]:

Net investment income[b,c]	0.10	0.42	0.41	0.40	0.36	0.35

Net realized and unrealized gains (losses)	(2.24)	1.82	(1.82)	1.10	1.26	(1.16)

Total from investment operations	(2.14)	2.24	(1.41)	1.50	1.62	(0.81)

Less distributions from:

Net investment income	(0.21)	(0.44)	(0.50)	(0.43)	(0.29)	(0.36)

Net realized gains	(0.54)	—	—	—	—	—

Total distributions	(0.75)	(0.44)	(0.50)	(0.43)	(0.29)	(0.36)

Net asset value, end of period	$11.54	$14.43	$12.63	$14.54	$13.47	$12.14

Total return[d]	(14.78)%	17.81%	(9.82)%	11.20%	13.52%	(6.18)%

Ratios to average net assets[e]

Expenses[f,g]	0.41%	0.40%	0.39%	0.43%	0.42%	0.41%

Net investment income[c]	1.59%	2.99%	2.66%	2.81%	2.87%	2.65%

Supplemental data

Net assets, end of period (000’s)	$2,696,919	$3,397,662	$3,209,751	$3,300,005	$3,310,397	$3,346,192

Portfolio turnover rate	1.33%	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2020.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.33	$12.54	$14.33	$13.27	$11.96	$13.11

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.29	0.18	0.28	0.26	0.25

Net realized and unrealized gains (losses)	(2.22)	1.82	(1.67)	1.10	1.25	(1.14)

Total from investment operations	(2.17)	2.11	(1.49)	1.38	1.51	(0.89)

Less distributions from:

Net investment income	(0.16)	(0.32)	(0.30)	(0.32)	(0.20)	(0.26)

Net realized gains	(0.54)	—	—	—	—	—

Total distributions	(0.70)	(0.32)	(0.30)	(0.32)	(0.20)	(0.26)

Net asset value, end of period	$11.46	$14.33	$12.54	$14.33	$13.27	$11.96

Total return[d]	(15.09)%	16.91%	(10.54)%	10.43%	12.71%	(6.85)%

Ratios to average net assets[e]

Expenses[f,g]	1.16%	1.15%	1.14%	1.18%	1.17%	1.16%

Net investment income[c]	0.84%	2.24%	1.91%	2.06%	2.12%	1.90%

Supplemental data

Net assets, end of period (000’s)	$215,007	$300,699	$362,833	$1,261,997	$1,402,623	$1,458,281

Portfolio turnover rate	1.33%	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.48	$12.68	$14.58	$13.49	$12.16	$13.33

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.37	0.34	0.34	0.33	0.32

Net realized and unrealized gains (losses)	(2.24)	1.83	(1.78)	1.13	1.26	(1.16)

Total from investment operations	(2.16)	2.20	(1.44)	1.47	1.59	(0.84)

Less distributions from:

Net investment income	(0.19)	(0.40)	(0.46)	(0.38)	(0.26)	(0.33)

Net realized gains	(0.54)	—	—	—	—	—

Total distributions	(0.73)	(0.40)	(0.46)	(0.38)	(0.26)	(0.33)

Net asset value, end of period	$11.59	$14.48	$12.68	$14.58	$13.49	$12.16

Total return[d]	(14.84)%	17.44%	(10.01)%	10.97%	13.22%	(6.40)%

Ratios to average net assets[e]

Expenses[f,g]	0.66%	0.65%	0.64%	0.68%	0.67%	0.66%

Net investment income[c]	1.34%	2.74%	2.41%	2.56%	2.62%	2.40%

Supplemental data

Net assets, end of period (000’s)	$4,477	$5,699	$5,513	$7,843	$10,776	$10,724

Portfolio turnover rate	1.33%	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2020.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.81	$12.95	$14.62	$14.46

Income from investment operations[b]:

Net investment income[c,d]	0.12	0.46	0.37	0.30

Net realized and unrealized gains (losses)	(2.29)	1.88	(1.75)	0.06

Total from investment operations	(2.17)	2.34	(1.38)	0.36

Less distributions from:

Net investment income	(0.23)	(0.48)	(0.29)	(0.20)

Net realized gains	(0.54)	—	—	—

Total distributions	(0.77)	(0.48)	(0.29)	(0.20)

Net asset value, end of period	$11.87	$14.81	$12.95	$14.62

Total return[e]	(14.58)%	18.18%	(9.57)%	2.56%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.11%	3.23%	0.08%	4.28%

Expenses net of waiver and payments by affiliates[g]	0.08%	0.07%	0.07%	0.06%

Net investment income[d]	1.92%	3.32%	2.98%	3.18%

Supplemental data

Net assets, end of period (000’s)	$4	$5	$4	$5

Portfolio turnover rate	1.33%	0.29%	0.73%	0.48%

aFor the period August 1, 2017 (effective date) to December 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.52	$12.71	$14.63	$13.54	$12.20	$13.38

Income from investment operations[a]:

Net investment income[b,c]	0.12	0.45	0.43	0.46	0.40	0.39

Net realized and unrealized gains (losses)	(2.26)	1.83	(1.81)	1.10	1.26	(1.18)

Total from investment operations	(2.14)	2.28	(1.38)	1.56	1.66	(0.79)

Less distributions from:

Net investment income	(0.22)	(0.47)	(0.54)	(0.47)	(0.32)	(0.39)

Net realized gains	(0.54)	—	—	—	—	—

Total distributions	(0.76)	(0.47)	(0.54)	(0.47)	(0.32)	(0.39)

Net asset value, end of period	$11.62	$14.52	$12.71	$14.63	$13.54	$12.20

Total return[d]	(14.65)%	18.06%	(9.60)%	11.58%	13.82%	(5.98)%

Ratios to average net assets[e]

Expenses[f,g]	0.16%	0.15%	0.14%	0.18%	0.17%	0.16%

Net investment income[c]	1.84%	3.24%	2.91%	3.06%	3.12%	2.90%

Supplemental data

Net assets, end of period (000’s)	$121,501	$156,275	$145,522	$174,219	$131,368	$123,966

Portfolio turnover rate	1.33%	0.29%	0.73%	0.48%	0.06%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.60% for the period ended June 30, 2020.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value

Investments in Underlying Funds 100.1%

Domestic Equity 33.1%
[a] Franklin Mutual Shares Fund, Class R6	46,107,924	$1,006,535,983

Domestic Hybrid 33.4%
[a] Franklin Income Fund, Class R6	497,094,978	1,014,073,755

Foreign Equity 33.6%
[a] Templeton Growth Fund Inc., Class R6	52,029,001	1,019,248,125

Total Investments in Underlying Funds (Cost $ 3,612,195,776)		3,039,857,863
Other Assets, less Liabilities (0.1)%		(1,949,315)

Net Assets 100.0%		$3,037,908,548

aSee Note 3(e) regarding investments in FT Underlying Funds.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2020 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$582,339,205	$3,612,195,776

Value - Non-controlled affiliates (Note 3e)	$789,411,684	$3,039,857,863
Receivables:
Investment securities sold	1,634,208	6,050,327
Capital shares sold	256,778	503,131
Other assets	679	2,981

Total assets	791,303,349	3,046,414,302

Liabilities:
Payables:
Capital shares redeemed	660,317	4,625,761
Administrative fees	19,402	76,313
Distribution fees	192,092	751,724
Transfer agent fees	86,947	547,431
Trustees’ fees and expenses	376	2,970
Funds advanced by custodian	728,992	2,276,078
Accrued expenses and other liabilities	70,409	225,477

Total liabilities	1,758,535	8,505,754

Net assets, at value	$789,544,814	$3,037,908,548

Net assets consist of:
Paid-in capital	$578,068,730	$3,648,958,066
Total distributable earnings (losses)	211,476,084	(611,049,518)

Net assets, at value	$789,544,814	$3,037,908,548

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Class A:
Net assets, at value	$671,837,690	$2,696,919,350

Shares outstanding	36,649,378	233,634,346

Net asset value per share[a]	$18.33	$11.54

Maximum offering price per share (net asset value per share ÷ 94.50%)	$19.40	$12.21

Class C:
Net assets, at value	$ 64,719,554	$ 215,007,005

Shares outstanding	3,597,073	18,755,832

Net asset value and maximum offering price per share[a]	$17.99	$11.46

Class R:
Net assets, at value	$ 1,286,594	$ 4,477,456

Shares outstanding	70,166	386,377

Net asset value and maximum offering price per share	$18.34	$11.59

Class R6:
Net assets, at value	$ 3,533,985	$ 4,107

Shares outstanding	192,143	346

Net asset value and maximum offering price per share	$18.39	$11.87

Advisor Class:
Net assets, at value	$ 48,166,991	$ 121,500,630

Shares outstanding	2,618,519	10,455,879

Net asset value and maximum offering price per share	$18.39	$11.62

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2020 (unaudited)

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3e)	$ 946	$ 32,491,728

Expenses:
Administrative fees (Note 3a)	115,748	488,251
Distribution fees: (Note 3b)
Class A	818,335	3,595,392
Class C	330,088	1,214,263
Class R	2,941	12,241
Transfer agent fees: (Note 3d)
Class A	392,242	1,599,166
Class C	39,547	135,120
Class R	730	2,737
Class R6	858	46
Advisor Class	28,660	74,856
Reports to shareholders	28,864	151,316
Registration and filing fees	51,685	68,419
Professional fees	19,882	30,015
Trustees’ fees and expenses	3,675	17,739
Other	7,875	20,946

Total expenses	1,841,130	7,410,507
Expenses waived/paid by affiliates (Note 3e and 3f)	(436)	(102)

Net expenses	1,840,694	7,410,405

Net investment income (loss)	(1,839,748)	25,081,323

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	11,741,110	(28,235,286)

Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3e)	(47,196,967)	(563,009,444)

Net realized and unrealized gain (loss)	(35,455,857)	(591,244,730)

Net increase (decrease) in net assets resulting from operations	$(37,295,605)	$(566,163,407)

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio Allocation Fund		Franklin Founding Funds Allocation Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$ (1,839,748)	$ 7,711,749	$ 25,081,323	$ 113,175,545
Net realized gain (loss)	11,741,110	55,523,294	(28,235,286)	140,199,793
Net change in unrealized appreciation (depreciation)	(47,196,967)	115,385,770	(563,009,444)	371,362,001

Net increase (decrease) in net assets resulting from operations	(37,295,605)	178,620,813	(566,163,407)	624,737,339

Distributions to shareholders:
Class A	(30,365,437)	(56,514,085)	(164,677,537)	(102,914,076)
Class C	(2,977,925)	(5,786,775)	(12,402,268)	(7,191,749)
Class R	(57,904)	(109,031)	(265,435)	(161,302)
Class R6	(158,685)	(165,432)	(265)	(256)
Advisor Class	(2,194,316)	(4,068,534)	(7,603,939)	(5,065,959)

Total distributions to shareholders	(35,754,267)	(66,643,857)	(184,949,444)	(115,333,342)

Capital share transactions: (Note 2)
Class A	15,326,716	29,666,701	(39,136,151)	(253,837,338)
Class C	(4,170,275)	(7,382,046)	(29,100,703)	(108,626,694)
Class R	12,445	(237,087)	(110,545)	(559,910)
Class R6	424,158	3,207,157	—	(424)
Advisor Class	165,478	5,611,518	(2,972,102)	(9,661,948)

Total capital share transactions	11,758,522	30,866,243	(71,319,501)	(372,686,314)

Net increase (decrease) in net assets	(61,291,350)	142,843,199	(822,432,352)	136,717,683
Net assets:
Beginning of period	850,836,164	707,992,965	3,860,340,900	3,723,623,217

End of period	$789,544,814	$850,836,164	$3,037,908,548	$3,860,340,900

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting polocies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

b.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2020, the each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own

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different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	2,176,787	$ 39,952,157	5,718,446	$ 71,947,722
Shares issued in reinvestment of distributions	1,660,151	29,799,647	13,880,267	157,957,441
Shares redeemed	(3,008,458)	(54,425,088)	(21,461,379)	(269,041,314)

Net increase (decrease)	828,480	$ 15,326,716	(1,862,666)	$ (39,136,151)

Year ended December 31, 2019
Shares sold[a]	3,752,082	$ 72,858,466	12,695,529	$ 175,645,857
Shares issued in reinvestment of distributions	2,861,103	55,420,177	6,993,175	98,632,685
Shares redeemed	(5,084,593)	(98,611,942)	(38,238,202)	(528,115,880)

Net increase (decrease)	1,528,592	$ 29,666,701	(18,549,498)	$(253,837,338)

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2. Shares of Beneficial Interest (continued)

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2020
Shares sold	328,803	$5,849,924	893,120	$11,130,159
Shares issued in reinvestment of distributions	165,410	2,914,531	1,065,270	12,048,200
Shares redeemed[a]	(730,728)	(12,934,730)	(4,188,928)	(52,279,062)

Net increase (decrease)	(236,515)	$(4,170,275)	(2,230,538)	$(29,100,703)

Year ended December 31, 2019
Shares sold	676,110	$12,900,947	2,055,351	$28,136,207
Shares issued in reinvestment of distributions	297,765	5,652,670	497,845	6,965,116
Shares redeemed[a]	(1,358,405)	(25,935,663)	(10,494,806)	(143,728,017)

Net increase (decrease)	(384,530)	$(7,382,046)	(7,941,610)	$(108,626,694)

Class R Shares:
Six Months ended June 30, 2020
Shares sold	3,855	$68,324	16,399	$213,156
Shares issued in reinvestment of distributions	3,224	57,904	22,922	261,999
Shares redeemed	(6,034)	(113,783)	(46,589)	(585,700)

Net increase (decrease)	1,045	$12,445	(7,268)	$(110,545)

Year ended December 31, 2019
Shares sold	3,112	$60,934	32,461	$449,584
Shares issued in reinvestment of distributions	5,635	109,031	11,274	159,460
Shares redeemed	(21,072)	(407,052)	(84,995)	(1,168,954)

Net increase (decrease)	(12,325)	$(237,087)	(41,260)	$(559,910)

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	31,476	$590,924	—	$—
Shares issued in reinvestment of distributions	8,794	158,374	—	—
Shares redeemed	(16,799)	(325,140)	—	—

Net increase (decrease)	23,471	$424,158	—	$—

Year ended December 31, 2019
Shares sold	177,781	$3,471,091	469	$6,585
Shares issued in reinvestment of distributions	8,382	165,160	6	90
Shares redeemed	(21,826)	(429,094)	(475)	(7,099)

Net increase (decrease)	164,337	$3,207,157	—	$(424)

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	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	239,461	$4,405,458	1,525,176	$20,539,752
Shares issued in reinvestment of distributions	107,086	1,928,611	593,014	6,795,942
Shares redeemed	(343,086)	(6,168,591)	(2,427,397)	(30,307,796)

Net increase (decrease)	3,461	$165,478	(309,207)	$(2,972,102)

Year ended December 31, 2019
Shares sold	670,304	$12,943,164	2,558,679	$35,435,253
Shares issued in reinvestment of distributions	182,685	3,555,865	316,923	4,498,812
Shares redeemed	(566,172)	(10,887,511)	(3,560,226)	(49,596,013)

Net increase (decrease)	286,817	$5,611,518	(684,624)	$(9,661,948)

aMay include a portion of Class C shares that were automatically converted to Class A.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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3.  Transactions with Affiliates (continued)

b.  Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$56,719	$86,149
CDSC retained.	$ 2,268	$ 8,484

d.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund
Transfer agent fees	$325,211	$858,257

e.  Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

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Investments in Underlying Funds for the ended June 30, 2020, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$214,690,054	$—	$(21,188,376)	$7,813,286	$(1,579,471)	$199,735,493	1,709,918	$—
Franklin Growth Opportunities Fund, Class R6	207,896,880	—	(35,788,459)	4,925,890	23,606,967	200,641,278	3,981,768	—
Franklin Mutual Shares Fund, Class R6	214,131,158	25,362,912	(2,515,998)	(798,641)	(41,589,529)	194,589,902	8,913,875	—
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	184	12,907,240	(12,907,424)	—	—	—[a]	—	946
Templeton Growth Fund Inc., Class R6	213,524,625	9,081,863	(327,118)	(199,425)	(27,634,934)	194,445,011	9,925,728	—

Total Affiliated Securities	$850,242,901	$47,352,015	$(72,727,375)	$11,741,110	$(47,196,967)	$789,411,684		$946

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$1,280,803,963	$32,491,110	$(140,622,336)	$(16,582,823)	$(142,016,159)	$1,014,073,755	497,094,978	$32,491,110
Franklin Mutual Shares Fund, Class R6	1,292,229,850	11,386,296	(35,010,834)	3,567,035	(265,636,364)	1,006,535,983	46,107,924	—
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	152	23,388,817	(23,388,969)	—	—	—[a]	—	618
Templeton Growth Fund Inc., Class R6	1,288,961,776	—	(99,137,232)	(15,219,498)	(155,356,921)	1,019,248,125	52,029,001	—

Total Affiliated Securities	$3,861,995,741	$67,266,223	$(298,159,371)	$(28,235,286)	$(563,009,444)	$3,039,857,863		$32,491,728

aAs of June 30, 2020, no longer held by the fund.

f.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.

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4. Income Taxes

At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Cost of investments	$587,832,548	$3,622,055,309

Unrealized appreciation	$232,645,947	$ —
Unrealized depreciation	(31,066,811)	(582,197,446)

Net unrealized appreciation (depreciation)	$201,579,136	$ (582,197,446)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2020, were as follows:

	Franklin Corefolio Allocation Fund	Franklin Founding Funds Allocation Fund

Purchases	$34,444,776	$ 43,877,407
Sales	$59,819,951	$274,770,404

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2020, the Funds did not use the Global Credit Facility.

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8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At June 30, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

The Board of Trustees of the Trust recently approved a proposal to reposition the Franklin Founding Funds Allocation Fund (Fund), subject to shareholder approval of certain matters. Among other things, the repositioning of the Fund as a directly managed allocation fund would involve entering into an investment management agreement with Franklin Advisers, Inc., changing the name of the Fund to the “Franklin Global Multi-Asset Fund” and modifying the Fund’s principal investment strategies and goals. It is expected to be completed early 2021.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Founding Funds Allocation Fund

(Fund)

At a meeting held on May 13, 2020 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved a new investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (New Management Agreement) for an initial two-year period, subject to prior approval of the shareholders of the Fund. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

The Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also considered a form of the New Management Agreement, which has terms that are consistent with the current investment management agreements used for other funds in the Franklin Templeton (FT) fund complex. The Board further considered the code of ethics applied to the employees of the Manager and compliance policies and procedures of the Manager. The Board noted that the Fund currently maintains a static allocation to underlying funds and so does not currently have an investment manager, nor pay investment management fees. The Board discussed with the Manager the reasons for its request that the Board approve the New Management Agreement, including the proposed repositioning of the Fund from a fund-of-funds with a static allocation to three actively managed underlying funds, to a direct investment fund with an actively managed global multi-asset strategy (Repositioning). The Board also noted that the Fund’s assets have declined from $4.9 billion as of March 31, 2017 to $2.9 billion as of March 31, 2020. The Board further noted management’s belief that the proposed Repositioning will enable the Fund to: (1) continue to provide broad asset allocation to multiple asset classes; (2) improve performance; (3) slightly reduce the Fund’s overall expenses; and (4) allow the Fund’s portfolio managers to provide a greater degree of diversification across asset classes and strategies and reduce the volatility of the Fund’s returns, as well as better tailor the Fund’s portfolio to achieve its investment goals.

The Board reviewed and considered all of the factors it deemed relevant in approving the New Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided to the Fund; and (iv) the extent to which economies of scale are expected to be realized. The Board noted management’s proposal to request shareholder approval to allow the Fund to use a manager-of-manager structure as many other funds in the FT fund complex have in place. The Board also noted that the Fund’s name would be changed to the “Franklin Global Multi-Asset Fund” to better reflect the repositioned strategy and structure of the Fund. In determining that the terms of the New Management Agreement are fair and reasonable, the Board noted the level of services to be provided under the New Management Agreement and the anticipated modest decrease in the overall fees and expenses of the Fund.

In approving the New Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the New Management Agreement are fair and reasonable and that the New Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services, including administrative services, to be provided by the Manager and its affiliates to the Fund and its shareholders. In particular, the Board took into account management’s belief that the proposed Repositioning, including the change from a static allocation fund-of-funds to a direct investment allocation fund, will improve the Fund’s performance and slightly reduce the Fund’s overall expenses. The Board noted the Manager’s experience as manager of other funds and accounts, including those within the FT organization; the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the Manager and the Manager’s capabilities, as demonstrated by, among other things, their policies and procedures designed to prevent violations of the federal securities laws, which had previously

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SHAREHOLDER INFORMATION

been approved by the Board in connection with its oversight of other funds in the FT organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

While the Board noted its review and consideration of the performance results of the Fund in connection with the February 2020 annual contract renewal process and the additional performance information that management provided at the Meeting, the Board concluded that it did not consider the current performance of the Fund to be a material factor in its consideration of the New Management Agreement given the proposed Repositioning and restructuring of the Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers (Management Rate), of the Fund in comparison to the expense ratios and Management Rates, respectively, of other mutual funds deemed comparable to and with a similar expense structure as proposed for the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.

The Expense Group for the Fund included the Fund and nine other mixed-asset target allocation moderate funds. The Board noted that the Fund’s proposed Management Rate was above and proposed total expense ratio was in line with the median of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s proposed total expense ratio reflected a fee waiver from management and management’s representation that the Fund’s gross and net annual Fund operating expenses are expected to slightly decrease because the Fund would no longer be primarily invested in underlying funds, which was expected to result in a decrease in the underlying fund fees and expenses paid by the Fund.

Profitability

The Board then noted that the Manager and its affiliates could not report any financial results from their relationships with the Fund because the Fund does not currently have an investment manager, nor pay investment management fees, and thus, the Board could not evaluate the Manager’s or its affiliates’ profitability with respect to the Fund. The Board noted that investment management fees are currently paid by the underlying funds in which the Fund invests.

Economies of Scale

The Board considered the extent to which Manager and its affiliates may realize economies of scale, if any, and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that Manager (and its affiliates) could not report on any potential economies of scale at this time given the Repositioning and restructuring of the Fund, but would be able to do so in connection with the Fund’s annual contract renewal process.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the New Management Agreement for an initial two-year period, subject to prior approval of the shareholders of the Fund.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures

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governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

The LRMP Administrator Annual Report was presented to the Fund(s) Board of Trustees at their meetings in May 2020. The report covered the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019 (the “covered period”). The report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

During the reporting period, the Fund maintained a high level of liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund was designated a “Primarily Highly Liquid Fund” as defined under the Liquidity Rule and has not adopted a “Highly Liquid Investment Minimum.” A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton

Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

40	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Fund Administrator	Distributor	Shareholder Services
Franklin Templeton	Franklin Templeton Distributors, Inc.	(800) 632-2301
Services, LLC	(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	FAS2 S 08/20

Franklin LifeSmart™
Retirement Income Fund	2040 Retirement Target Fund
2020 Retirement Target Fund	2045 Retirement Target Fund
2025 Retirement Target Fund	2050 Retirement Target Fund
2030 Retirement Target Fund	2055 Retirement Target Fund
2035 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended June 30, 2020, global economies were impacted by government restrictions to limit the novel coronavirus (COVID-19) pandemic, and the U.S. economy contracted in 2020’s first and second quarters. Given these economic risks, the U.S. Federal Reserve lowered its key rate by 0.50% on March 3 and further by 1.00% on March 15, decreasing the rate during the period from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing measures to aid credit markets.

Concerns about the pandemic caused many equity investors to shift to government bonds and cash during the period. Nevertheless, global equities partially recovered by June 30, 2020, given optimism about reopening economies and potential COVID-19 treatments. In this environment, the prices of U.S. stocks, as measured by the Standard & Poor’s® 500 Index (S&P 500®), returned -4.04% (the index decreasing from 3,230.78 to 3,100.29).1,3 The prices of stocks in global developed markets, as measured by the MSCI World Index, returned -6.64% (the index decreasing from 2,358.468 to 2,201.788).2,3 Investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (Bloomberg Index), posted a +6.14% total return (an index increase from 2,225.000 to 2,361.51), which includes reinvestment of income and distributions.4

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-positioned for the years ahead.

In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. As you know, all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Fund Allocator Series

This letter reflects our analysis and opinions as of June 30, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.

2. Source: MSCI.

3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -3.08% (index total return resulting in a decrease from 6,553.57 to 6,351.67) and MSCI World Index -5.48% (index total return resulting in a decrease from 9,979.034 to 9,432.107).

4. Sources: Morningstar and Bloomberg Barclays Indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Economic and Market Overview	3

Franklin LifeSmart™ Retirement Income Fund	4

Franklin LifeSmart™ 2020 Retirement Target Fund	10

Franklin LifeSmart™ 2025 Retirement Target Fund	15

Franklin LifeSmart™ 2030 Retirement Target Fund	20

Franklin LifeSmart™ 2035 Retirement Target Fund	25

Franklin LifeSmart™ 2040 Retirement Target Fund	30

Franklin LifeSmart™ 2045 Retirement Target Fund	35

Franklin LifeSmart™ 2050 Retirement Target Fund	40

Franklin LifeSmart™ 2055 Retirement Target Fund	45

Financial Highlights and Statements of Investments	50

Financial Statements	112

Notes to Financial Statements	126

Shareholder Information	150

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index (USD), posted a -5.99% total return during the six months under review.1 Stocks fell sharply in early 2020 as countries around the world implemented lockdown measures in an effort to slow the spread of the novel coronavirus (COVID-19). Global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash. While global equities, notably in the U.S., rebounded in April and May amid optimism about easing lockdown restrictions, concerns about a second wave of infections hindered equities in June, as investors weighed the possibility of renewed restrictions.

In the U.S., government mandates to mitigate the COVID-19 pandemic severely impacted the economy beginning in March 2020. As a result, the unemployment rate surged to 14.7% in April, as many businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.2 A According to the National Bureau of Economic Research, the longest U.S. economic expansion in history ended in February 2020 as the country slipped into a severe recession. Nonetheless, near period-end, there were signs that a recovery was underway, as jobless claims fell considerably from their peak in early April, retail sales rose sharply in May, and the unemployment rate fell to 11.1% in June.2 Along with optimism about improved treatments and potential vaccines for COVID-19, the positive economic signals contributed to a significant equity rebound in April and May. However, an increase in COVID-19 infections in many states throughout June pressured U.S. stocks.

The U.S. Federal Reserve (Fed) made significant efforts to support the U.S. economy. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%, and announced sweeping quantitative easing measures aimed at ensuring credit flow to borrowers and supporting credit markets with unlimited amounts of bond purchasing.

In the eurozone, some analysts forecasted a significant contraction in 2020, particularly in southern European countries, as the magnitude of the economic disruption caused by the pandemic became apparent. European developed market equities, as measured by the MSCI Europe Index (USD), posted a -12.43% total return for the period.1 To stimulate growth, the European Central Bank implemented a broad bond-buying program, and many countries passed fiscal stimulus measures.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index (USD), posted a -5.51% total return during the six-month period.1 The onset of the pandemic brought dramatically slower economic activity in Asia, as businesses halted operations and manufacturing and export activity declined sharply in the region’s major economies. Asian markets generally advanced toward period-end, bolstered by fiscal stimulus measures and economies reopening throughout the region.

Emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -9.67% total return due primarily to the COVID-19 pandemic. A sharp decrease in prices for oil and other natural resources also hurt emerging market economies reliant on these exports. In the last quarter of the reporting period, however, investor optimism led to a stock rally, particularly in emerging market countries that had successfully lowered infection rates.

The foregoing information reflects our analysis and opinions as of June 30, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	3

Franklin LifeSmart™ Retirement Income Fund

This semiannual report for Franklin LifeSmart™ Retirement Income Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -0.68% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In evaluating the risk level of the underlying funds, including alternative investments funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6,

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 55.

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FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Income Fund – Class R6	20.1%
Franklin Liberty U.S. Core Bond ETF	19.9%
Franklin U.S. Government Securities Fund – Class R6	10.0%
iShares Core U.S. Aggregate Bond ETF	10.0%
Vanguard Intermediate-Term Corporate Bond ETF	8.0%
Franklin Liberty U.S. Treasury Bond ETF	7.0%
Franklin LibertyQ U.S. Equity ETF	5.8%
Franklin U.S. Core Equity (IU) Fund	5.1%
UBS AG London Branch – senior note	4.5%
Credit Suisse AG – senior note	4.3%

underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity fund holding, Franklin LibertyQ U.S. Equity ETF, underper-formed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, underperformed both the MSCI ACWI and the Bloomberg Barclays Multiverse Index. The index-linked notes increased the level of income the Fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart™ Retirement Income Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com	Semiannual Report	5

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Performance Summary as of June 30, 2020

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-0.68%		-6.15%

1-Year	+2.83%		-2.83%

5-Year	+14.67%		+1.61%

10-Year	+68.49%		+4.76%

Advisor
6-Month	-0.54%		-0.54%

1-Year	+3.09%		+3.09%

5-Year	+16.07%		+3.03%

10-Year	+73.00%		+5.63%

	Distribution	30-Day Standardized Yield[6]
Share Class	Rate[5]	(with fee waiver)	(without fee waiver)
A	3.85%	3.44%	2.84%
Advisor	4.33%	3.88%	3.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	6/30/20	12/31/19	Change
A (FTRAX)	$10.85	$11.15	-$0.30
C (FRTCX)	$10.72	$11.01	-$0.29
R (FBRLX)	$10.82	$11.11	-$0.29
R6 (FLMTX)	$10.90	$11.20	-$0.30
Advisor (FLRDX)	$10.89	$11.19	-$0.30

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income
A	$0.2208
C	$0.1764
R	$0.2058
R6	$0.2388
Advisor	$0.2358

Total Annual Operating Expenses7

Share Class	With Fee Waiver	Without Fee Waiver
A	0.63%	1.28%
Advisor	0.38%	1.03%

See page 8 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	7

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.

The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has an expense reduction contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

8	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$993.20	$1.49	$1,023.37	$1.51	0.30%
C	$1,000	$989.00	$5.19	$1,019.64	$5.27	1.05%
R	$1,000	$991.80	$2.38	$1,022.48	$2.41	0.48%
R6	$1,000	$994.90	$0.00	$1,024.86	$0.00	0.00%
Advisor	$1,000	$994.60	$0.25	$1,024.61	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	9

Franklin LifeSmart™ 2020 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2020 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -1.61% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return. The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 62.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Liberty U.S. Core Bond ETF	24.7%
iShares Core U.S. Aggregate Bond ETF	11.2%
Franklin Growth Fund – Class R6	8.7%
Franklin U.S. Core Equity (IU) Fund	8.1%
Franklin Low Duration Total Return Fund – Class R6	5.1%
Franklin LibertyQ U.S. Equity ETF	4.9%
Franklin Rising Dividends Fund – Class R6	4.3%
Franklin Liberty International Aggregate Bond ETF	4.2%
Franklin International Core Equity (IU) Fund	3.8%
Franklin Liberty U.S. Treasury Bond ETF	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Franklin Liberty International Aggregate Bond ETF, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2020 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
6-Month	-1.61%	-7.04%

1-Year	+2.55%	-3.11%

5-Year	+17.96%	+2.20%

Since Inception (7/1/13)	+40.06%	+4.09%

Advisor
6-Month	-1.41%	-1.41%

1-Year	+2.89%	+2.89%

5-Year	+19.58%	+3.64%

Since Inception (7/1/13)	+42.77%	+5.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income
A	$0.1151
C	$0.0754
R	$0.1010
R6	$0.1311
Advisor	$0.1285

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.33%
Advisor	0.45%	1.08%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$983.90	$2.32	$1,022.53	$2.36	0.47%
C	$1,000	$981.10	$6.01	$1,018.80	$6.12	1.22%
R	$1,000	$982.60	$3.55	$1,021.28	$3.62	0.72%
R6	$1,000	$986.10	$0.84	$1,024.02	$0.86	0.17%
Advisor	$1,000	$985.90	$1.09	$1,023.77	$1.11	0.22%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2025 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2025 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -2.34% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 69.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total Net Assets
Franklin Liberty U.S. Core Bond ETF	22.2%
Franklin Growth Fund – Class R6	10.7%
Franklin U.S. Core Equity (IU) Fund	9.9%
iShares Core U.S. Aggregate Bond ETF	7.7%
Franklin LibertyQ U.S. Equity ETF	6.0%
Franklin Rising Dividends Fund – Class R6	5.3%
Franklin International Core Equity (IU) Fund	4.7%
Franklin Low Duration Total Return Fund – Class R6	4.3%
Invesco QQQ Trust Series 1 ETF	3.6%
Franklin Liberty International Aggregate Bond ETF	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Franklin Liberty International Aggregate Bond ETF, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2025 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]

A4
6-Month	-2.34%	-7.74%

1-Year	+2.50%	-3.17%

5-Year	+21.49%	+2.80%

10-Year	+98.21%	+6.47%

Advisor
6-Month	-2.22%	-2.22%

1-Year	+2.75%	+2.75%

5-Year	+23.04%	+4.23%

10-Year	+103.73%	+7.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0667	$0.2337	$0.3004
C	$0.0243	$0.2337	$0.2580
R	$0.0516	$0.2337	$0.2853
R6	$0.0837	$0.2337	$0.3174
Advisor	$0.0808	$0.2337	$0.3145

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.17%
Advisor	0.45%	0.92%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$976.60	$2.21	$1,022.63	$2.26	0.45%
C	$1,000	$972.70	$5.84	$1,018.95	$5.97	1.19%
R	$1,000	$975.30	$3.44	$1,021.38	$3.52	0.70%
R6	$1,000	$978.10	$0.74	$1,024.12	$0.75	0.15%
Advisor	$1,000	$977.80	$0.98	$1,023.87	$1.01	0.20%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	19

Franklin LifeSmart™ 2030 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2030 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.15% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 76.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Liberty U.S. Core Bond ETF	17.1%
Franklin Growth Fund – Class R6	12.8%
Franklin U.S. Core Equity (IU) Fund	12.0%
Franklin LibertyQ U.S. Equity ETF	7.3%
Franklin Rising Dividends Fund – Class R6	6.4%
iShares Core U.S. Aggregate Bond ETF	5.9%
Franklin International Core Equity (IU) Fund	5.6%
Invesco QQQ Trust Series 1 ETF	4.3%
Franklin Emerging Market Core Equity (IU) Fund	3.6%
Franklin Low Duration Total Return Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Franklin Liberty International Aggregate Bond ETF, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2030 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-3.15%		-8.46%

1-Year	+2.36%		-3.27%

5-Year	+23.42%		+3.12%

Since Inception (7/1/13)	+50.29%		+5.14%

Advisor
6-Month	-3.10%		-3.10%

1-Year	+2.61%		+2.61%

5-Year	+25.04%		+4.57%

Since Inception (7/1/13)	+52.96%		+6.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0699	$0.1443	$0.2142
C	$0.0287	$0.1443	$0.1730
R	$0.0567	$0.1443	$0.2010
R6	$0.0870	$0.1443	$0.2313
Advisor	$0.0842	$0.1443	$0.2285

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.39%
Advisor	0.45%	1.14%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See.www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$968.50	$2.20	$1,022.63	$2.26	0.45%
C	$1,000	$964.80	$5.86	$1,018.90	$6.02	1.20%
R	$1,000	$966.60	$3.42	$1,021.38	$3.52	0.70%
R6	$1,000	$969.30	$0.73	$1,024.12	$0.75	0.15%
Advisor	$1,000	$969.00	$0.98	$1,023.87	$1.01	0.20%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

24	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2035 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2035 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.03% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 83.

franklintempleton.com	Semiannual Report	25

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Growth Fund – Class R6	15.6%
Franklin U.S. Core Equity (IU) Fund	14.5%
Franklin Liberty U.S. Core Bond ETF	10.6%
Franklin LibertyQ U.S. Equity ETF	8.8%
Franklin Rising Dividends Fund – Class R6	7.8%
Franklin International Core Equity (IU) Fund	6.9%
Invesco QQQ Trust Series 1 ETF	5.2%
Franklin Emerging Market Core Equity (IU) Fund	4.8%
iShares Core U.S. Aggregate Bond ETF	3.7%
Templeton Developing Markets Trust – Class R6	3.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Franklin Liberty International Aggregate Bond ETF, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2035 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-3.03%		-8.35%

1-Year	+3.08%		-2.59%

5-Year	+25.66%		+3.49%

10-Year	+114.40%		+7.31%

Advisor
6-Month	-2.95%		-2.95%

1-Year	+3.31%		+3.31%

5-Year	+27.17%		+4.93%

10-Year	+120.48%		+8.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0491	$0.2911	$0.3402
C	$0.0123	$0.2911	$0.3034
R	$0.0333	$0.2911	$0.3244
R6	$0.0669	$0.2911	$0.3580
Advisor	$0.0640	$0.2911	$0.3551

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.24%
Advisor	0.45%	0.99%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

28	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$969.70	$2.06	$1,022.77	$2.11	0.42%
C	$1,000	$966.10	$5.72	$1,019.05	$5.87	1.17%
R	$1,000	$968.40	$3.23	$1,021.58	$3.32	0.66%
R6	$1,000	$970.60	$0.59	$1,024.27	$0.60	0.12%
Advisor	$1,000	$970.50	$0.83	$1,024.02	$0.86	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	29

Franklin LifeSmart™ 2040 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2040 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.45% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 32.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 90.

30	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Growth Fund – Class R6	18.0%
Franklin U.S. Core Equity (IU) Fund	16.8%
Franklin LibertyQ U.S. Equity ETF	10.2%
Franklin Rising Dividends Fund – Class R6	9.0%
Franklin International Core Equity (IU) Fund	8.3%
Invesco QQQ Trust Series 1 ETF	6.0%
Franklin Liberty U.S. Core Bond ETF	5.9%
Franklin Emerging Market Core Equity (IU) Fund	5.3%
Templeton Foreign Fund – Class R6	3.7%
Templeton Developing Markets Trust – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Liberty U.S. Core Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income fund holding, Franklin Liberty Systematic Style Premia ETF, underper-formed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart™ 2040 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-3.45%		-8.76%

1-Year	+3.28%		-2.43%

5-Year	+26.26%		+3.59%

Since Inception (7/1/13)	+55.64%		+5.67%

Advisor
6-Month	-3.25%		-3.25%

1-Year	+3.61%		+3.61%

5-Year	+27.86%		+5.04%

Since Inception (7/1/13)	+58.52%		+6.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 33 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0666	$0.1970	$0.2636
C	$0.0238	$0.1970	$0.2208
R	$0.0527	$0.1970	$0.2497
R6	$0.0840	$0.1970	$0.2810
Advisor	$0.0811	$0.1970	$0.2781

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.56%
Advisor	0.45%	1.31%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$965.50	$2.10	$1,022.73	$2.16	0.43%
C	$1,000	$962.10	$5.76	$1,019.00	$5.92	1.18%
R	$1,000	$965.10	$3.32	$1,021.48	$3.42	0.68%
R6	$1,000	$967.10	$0.64	$1,024.22	$0.65	0.13%
Advisor	$1,000	$967.50	$0.88	$1,023.97	$0.91	0.18%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

34	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2045 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2045 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.82% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 97.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total
Net Assets
Franklin Growth Fund – Class R6	19.3%
Franklin U.S. Core Equity (IU) Fund	18.0%
Franklin LibertyQ U.S. Equity ETF	10.9%
Franklin Rising Dividends Fund – Class R6	9.6%
Franklin International Core Equity (IU) Fund	8.5%
Invesco QQQ Trust Series 1 ETF	6.5%
Franklin Emerging Market Core Equity (IU) Fund	6.0%
Templeton Developing Markets Trust – Class R6	4.0%
Templeton Foreign Fund – Class R6	3.8%
iShares Core U.S. Aggregate Bond ETF	2.7%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income holding, Franklin Liberty Systematic Style Premia ETF underperformed the index.

Thank you for your continued participation in Franklin LifeSmart™ 2045 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-3.82%		-9.11%

1-Year	+3.31%		-2.41%

5-Year	+26.74%		+3.67%

10-Year	+122.92%		+7.74%

Advisor
6-Month	-3.68%		-3.68%

1-Year	+3.53%		+3.53%

5-Year	+28.27%		+5.11%

10-Year	+128.91%		+8.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 38 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0289	$0.3567	$0.3856
C	$0.0074	$0.3567	$0.3641
R	$0.0092	$0.3567	$0.3659
R6	$0.0470	$0.3567	$0.4037
Advisor	$0.0440	$0.3567	$0.4007

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.36%
Advisor	0.45%	1.11%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

38	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$961.80	$2.05	$1,022.77	$2.11	0.42%
C	$1,000	$958.40	$5.65	$1,019.10	$5.82	1.16%
R	$1,000	$960.90	$3.22	$1,021.58	$3.32	0.66%
R6	$1,000	$963.40	$0.59	$1,024.27	$0.60	0.12%
Advisor	$1,000	$963.20	$0.83	$1,024.02	$0.86	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Semiannual Report	39

Franklin LifeSmart™ 2050 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2050 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.73% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 42.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 104.

40	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total Net Assets
Franklin Growth Fund – Class R6	19.5%
Franklin U.S. Core Equity (IU) Fund	18.2%
Franklin LibertyQ U.S. Equity ETF	11.0%
Franklin Rising Dividends Fund – Class R6	9.7%
Franklin International Core Equity (IU) Fund	9.1%
Invesco QQQ Trust Series 1 ETF	6.5%
Franklin Emerging Market Core Equity (IU) Fund	6.0%
Templeton Foreign Fund – Class R6	4.1%
Templeton Developing Markets Trust – Class R6	4.0%
Franklin International Growth Fund – Class R6	2.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income holding, Franklin Liberty Systematic Style Premia ETF, underperformed the index

Thank you for your continued participation in Franklin LifeSmart™ 2050 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	-3.73%		-9.05%

1-Year	+3.14%		-2.56%

5-Year	+27.22%		+3.75%

Since Inception (7/1/13)	+57.22%		+5.82%

Advisor
6-Month	-3.67%		-3.67%

1-Year	+3.37%		+3.37%

5-Year	+28.80%		+5.19%

Since Inception (7/1/13)	+60.22%		+6.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Long-Term Capital Gain	Total
A	$0.0646	$0.1901	$0.2547
C	$0.0444	$0.1901	$0.2345
R	$0.0506	$0.1901	$0.2407
R6	$0.0822	$0.1901	$0.2723
Advisor	$0.0791	$0.1901	$0.2692

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	1.73%
Advisor	0.45%	1.48%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART™ 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$962.70	$2.05	$1,022.77	$2.11	0.42%
C	$1,000	$958.80	$5.70	$1,019.05	$5.87	1.17%
R	$1,000	$961.00	$3.27	$1,021.53	$3.37	0.67%
R6	$1,000	$963.50	$0.59	$1,024.27	$0.60	0.12%
Advisor	$1,000	$963.30	$0.83	$1,024.02	$0.86	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

44	Semiannual Report	franklintempleton.com

Franklin LifeSmart™ 2055 Retirement Target Fund

This semiannual report for Franklin LifeSmart™ 2055 Retirement Target Fund covers the period ended June 30, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 6/30/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares posted a -3.99% cumulative total return for the six months ended June 30, 2020. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, posted a -5.99% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, posted a +2.53% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). Then, if the market stabilizes, the investment manager may, in its sole discretion, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style

1. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 111.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

(growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.

Top 10 Fund Holdings

6/30/20

% of Total Net Assets
Franklin Growth Fund – Class R6	19.5%
Franklin U.S. Core Equity (IU) Fund	18.2%
Franklin LibertyQ U.S. Equity ETF	11.0%
Franklin Rising Dividends Fund – Class R6	9.7%
Franklin International Core Equity (IU) Fund	9.1%
Invesco QQQ Trust Series 1 ETF	6.5%
Franklin Emerging Market Core Equity (IU) Fund	5.9%
Templeton Foreign Fund – Class R6	4.1%
Templeton Developing Markets Trust – Class R6	4.0%
Franklin International Growth Fund – Class R6	2.9%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed better than the Fund’s equity benchmark, the MSCI ACWI and our largest domestic growth fund holding, Franklin Growth Fund – Class R6 outperformed the MSCI ACWI, while, our largest foreign equity fund holding, Franklin International Core Equity (IU) Fund, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our foreign fixed income holding, Franklin Liberty Systematic Style Premia EFT underperformed the index.

Thank you for your continued participation in Franklin LifeSmart™ 2055 Retirement Target Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Co-Lead Portfolio Manager

May Tong, CFA

Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

46	Semiannual Report	franklintempleton.com

FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Performance Summary as of June 30, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 6/30/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A4
6-Month	-3.99%	-9.27%
1-Year	+3.24%	-2.48%
5-Year	+27.77%	+3.83%
Since Inception (5/1/15)	+26.42%	+3.51%

Advisor
6-Month	-3.81%	-3.81%
1-Year	+3.56%	+3.56%
5-Year	+29.27%	+5.27%
Since Inception (5/1/15)	+27.90%	+4.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 48 for Performance Summary footnotes.

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FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Distributions (1/1/20–6/30/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0620	$0.0011	$0.1016	$0.1647
C	$0.0467	$0.0011	$0.1016	$0.1494
R	$0.0514	$0.0011	$0.1016	$0.1541
R6	$0.0759	$0.0011	$0.1016	$0.1786
Advisor	$0.0734	$0.0011	$0.1016	$0.1761

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	0.70%	2.87%
Advisor	0.45%	2.62%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including ETFs, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. As of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility; such a change can impact performance. Previously, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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    FRANKLIN LIFESMART™ 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Ending Account Value 6/30/20	Expenses Paid During Period 1/1/20–6/30/20[1,2]	Net Annualized Expense Ratio[2]

A	$1,000	$960.10	$2.05	$1,022.77	$2.11	0.42%
C	$1,000	$957.30	$5.69	$1,019.05	$5.87	1.17%
R	$1,000	$959.00	$3.26	$1,021.53	$3.37	0.67%
R6	$1,000	$962.10	$0.59	$1,024.27	$0.60	0.12%
Advisor	$1,000	$961.90	$0.83	$1,024.02	$0.86	0.17%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ Retirement Income Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.15	$10.35	$11.06	$10.96	$10.78	$11.67

Income from investment operations[a]:

Net investment income[b,c]	0.19	0.43	0.50	0.43	0.27	0.26

Net realized and unrealized gains (losses)	(0.27)	0.79	(0.77)	0.10	0.28	(0.55)

Total from investment operations	(0.08)	1.22	(0.27)	0.53	0.55	(0.29)

Less distributions from:

Net investment income	(0.22)	(0.42)	(0.44)	(0.43)	(0.28)	(0.27)

Net realized gains	—	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	—	(0.04)	—

Total distributions	(0.22)	(0.42)	(0.44)	(0.43)	(0.37)	(0.60)

Net asset value, end of period	$10.85	$11.15	$10.35	$11.06	$10.96	$10.78

Total return[d]	(0.68)%	11.93%	(2.48)%	4.84%	5.25%	(2.59)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.94%	0.95%	0.90%	0.92%	0.90%	0.92%

Expenses net of waiver and payments by affiliates[f]	0.30% [g]	0.30% [g]	0.30% [g]	0.30% [g]	0.30%	0.33%

Net investment income[c]	3.57%	3.91%	4.63%	3.89%	2.50%	2.27%

Supplemental data

Net assets, end of period (000’s)	$35,149	$34,363	$31,461	$32,397	$39,713	$44,823

Portfolio turnover rate	24.22%	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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    FRANKLIN FUND ALLOCATOR SERIES

    FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.01	$10.23	$10.92	$10.83	$10.66	$11.55

Income from investment operations[a]:

Net investment income[b,c]	0.15	0.34	0.42	0.34	0.19	0.18

Net realized and unrealized gains (losses)	(0.26)	0.78	(0.76)	0.10	0.28	(0.55)

Total from investment operations	(0.11)	1.12	(0.34)	0.44	0.47	(0.37)

Less distributions from:

Net investment income	(0.18)	(0.34)	(0.35)	(0.35)	(0.22)	(0.19)

Net realized gains	—	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	—	(0.03)	—

Total distributions	(0.18)	(0.34)	(0.35)	(0.35)	(0.30)	(0.52)

Net asset value, end of period	$10.72	$11.01	$10.23	$10.92	$10.83	$10.66

Total return[d]	(1.10)%	11.14%	(3.29)%	4.07%	4.50%	(3.32)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.69%	1.69%	1.65%	1.67%	1.64%	1.64%

Expenses net of waiver and payments by affiliates[f]	1.05% [g]	1.04% [g]	1.05% [g]	1.05% [g]	1.04%	1.05%

Net investment income[c]	2.82%	3.17%	3.88%	3.14%	1.76%	1.55%

Supplemental data

Net assets, end of period (000’s)	$9,680	$10,568	$11,796	$16,070	$17,570	$20,858

Portfolio turnover rate	24.22%	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11	$10.31	$11.01	$10.92	$10.74	$11.64

Income from investment operations[a]:

Net investment income[b,c]	0.18	0.40	0.48	0.40	0.25	0.25

Net realized and unrealized gains (losses)	(0.26)	0.79	(0.77)	0.09	0.28	(0.57)

Total from investment operations	(0.08)	1.19	(0.29)	0.49	0.53	(0.32)

Less distributions from:

Net investment income	(0.21)	(0.39)	(0.41)	(0.40)	(0.26)	(0.25)

Net realized gains	—	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	—	(0.04)	—

Total distributions	(0.21)	(0.39)	(0.41)	(0.40)	(0.35)	(0.58)

Net asset value, end of period	$10.82	$11.11	$10.31	$11.01	$10.92	$10.74

Total return[d]	(0.82)%	11.69%	(2.67)%	4.57%	4.94%	(2.87)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.12%	1.16%	1.11%	1.17%	1.15%	1.14%

Expenses net of waiver and payments by affiliates[f]	0.48% [g]	0.51% [g]	0.51% [g]	0.55% [g]	0.55%	0.55%

Net investment income[c]	3.39%	3.70%	4.42%	3.64%	2.25%	2.05%

Supplemental data

Net assets, end of period (000’s)	$1,933	$2,336	$2,876	$4,071	$4,920	$4,130

Portfolio turnover rate	24.22%	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.20	$10.40	$11.11	$11.01	$10.82	$11.72

Income from investment operations[a]:

Net investment income[b,c]	0.21	0.47	0.54	0.47	0.30	0.31

Net realized and unrealized gains (losses)	(0.27)	0.78	(0.78)	0.10	0.29	(0.57)

Total from investment operations	(0.06)	1.25	(0.24)	0.57	0.59	(0.26)

Less distributions from:

Net investment income	(0.24)	(0.45)	(0.47)	(0.47)	(0.31)	(0.31)

Net realized gains	—	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	—	(0.04)	—

Total distributions	(0.24)	(0.45)	(0.47)	(0.47)	(0.40)	(0.64)

Net asset value, end of period	$10.90	$11.20	$10.40	$11.11	$11.01	$10.82

Total return[d]	(0.51)%	12.20%	(2.16)%	5.14%	5.60%	(2.34)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.58%	0.59%	0.54%	0.52%	0.55%	0.53%

Expenses net of waiver and payments by affiliates[f]	—%[g]	—%[g]	—%[g]	—%[g]	—%	—%

Net investment income[c]	3.87%	4.21%	4.93%	4.19%	2.80%	2.60%

Supplemental data

Net assets, end of period (000’s)	$3,287	$2,043	$1,798	$4,031	$3,930	$6,828

Portfolio turnover rate	24.22%	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ Retirement Income Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.19	$10.39	$11.10	$11.00	$10.81	$11.71

Income from investment operations[a]:

Net investment income[b,c]	0.21	0.46	0.53	0.46	0.29	0.25

Net realized and unrealized gains (losses)	(0.27)	0.79	(0.77)	0.10	0.29	(0.52)

Total from investment operations	(0.06)	1.25	(0.24)	0.56	0.58	(0.27)

Less distributions from:

Net investment income	(0.24)	(0.45)	(0.47)	(0.46)	(0.30)	(0.30)

Net realized gains	—	—	—	—	(0.05)	(0.33)

Tax return of capital	—	—	—	—	(0.04)	—

Total distributions	(0.24)	(0.45)	(0.47)	(0.46)	(0.39)	(0.63)

Net asset value, end of period	$10.89	$11.19	$10.39	$11.10	$11.00	$10.81

Total return[d]	(0.54)%	12.16%	(2.21)%	5.09%	5.55%	(2.40)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.69%	0.70%	0.65%	0.67%	0.65%	0.64%

Expenses net of waiver and payments by affiliates[f]	0.05% [g]	0.05% [g]	0.05% [g]	0.05% [g]	0.05%	0.05%

Net investment income[c]	3.82%	4.16%	4.88%	4.14%	2.75%	2.55%

Supplemental data

Net assets, end of period (000’s)	$2,001	$1,875	$1,409	$2,122	$1,696	$880

Portfolio turnover rate	24.22%	82.72%	46.27%	28.12%	149.53%	38.48%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ Retirement Income Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 89.3%

Domestic Equity 10.8%
[a] Franklin LibertyQ U.S. Equity ETF	92,917	$2,986,353
[a] Franklin U.S. Core Equity (IU) Fund	245,338	2,654,563

		5,640,916

Domestic Fixed Income 54.9%
[a] Franklin Liberty U.S. Core Bond ETF	395,586	10,364,353
[a] Franklin Liberty U.S. Treasury Bond ETF	143,875	3,637,160
[a] Franklin U.S. Government Securities Fund, Class R6	844,326	5,209,495
iShares Core U.S. Aggregate Bond ETF	44,017	5,203,249
Vanguard Intermediate-Term Corporate Bond ETF	43,803	4,167,417

		28,581,674

Domestic Hybrid 20.1%
[a] Franklin Income Fund, Class R6	5,124,686	10,454,358

Foreign Fixed Income 3.5%
[a] Templeton Global Total Return Fund, Class R6	178,438	1,818,280

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $45,556,716)		46,495,228

	Units
[b] Index-Linked Notes 8.8%
[c] Credit Suisse AG, senior note, 5.74%, 2/08/21	800	2,213,400
[c,d] UBS AG London Branch, senior note, 144A, 1.04%, 5/07/21	2,500	2,361,400

Total Index-Linked Notes (Cost $4,911,640)		4,574,800

Total Investments before Short Term Investments (Cost $50,468,356)		51,070,028

	Shares
Short Term Investments (Cost $1,063,964) 2.1%

Money Market Funds 2.1%
[a,e] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	1,063,964	1,063,964

Total Investments (Cost $51,532,320) 100.2%		52,133,992
Other Assets, less Liabilities (0.2)%		(85,152)

Net Assets 100.0%		$52,048,840

franklintempleton.com	Semiannual Report	55

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ Retirement Income Fund (continued)

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bSee Note 1(c) regarding index-linked notes.

cSecurity pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the value of this security was $2,361,400, representing 4.5 % of net assets.

eThe rate shown is the annualized seven-day effective yield at period end.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.17	$11.00	$11.76	$10.68	$10.61	$11.14

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.29	0.35	0.18	0.13	0.24

Net realized and unrealized gains (losses)	(0.27)	1.18	(0.79)	1.05	0.19	(0.48)

Total from investment operations	(0.20)	1.47	(0.44)	1.23	0.32	(0.24)

Less distributions from:

Net investment income	(0.12)	(0.30)	(0.32)	(0.15)	(0.17)	(0.19)

Net realized gains	—	—	—	—	(0.08)	(0.10)

Total distributions	(0.12)	(0.30)	(0.32)	(0.15)	(0.25)	(0.29)

Net asset value, end of period	$11.85	$12.17	$11.00	$11.76	$10.68	$10.61

Total return[d]	(1.61)%	13.43%	(3.78)%	11.53%	3.03%	(2.18)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.00%	0.97%	0.94%	1.02%	0.98%	1.05%

Expenses net of waiver and payments by affiliates[f]	0.47%	0.35%	0.30%	0.30%	0.30%	0.32%

Net investment income[c]	1.25%	2.47%	2.92%	1.58%	1.25%	2.06%

Supplemental data

Net assets, end of period (000’s)	$26,372	$27,016	$24,108	$20,289	$19,292	$19,895

Portfolio turnover rate	39.69%	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.09	$10.93	$11.69	$10.62	$10.56	$11.08

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.20	0.24	0.10	0.05	0.14

Net realized and unrealized gains (losses)	(0.26)	1.17	(0.76)	1.03	0.18	(0.44)

Total from investment operations	(0.23)	1.37	(0.52)	1.13	0.23	(0.30)

Less distributions from:

Net investment income	(0.08)	(0.21)	(0.24)	(0.06)	(0.09)	(0.12)

Net realized gains	—	—	—	—	(0.08)	(0.10)

Total distributions	(0.08)	(0.21)	(0.24)	(0.06)	(0.17)	(0.22)

Net asset value, end of period	$11.78	$12.09	$10.93	$11.69	$10.62	$10.56

Total return[d]	(1.89)%	12.59%	(4.53)%	10.69%	2.29%	(2.84)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.75%	1.72%	1.69%	1.77%	1.73%	1.78%

Expenses net of waiver and payments by affiliates[f]	1.22%	1.10%	1.05%	1.05%	1.05%	1.05%

Net investment income[c]	0.50%	1.72%	2.17%	0.83%	0.50%	1.33%

Supplemental data

Net assets, end of period (000’s)	$6,718	$6,811	$6,364	$6,287	$5,138	$5,221

Portfolio turnover rate	39.69%	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2020.

58	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.16	$10.99	$11.75	$10.66	$10.59	$11.12

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.26	0.29	0.12	0.10	0.35

Net realized and unrealized gains (losses)	(0.28)	1.17	(0.76)	1.08	0.18	(0.61)

Total from investment operations	(0.22)	1.43	(0.47)	1.20	0.28	(0.26)

Less distributions from:

Net investment income	(0.10)	(0.26)	(0.29)	(0.11)	(0.13)	(0.17)

Net realized gains	—	—	—	—	(0.08)	(0.10)

Total distributions	(0.10)	(0.26)	(0.29)	(0.11)	(0.21)	(0.27)

Net asset value, end of period	$11.84	$12.16	$10.99	$11.75	$10.66	$10.59

Total return[d]	(1.74)%	13.25%	(4.14)%	11.26%	2.74%	(2.35)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.25%	1.22%	1.19%	1.27%	1.23%	1.28%

Expenses net of waiver and payments by affiliates[f]	0.72%	0.60%	0.55%	0.55%	0.55%	0.55%

Net investment income[c]	1.00%	2.22%	2.67%	1.33%	1.00%	1.83%

Supplemental data

Net assets, end of period (000’s)	$693	$745	$767	$969	$3,145	$3,189

Portfolio turnover rate	39.69%	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.20	$11.02	$11.79	$10.70	$10.64	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.32	0.37	0.21	0.17	0.23

Net realized and unrealized gains (losses)	(0.28)	1.19	(0.78)	1.06	0.17	(0.42)

Total from investment operations	(0.19)	1.51	(0.41)	1.27	0.34	(0.19)

Less distributions from:

Net investment income	(0.13)	(0.33)	(0.36)	(0.18)	(0.20)	(0.22)

Net realized gains	—	—	—	—	(0.08)	(0.10)

Total distributions	(0.13)	(0.33)	(0.36)	(0.18)	(0.28)	(0.32)

Net asset value, end of period	$11.88	$12.20	$11.02	$11.79	$10.70	$10.64

Total return[d]	(1.39)%	13.83%	(3.57)%	11.93%	3.33%	(1.80)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.63%	0.60%	0.58%	0.59%	0.57%	0.66%

Expenses net of waiver and payments by affiliates[f]	0.17%	0.05%	—%	—%	—%	—%

Net investment income[c]	1.55%	2.77%	3.22%	1.88%	1.55%	2.38%

Supplemental data

Net assets, end of period (000’s)	$4,527	$7,429	$8,562	$8,831	$6,670	$6,751

Portfolio turnover rate	39.69%	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2020.

60	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.20	$11.03	$11.79	$10.70	$10.63	$11.15

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.32	0.35	0.23	0.16	0.25

Net realized and unrealized gains (losses)	(0.27)	1.17	(0.76)	1.04	0.18	(0.45)

Total from investment operations	(0.18)	1.49	(0.41)	1.27	0.34	(0.20)

Less distributions from:

Net investment income	(0.13)	(0.32)	(0.35)	(0.18)	(0.19)	(0.22)

Net realized gains	—	—	—	—	(0.08)	(0.10)

Total distributions	(0.13)	(0.32)	(0.35)	(0.18)	(0.27)	(0.32)

Net asset value, end of period	$11.89	$12.20	$11.03	$11.79	$10.70	$10.63

Total return[d]	(1.41)%	13.77%	(3.62)%	11.88%	3.28%	(1.85)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.75%	0.72%	0.69%	0.77%	0.73%	0.78%

Expenses net of waiver and payments by affiliates[f]	0.22%	0.10%	0.05%	0.05%	0.05%	0.05%

Net investment income[c]	1.50%	2.72%	3.17%	1.83%	1.50%	2.33%

Supplemental data

Net assets, end of period (000’s)	$816	$745	$637	$691	$317	$290

Portfolio turnover rate	39.69%	120.35%	57.42%	47.93%	87.38%	47.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	61

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%

Domestic Equity 28.8%
[a]Franklin Growth Fund, Class R6	29,015	$3,389,234
[a]Franklin LibertyQ U.S. Equity ETF	59,612	1,915,930
[a]Franklin Rising Dividends Fund, Class R6	25,588	1,690,890
[a]Franklin U.S. Core Equity (IU) Fund	292,087	3,160,381
Invesco QQQ Trust Series 1 ETF	4,550	1,126,580

		11,283,015

Domestic Fixed Income 49.7%
[a]Franklin Liberty Short Duration U.S. Government ETF	10,450	1,001,319
[a] Franklin Liberty U.S. Core Bond ETF	368,420	9,652,604
[a]Franklin Liberty U.S. Treasury Bond ETF	55,525	1,403,672
[a]Franklin Low Duration Total Return Fund, Class R6	211,810	2,012,190
iShares Core U.S. Aggregate Bond ETF	37,008	4,374,716
Vanguard Intermediate-Term Corporate Bond ETF	10,555	1,004,203

		19,448,704

Foreign Equity 11.5%
[a]Franklin Emerging Market Core Equity (IU) Fund	71,376	702,340
[a]Franklin FTSE Europe ETF	21,172	463,878
[a]Franklin FTSE Japan ETF	9,419	229,258
[a]Franklin International Core Equity (IU) Fund	147,473	1,492,428
[a]Franklin International Growth Fund, Class R6	26,445	467,018
[a]Templeton Developing Markets Trust, Class R6	23,919	469,530
[a]Templeton Foreign Fund, Class R6	114,248	662,641

		4,487,093

Foreign Fixed Income 9.0%
[a]Franklin Liberty High Yield Corporate ETF	24,279	597,263
[a]Franklin Liberty International Aggregate Bond ETF	64,675	1,636,278
[a]Franklin Liberty Systematic Style Premia ETF	8,575	195,550
[a]Templeton Global Total Return Fund, Class R6	107,001	1,090,339

		3,519,430

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $35,785,502)		38,738,242

Short Term Investments 1.5%

Money Market Funds (Cost $431,324) 1.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	431,324	431,324

62	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2020 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $138,351) 0.4%
[c]Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $138,351)
BNP Paribas Securities Corp. (Maturity Value $95,986)
Deutsche Bank Securities Inc. (Maturity Value $26,367)
HSBC Securities (USA) Inc. (Maturity Value $15,998)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $141,274)	$138,351	$138,351

Total Investments (Cost $36,355,177) 100.5%		39,307,917
Other Assets, less Liabilities (0.5)%		(181,720)

Net Assets 100.0%		$39,126,197

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2025 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.98	$11.52	$12.97	$11.49	$11.44	$12.36

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.27	0.32	0.19	0.14	0.19

Net realized and unrealized gains (losses)	(0.38)	1.66	(1.02)	1.52	0.19	(0.43)

Total from investment operations	(0.31)	1.93	(0.70)	1.71	0.33	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.28)	(0.33)	(0.23)	(0.13)	(0.19)

Net realized gains	(0.23)	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.30)	(0.47)	(0.75)	(0.23)	(0.28)	(0.68)

Net asset value, end of period	$12.37	$12.98	$11.52	$12.97	$11.49	$11.44

Total return[d]	(2.34)%	16.85%	(5.46)%	14.95%	2.96%	(2.08)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.79%	0.80%	0.77%	0.80%	0.76%	0.77%

Expenses net of waiver and payments by affiliates[f]	0.45% [g]	0.35%	0.30% [g]	0.30%	0.30%	0.33%

Net investment income[c]	1.10%	2.15%	2.41%	1.52%	1.18%	1.52%

Supplemental data

Net assets, end of period (000’s)	$84,699	$86,084	$76,050	$77,510	$74,746	$72,625

Portfolio turnover rate	43.30%	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

64	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.76	$11.34	$12.77	$11.32	$11.27	$12.18

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.17	0.20	0.09	0.05	0.10

Net realized and unrealized gains (losses)	(0.38)	1.62	(0.97)	1.50	0.20	(0.42)

Total from investment operations	(0.36)	1.79	(0.77)	1.59	0.25	(0.32)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.18)	(0.24)	(0.14)	(0.05)	(0.10)

Net realized gains	(0.23)	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.25)	(0.37)	(0.66)	(0.14)	(0.20)	(0.59)

Net asset value, end of period	$12.15	$12.76	$11.34	$12.77	$11.32	$11.27

Total return[d]	(2.73)%	15.90%	(6.12)%	14.06%	2.21%	(2.74)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.53%	1.55%	1.51%	1.55%	1.51%	1.49%

Expenses net of waiver and payments by affiliates[f]	1.19%[g]	1.10%	1.04%[g]	1.05%	1.05%	1.05%

Net investment income[c]	0.36%	1.40%	1.67%	0.77%	0.43%	0.80%

Supplemental data

Net assets, end of period (000’s)	$21,187	$23,450	$21,907	$27,301	$26,401	$29,425

Portfolio turnover rate	43.30%	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	65

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.93	$11.48	$12.93	$11.44	$11.40	$12.31

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.23	0.26	0.14	0.11	0.17

Net realized and unrealized gains (losses)	(0.38)	1.65	(0.99)	1.54	0.19	(0.42)

Total from investment operations	(0.33)	1.88	(0.73)	1.68	0.30	(0.25)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.24)	(0.30)	(0.19)	(0.11)	(0.17)

Net realized gains	(0.23)	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.28)	(0.43)	(0.72)	(0.19)	(0.26)	(0.66)

Net asset value, end of period	$12.32	$12.93	$11.48	$12.93	$11.44	$11.40

Total return[d]	(2.47)%	16.52%	(5.73)%	14.73%	2.65%	(2.20)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.04%	1.05%	1.02%	1.05%	1.01%	0.99%

Expenses net of waiver and payments by affiliates[f]	0.70%[g]	0.60%	0.55%[g]	0.55%	0.55%	0.55%

Net investment income[c]	0.85%	1.90%	2.16%	1.27%	0.93%	1.30%

Supplemental data

Net assets, end of period (000’s)	$3,510	$3,930	$4,510	$6,166	$7,411	$6,062

Portfolio turnover rate	43.30%	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.02	$11.56	$13.01	$11.52	$11.47	$12.39

Income from investment operations[a]:

Net investment income[b,c]	0.09	0.31	0.34	0.23	0.17	0.24

Net realized and unrealized gains (losses)	(0.39)	1.65	(1.00)	1.53	0.20	(0.44)

Total from investment operations	(0.30)	1.96	(0.66)	1.76	0.37	(0.20)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.31)	(0.37)	(0.27)	(0.17)	(0.23)

Net realized gains	(0.23)	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.31)	(0.50)	(0.79)	(0.27)	(0.32)	(0.72)

Net asset value, end of period	$12.41	$13.02	$11.56	$13.01	$11.52	$11.47

Total return[d]	(2.19)%	17.14%	(5.15)%	15.34%	3.24%	(1.74)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.40%	0.41%	0.38%	0.37%	0.37%	0.36%

Expenses net of waiver and payments by affiliates[f]	0.15% [g]	0.05%	—% [g]	—%	—%	—%

Net investment income[c]	1.40%	2.45%	2.71%	1.82%	1.48%	1.85%

Supplemental data

Net assets, end of period (000’s)	$14,082	$14,717	$14,228	$17,009	$13,936	$17,129

Portfolio turnover rate	43.30%	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.01	$11.55	$13.00	$11.51	$11.46	$12.38

Income from investment operations[a]:

Net investment income[b,c]	0.08	0.30	0.33	0.23	0.17	0.16

Net realized and unrealized gains (losses)	(0.38)	1.66	(1.00)	1.52	0.19	(0.37)

Total from investment operations	(0.30)	1.96	(0.67)	1.75	0.36	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.31)	(0.36)	(0.26)	(0.16)	(0.22)

Net realized gains	(0.23)	(0.19)	(0.42)	—	(0.15)	(0.49)

Total distributions	(0.31)	(0.50)	(0.78)	(0.26)	(0.31)	(0.71)

Net asset value, end of period	$12.40	$13.01	$11.55	$13.00	$11.51	$11.46

Total return[d]	(2.22)%	17.09%	(5.20)%	15.30%	3.20%	(1.80)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.54%	0.55%	0.52%	0.55%	0.51%	0.49%

Expenses net of waiver and payments by affiliates[f]	0.20% [g]	0.10%	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	1.35%	2.40%	2.66%	1.77%	1.43%	1.80%

Supplemental data

Net assets, end of period (000’s)	$1,601	$1,532	$1,449	$1,866	$1,381	$1,194

Portfolio turnover rate	43.30%	84.18%	52.98%	34.08%	83.67%	36.22%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2025 Retirement Target Fund

		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 99.1%
	Domestic Equity 35.4%
a	Franklin Growth Fund, Class R6	113,863	$ 13,300,300
a	Franklin LibertyQ U.S. Equity ETF	234,046	7,522,238
a	Franklin Rising Dividends Fund, Class R6	100,401	6,634,488
a	Franklin U.S. Core Equity (IU) Fund	1,146,634	12,406,582
	Invesco QQQ Trust Series 1 ETF	17,950	4,444,420

			44,308,028

	Domestic Fixed Income 41.5%
a	Franklin Liberty Short Duration U.S. Government ETF	27,925	2,675,774
a	Franklin Liberty U.S. Core Bond ETF	1,059,526	27,759,581
a	Franklin Liberty U.S. Treasury Bond ETF	148,200	3,746,496
a	Franklin Low Duration Total Return Fund, Class R6	565,189	5,369,299
	iShares Core U.S. Aggregate Bond ETF	81,635	9,650,073
	Vanguard Intermediate-Term Corporate Bond ETF	28,196	2,682,568

			51,883,791

	Foreign Equity 15.0%
a	Franklin Emerging Market Core Equity (IU) Fund	342,182	3,367,068
a	Franklin FTSE Europe ETF	83,671	1,833,232
a	Franklin FTSE Japan ETF	37,230	906,178
a	Franklin International Core Equity (IU) Fund	582,232	5,892,190
a	Franklin International Growth Fund, Class R6	104,364	1,843,063
a	Templeton Developing Markets Trust, Class R6	114,662	2,250,825
a	Templeton Foreign Fund, Class R6	451,054	2,616,110

			18,708,666

	Foreign Fixed Income 7.2%
a	Franklin Liberty High Yield Corporate ETF	64,851	1,595,335
a	Franklin Liberty International Aggregate Bond ETF	162,425	4,109,352
a	Franklin Liberty Systematic Style Premia ETF	27,400	624,846
a	Templeton Global Total Return Fund, Class R6	268,703	2,738,088

			9,067,621

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $109,905,301)		123,968,106

franklintempleton.com	Semiannual Report	69

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2025 Retirement Target Fund (continued)

	Shares	Value
Short Term Investments (Cost $1,270,983) 1.0%

Money Market Funds 1.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%.	1,270,983	$1,270,983

Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $111,176,284) 100.1%		125,239,089
Other Assets, less Liabilities (0.1)%		(161,448)

Net Assets 100.0%		$125,077,641

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

70	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.28	$11.50	$12.70	$11.08	$10.95	$11.45

Income from investment operations[a]:

Net investment income[b,c]	0.06	0.25	0.29	0.19	0.13	0.20

Net realized and unrealized gains (losses)	(0.49)	1.90	(1.09)	1.65	0.19	(0.39)

Total from investment operations	(0.43)	2.15	(0.80)	1.84	0.32	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.23)	(0.32)	(0.22)	(0.09)	(0.16)

Net realized gains	(0.14)	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.21)	(0.37)	(0.40)	(0.22)	(0.19)	(0.31)

Net asset value, end of period	$12.64	$13.28	$11.50	$12.70	$11.08	$10.95

Total return[d]	(3.15)%	18.80%	(6.32)%	16.73%	2.93%	(1.75)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.99%	1.02%	0.98%	1.08%	1.02%	1.17%

Expenses net of waiver and payments by affiliates[f]	0.45%	0.34% [g]	0.30% [g]	0.30%	0.30%	0.32%

Net investment income[c]	0.89%	1.96%	2.24%	1.60%	1.17%	1.55%

Supplemental data

Net assets, end of period (000’s)	$27,712	$27,248	$22,447	$19,270	$16,788	$13,631

Portfolio turnover rate	43.92%	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	71

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.13	$11.37	$12.56	$10.97	$10.86	$11.38

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.15	0.18	0.11	0.05	0.11

Net realized and unrealized gains (losses)	(0.48)	1.89	(1.06)	1.63	0.17	(0.38)

Total from investment operations	(0.47)	2.04	(0.88)	1.74	0.22	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.14)	(0.23)	(0.15)	(0.01)	(0.10)

Net realized gains	(0.14)	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.17)	(0.28)	(0.31)	(0.15)	(0.11)	(0.25)

Net asset value, end of period	$12.49	$13.13	$11.37	$12.56	$10.97	$10.86

Total return[d]	(3.52)%	17.98%	(7.02)%	15.89%	2.08%	(2.43)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.74%	1.77%	1.73%	1.83%	1.77%	1.90%

Expenses net of waiver and payments by affiliates[f]	1.20%	1.09% [g]	1.05% [g]	1.05%	1.05%	1.05%

Net investment income[c]	0.14%	1.21%	1.49%	0.85%	0.42%	0.82%

Supplemental data

Net assets, end of period (000’s)	$9,282	$9,146	$7,460	$7,642	$5,127	$4,124

Portfolio turnover rate	43.92%	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

72	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.27	$11.48	$12.68	$11.06	$10.94	$11.44

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.22	0.23	0.15	0.10	0.18

Net realized and unrealized gains (losses)	(0.49)	1.91	(1.06)	1.65	0.18	(0.39)

Total from investment operations	(0.45)	2.13	(0.83)	1.80	0.28	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.20)	(0.29)	(0.18)	(0.06)	(0.14)

Net realized gains	(0.14)	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.20)	(0.34)	(0.37)	(0.18)	(0.16)	(0.29)

Net asset value, end of period	$12.62	$13.27	$11.48	$12.68	$11.06	$10.94

Total return[d]	(3.34)%	18.64%	(6.59)%	16.39%	2.60%	(1.89)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.24%	1.27%	1.23%	1.33%	1.27%	1.40%

Expenses net of waiver and payments by affiliates[f]	0.70%	0.59% [g]	0.55% [g]	0.55%	0.55%	0.55%

Net investment income[c]	0.64%	1.71%	1.99%	1.35%	0.92%	1.32%

Supplemental data

Net assets, end of period (000’s)	$1,168	$1,058	$816	$1,148	$1,398	$870

Portfolio turnover rate	43.92%	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	73

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.34	$11.54	$12.74	$11.12	$10.99	$11.47

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.29	0.32	0.23	0.16	0.20

Net realized and unrealized gains (losses)	(0.49)	1.92	(1.08)	1.65	0.19	(0.35)

Total from investment operations	(0.42)	2.21	(0.76)	1.88	0.35	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.09)	(0.27)	(0.36)	(0.26)	(0.12)	(0.18)

Net realized gains	(0.14)	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.23)	(0.41)	(0.44)	(0.26)	(0.22)	(0.33)

Net asset value, end of period	$12.69	$13.34	$11.54	$12.74	$11.12	$10.99

Total return[d]	(3.07)%	19.26%	(6.02)%	17.01%	3.20%	(1.34)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.51%	0.53%	0.52%	0.54%	0.57%	0.68%

Expenses net of waiver and payments by affiliates[f]	0.15%	0.04% [g]	—% [g]	—%	—%	—%

Net investment income[c]	1.19%	2.26%	2.54%	1.90%	1.47%	1.87%

Supplemental data

Net assets, end of period (000’s)	$22,091	$22,064	$18,389	$18,260	$14,455	$13,041

Portfolio turnover rate	43.92%	93.46%	47.37%	37.45%	81.66%	44.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

74	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.33	$11.53	$12.73	$11.11	$10.98	$11.47

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.28	0.31	0.23	0.15	0.27

Net realized and unrealized gains (losses)	(0.50)	1.92	(1.08)	1.64	0.19	(0.43)

Total from investment operations	(0.43)	2.20	(0.77)	1.87	0.34	(0.16)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.26)	(0.35)	(0.25)	(0.11)	(0.18)

Net realized gains	(0.14)	(0.14)	(0.08)	—	(0.10)	(0.15)

Total distributions	(0.22)	(0.40)	(0.43)	(0.25)	(0.21)	(0.33)

Net asset value, end of period	$12.68	$13.33	$11.53	$12.73	$11.11	$10.98

Total return[d]	(3.10)%	19.22%	(6.08)%	16.97%	3.15%	(1.46)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.74%	0.77%	0.73%	0.83%	0.77%	0.90%

Expenses net of waiver and payments by affiliates[f]	0.20%	0.09% [g]	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	1.14%	2.21%	2.49%	1.85%	1.42%	1.82%

Supplemental data

Net assets, end of period (000’s)	$1,119	$997	$785	$662	$332	$303

Portfolio turnover rate	43.92%	93.46%	47.37%	37.45%	81.66%	44.47%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	75

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.7%

Domestic Equity 42.8%
[a] Franklin Growth Fund, Class R6	67,472	$ 7,881,407
[a] Franklin LibertyQ U.S. Equity ETF	138,687	4,457,400
[a] Franklin Rising Dividends Fund, Class R6	59,488	3,930,962
[a] Franklin U.S. Core Equity (IU) Fund	679,338	7,350,443
Invesco QQQ Trust Series 1 ETF	10,625	2,630,750

		26,250,962

Domestic Fixed Income 31.9%
[a] Franklin Liberty Short Duration U.S. Government ETF	10,525	1,008,506
[a] Franklin Liberty U.S. Core Bond ETF	399,828	10,475,494
[a] Franklin Liberty U.S. Treasury Bond ETF	55,925	1,413,784
[a] Franklin Low Duration Total Return Fund, Class R6	213,294	2,026,289
iShares Core U.S. Aggregate Bond ETF	30,802	3,641,105
Vanguard Intermediate-Term Corporate Bond ETF	10,633	1,011,624

		19,576,802

Foreign Equity 18.3%
[a] Franklin Emerging Market Core Equity (IU) Fund	222,659	2,190,962
[a] Franklin FTSE Europe ETF	48,606	1,064,958
[a] Franklin FTSE Japan ETF	21,640	526,718
[a] Franklin International Core Equity (IU) Fund	338,260	3,423,193
[a] Franklin International Growth Fund, Class R6	60,645	1,070,981
[a] Templeton Developing Markets Trust, Class R6	74,594	1,464,280
[a] Templeton Foreign Fund, Class R6	262,056	1,519,927

		11,261,019

Foreign Fixed Income 5.7%
[a] Franklin Liberty High Yield Corporate ETF	24,461	601,741
[a] Franklin Liberty International Aggregate Bond ETF	61,250	1,549,625
[a] Franklin Liberty Systematic Style Premia ETF	13,375	305,011
[a] Templeton Global Total Return Fund, Class R6	101,326	1,032,510

		3,488,887

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $55,316,714)		60,577,670

Short Term Investments 1.3%

Money Market Funds (Cost $774,045) 1.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%.	774,045	774,045

76	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2030 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $13,532) 0.0%†

[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $13,532)
BNP Paribas Securities Corp. (Maturity Value $9,388)
Deutsche Bank Securities Inc. (Maturity Value $2,579)
HSBC Securities (USA) Inc. (Maturity Value $1,565)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $13,818)	$13,532	$ 13,532

Total Investments (Cost $56,104,291) 100.0%		61,365,247

Other Assets, less Liabilities 0.0%†		8,233

Net Assets 100.0%		$61,373,480

See Abbreviations on page 149.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	77

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2035 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.94	$12.03	$13.70	$11.86	$11.78	$12.67

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.24	0.29	0.20	0.13	0.17

Net realized and unrealized gains (losses)	(0.49)	2.19	(1.21)	1.92	0.23	(0.41)

Total from investment operations	(0.44)	2.43	(0.92)	2.12	0.36	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds ..	(0.05)	(0.24)	(0.30)	(0.28)	(0.10)	(0.18)

Net realized gains	(0.29)	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.34)	(0.52)	(0.75)	(0.28)	(0.28)	(0.65)

Net asset value, end of period	$13.16	$13.94	$12.03	$13.70	$11.86	$11.78

Total return[d]	(3.03)%	20.36%	(6.87)%	17.93%	3.11%	(2.00)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.84%	0.86%	0.81%	0.86%	0.82%	0.84%

Expenses net of waiver and payments by affiliates[f]	0.42% [g]	0.34%	0.30% [g]	0.30%	0.30%	0.33%

Net investment income[c]	0.72%	1.81%	2.04%	1.55%	1.15%	1.30%

Supplemental data

Net assets, end of period (000’s)	$70,412	$72,425	$60,087	$61,238	$56,650	$53,701

Portfolio turnover rate	32.57%	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

78	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.60	$11.75	$13.40	$11.61	$11.54	$12.43

Income from investment operations[a]:

Net investment income[b,c]	(—)[d]	0.14	0.16	0.10	0.04	0.07

Net realized and unrealized gains (losses)	(0.47)	2.13	(1.16)	1.88	0.22	(0.40)

Total from investment operations	(0.47)	2.27	(1.00)	1.98	0.26	(0.33)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds ..	(0.01)	(0.14)	(0.20)	(0.19)	(0.01)	(0.09)

Net realized gains	(0.29)	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.30)	(0.42)	(0.65)	(0.19)	(0.19)	(0.56)

Net asset value, end of period	$12.83	$13.60	$11.75	$13.40	$11.61	$11.54

Total return[e]	(3.39)%	19.46%	(7.58)%	17.09%	2.34%	(2.76)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.59%	1.61%	1.56%	1.60%	1.57%	1.56%

Expenses net of waiver and payments by affiliates[g]	1.17% [h]	1.09%	1.05% [h]	1.04%	1.05%	1.05%

Net investment income (loss)[c]	(0.03)%	1.06%	1.29%	0.81%	0.40%	0.58%

Supplemental data

Net assets, end of period (000’s)	$19,798	$21,115	$18,350	$21,451	$18,781	$19,953

Portfolio turnover rate	32.57%	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	79

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.92	$12.01	$13.69	$11.84	$11.77	$12.66

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.20	0.24	0.15	0.12	0.13

Net realized and unrealized gains (losses)	(0.48)	2.20	(1.20)	1.94	0.21	(0.40)

Total from investment operations	(0.45)	2.40	(0.96)	2.09	0.33	(0.27)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.21)	(0.27)	(0.24)	(0.08)	(0.15)

Net realized gains	(0.29)	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.32)	(0.49)	(0.72)	(0.24)	(0.26)	(0.62)

Net asset value, end of period	$13.15	$13.92	$12.01	$13.69	$11.84	$11.77

Total return[d]	(3.16)%	20.10%	(7.18)%	17.71%	2.87%	(2.25)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.08%	1.10%	1.05%	1.11%	1.07%	1.06%

Expenses net of waiver and payments by affiliates[f]	0.66% [g]	0.58%	0.54% [g]	0.55%	0.55%	0.55%

Net investment income[c]	0.48%	1.57%	1.80%	1.30%	0.90%	1.08%

Supplemental data

Net assets, end of period (000’s)	$4,669	$4,966	$4,762	$5,745	$6,080	$4,688

Portfolio turnover rate	32.57%	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

80	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.05	$12.12	$13.80	$11.94	$11.85	$12.75

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.29	0.31	0.25	0.17	0.22

Net realized and unrealized gains (losses)	(0.49)	2.20	(1.20)	1.93	0.23	(0.43)

Total from investment operations	(0.42)	2.49	(0.89)	2.18	0.40	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.28)	(0.34)	(0.32)	(0.13)	(0.22)

Net realized gains	(0.29)	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.36)	(0.56)	(0.79)	(0.32)	(0.31)	(0.69)

Net asset value, end of period	$13.27	$14.05	$12.12	$13.80	$11.94	$11.85

Total return[d]	(2.94)%	20.73%	(6.63)%	18.31%	3.48%	(1.75)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.41%	0.41%	0.39%	0.38%	0.39%	0.38%

Expenses net of waiver and payments by affiliates[f]	0.12% [g]	0.04%	—% [g]	—%	—%	—%

Net investment income[c]	1.02%	2.11%	2.34%	1.85%	1.45%	1.63%

Supplemental data

Net assets, end of period (000’s)	$26,440	$28,513	$22,207	$26,497	$22,068	$20,244

Portfolio turnover rate	32.57%	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	81

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.07	$12.13	$13.81	$11.95	$11.86	$12.75

Income from investment operations[a]:

Net investment income[b,c]	0.07	0.28	0.32	0.23	0.16	0.16

Net realized and unrealized gains (losses)	(0.51)	2.21	(1.22)	1.94	0.23	(0.37)

Total from investment operations	(0.44)	2.49	(0.90)	2.17	0.39	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.27)	(0.33)	(0.31)	(0.12)	(0.21)

Net realized gains	(0.29)	(0.28)	(0.45)	—	(0.18)	(0.47)

Total distributions	(0.35)	(0.55)	(0.78)	(0.31)	(0.30)	(0.68)

Net asset value, end of period	$13.28	$14.07	$12.13	$13.81	$11.95	$11.86

Total return[d]	(2.95)%	20.73%	(6.67)%	18.24%	3.42%	(1.76)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.59%	0.61%	0.56%	0.61%	0.57%	0.56%

Expenses net of waiver and payments by affiliates[f]	0.17% [g]	0.09%	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	0.97%	2.06%	2.29%	1.80%	1.40%	1.58%

Supplemental data

Net assets, end of period (000’s)	$2,493	$2,145	$1,723	$1,578	$1,451	$1,722

Portfolio turnover rate	32.57%	79.04%	47.85%	31.98%	77.39%	33.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.1%

Domestic Equity 51.9%
[a] Franklin Growth Fund, Class R6	165,282	$ 19,306,592
[a] Franklin LibertyQ U.S. Equity ETF	339,726	10,918,794
[a] Franklin Rising Dividends Fund, Class R6	145,751	9,631,220
[a] Franklin U.S. Core Equity (IU) Fund	1,664,158	18,006,196
Invesco QQQ Trust Series 1 ETF	26,050	6,449,980

		64,312,782

Domestic Fixed Income 19.7%
[a] Franklin Liberty Short Duration U.S. Government ETF	13,125	1,257,638
[a] Franklin Liberty U.S. Core Bond ETF	498,290	13,055,198
[a] Franklin Liberty U.S. Treasury Bond ETF	69,700	1,762,016
[a] Franklin Low Duration Total Return Fund, Class R6	265,824	2,525,326
iShares Core U.S. Aggregate Bond ETF	38,387	4,537,729
Vanguard Intermediate-Term Corporate Bond ETF	13,266	1,262,127

		24,400,034

Foreign Equity 23.4%
[a] Franklin Emerging Market Core Equity (IU) Fund	600,101	5,904,995
[a] Franklin FTSE Europe ETF	121,857	2,669,887
[a] Franklin FTSE Japan ETF	54,242	1,320,250
[a] Franklin International Core Equity (IU) Fund	847,870	8,580,441
[a] Franklin International Growth Fund, Class R6	152,043	2,685,076
[a] Templeton Developing Markets Trust, Class R6	201,044	3,946,503
[a] Templeton Foreign Fund, Class R6	656,848	3,809,717

		28,916,869

Foreign Fixed Income 4.1%
[a] Franklin Liberty High Yield Corporate ETF	30,477	749,734
[a] Franklin Liberty International Aggregate Bond ETF	87,400	2,211,220
[a] Franklin Liberty Systematic Style Premia ETF	27,025	616,294
[a] Templeton Global Total Return Fund, Class R6	144,587	1,473,344

		5,050,592

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $106,797,956)		122,680,277

Short Term Investments 1.2%

Money Market Funds (Cost $1,513,019) 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	1,513,019	1,513,019

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2035 Retirement Target Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $47,679) 0.0%†
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $47,679)
BNP Paribas Securities Corp. (Maturity Value $33,079)
Deutsche Bank Securities Inc. (Maturity Value $9,087)
HSBC Securities (USA) Inc. (Maturity Value $5,513)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $48,686)	$47,679	$ 47,679

Total Investments (Cost $108,358,654) 100.3%		124,240,975
Other Assets, less Liabilities (0.3)%		(428,610)

Net Assets 100.0%		$123,812,365

See Abbreviations on page 149.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

84	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2040 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.76	$11.61	$13.03	$11.20	$11.06	$11.58

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.22	0.27	0.18	0.14	0.18

Net realized and unrealized gains (losses)	(0.51)	2.25	(1.17)	1.88	0.17	(0.40)

Total from investment operations	(0.48)	2.47	(0.90)	2.06	0.31	(0.22)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.18)	(0.30)	(0.23)	(0.08)	(0.15)

Net realized gains	(0.20)	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.27)	(0.32)	(0.52)	(0.23)	(0.17)	(0.30)

Net asset value, end of period	$13.01	$13.76	$11.61	$13.03	$11.20	$11.06

Total return[d]	(3.45)%	21.50%	(7.00)%	18.50%	2.91%	(1.94)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.16%	1.18%	1.14%	1.26%	1.19%	1.40%

Expenses net of waiver and payments by affiliates[f]	0.43% [g]	0.34% [g]	0.30% [g]	0.30%	0.30%	0.32%

Net investment income[c]	0.52%	1.67%	2.03%	1.55%	1.22%	1.41%

Supplemental data

Net assets, end of period (000’s)	$19,673	$19,322	$15,921	$14,001	$13,213	$8,177

Portfolio turnover rate	24.28%	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	85

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.52	$11.42	$12.83	$11.05	$10.97	$11.52

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.01)	0.12	0.16	0.11	0.05	0.11

Net realized and unrealized gains (losses)	(0.51)	2.21	(1.14)	1.83	0.18	(0.41)

Total from investment operations	(0.52)	2.33	(0.98)	1.94	0.23	(0.30)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.02)	(0.09)	(0.21)	(0.16)	(0.06)	(0.10)

Net realized gains	(0.20)	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.22)	(0.23)	(0.43)	(0.16)	(0.15)	(0.25)

Net asset value, end of period	$12.78	$13.52	$11.42	$12.83	$11.05	$10.97

Total return[d]	(3.79)%	20.56%	(7.71)%	17.63%	2.17%	(2.66)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.91%	1.93%	1.89%	2.01%	1.94%	2.13%

Expenses net of waiver and payments by affiliates[f]	1.18% [g]	1.09% [g]	1.05% [g]	1.05%	1.05%	1.05%

Net investment income (loss)[c]	(0.23)%	0.92%	1.28%	0.80%	0.47%	0.68%

Supplemental data

Net assets, end of period (000’s)	$5,524	$5,630	$4,286	$4,015	$2,686	$1,988

Portfolio turnover rate	24.28%	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

86	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.74	$11.60	$13.02	$11.17	$11.05	$11.58

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.18	0.22	0.13	0.13	0.17

Net realized and unrealized gains (losses)	(0.52)	2.25	(1.16)	1.91	0.16	(0.41)

Total from investment operations	(0.50)	2.43	(0.94)	2.04	0.29	(0.24)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.15)	(0.26)	(0.19)	(0.08)	(0.14)

Net realized gains	(0.20)	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.25)	(0.29)	(0.48)	(0.19)	(0.17)	(0.29)

Net asset value, end of period	$12.99	$13.74	$11.60	$13.02	$11.17	$11.05

Total return[d]	(3.49)%	21.13%	(7.27)%	18.31%	2.66%	(2.14)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.41%	1.43%	1.39%	1.51%	1.43%	1.63%

Expenses net of waiver and payments by affiliates[f]	0.68% [g]	0.59% [g]	0.55% [g]	0.55%	0.54%	0.55%

Net investment income[c]	0.27%	1.42%	1.78%	1.30%	0.98%	1.18%

Supplemental data

Net assets, end of period (000’s)	$1,597	$1,528	$1,273	$1,519	$2,188	$1,009

Portfolio turnover rate	24.28%	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	87

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.85	$11.69	$13.11	$11.26	$11.10	$11.61

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.25	0.30	0.23	0.16	0.19

Net realized and unrealized gains (losses)	(0.52)	2.27	(1.16)	1.89	0.18	(0.37)

Total from investment operations	(0.47)	2.52	(0.86)	2.12	0.34	(0.18)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.22)	(0.34)	(0.27)	(0.09)	(0.18)

Net realized gains	(0.20)	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.28)	(0.36)	(0.56)	(0.27)	(0.18)	(0.33)

Net asset value, end of period	$13.10	$13.85	$11.69	$13.11	$11.26	$11.10

Total return[d]	(3.29)%	21.89%	(6.77)%	18.92%	3.16%	(1.62)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.58%	0.58%	0.58%	0.61%	0.65%	0.82%

Expenses net of waiver and payments by affiliates[f]	0.13% [g]	0.04% [g]	—% [g]	—%	—%	—%

Net investment income[c]	0.82%	1.97%	2.33%	1.85%	1.52%	1.73%

Supplemental data

Net assets, end of period (000’s)	$21,237	$22,250	$18,247	$17,521	$13,867	$12,037

Portfolio turnover rate	24.28%	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

88	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.82	$11.67	$13.10	$11.25	$11.09	$11.61

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.33	0.27	0.22	0.15	0.40

Net realized and unrealized gains (losses)	(0.52)	2.18	(1.15)	1.89	0.19	(0.59)

Total from investment operations	(0.47)	2.51	(0.88)	2.11	0.34	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.22)	(0.33)	(0.26)	(0.09)	(0.18)

Net realized gains	(0.20)	(0.14)	(0.22)	—	(0.09)	(0.15)

Total distributions	(0.28)	(0.36)	(0.55)	(0.26)	(0.18)	(0.33)

Net asset value, end of period	$13.07	$13.82	$11.67	$13.10	$11.25	$11.09

Total return[d]	(3.25)%	21.68%	(6.82)%	18.88%	3.15%	(1.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.91%	0.93%	0.89%	1.01%	0.94%	1.13%

Expenses net of waiver and payments by affiliates[f]	0.18% [g]	0.09% [g]	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	0.77%	1.92%	2.28%	1.80%	1.47%	1.68%

Supplemental data

Net assets, end of period (000’s)	$358	$146	$165	$155	$141	$121

Portfolio turnover rate	24.28%	90.08%	41.77%	39.11%	72.22%	41.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	89

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%

Domestic Equity 59.9%
[a] Franklin Growth Fund, Class R6	74,503	$ 8,702,638
[a] Franklin LibertyQ U.S. Equity ETF	153,123	4,921,373
[a] Franklin Rising Dividends Fund, Class R6	65,691	4,340,852
[a] Franklin U.S. Core Equity (IU) Fund	749,969	8,114,668
Invesco QQQ Trust Series 1 ETF	11,725	2,903,110

		28,982,641

Domestic Fixed Income 11.0%
[a] Franklin Liberty Short Duration U.S. Government ETF	2,875	275,482
[a] Franklin Liberty U.S. Core Bond ETF	109,048	2,857,058
[a] Franklin Liberty U.S. Treasury Bond ETF	15,250	385,520
[a] Franklin Low Duration Total Return Fund, Class R6	58,173	552,645
iShares Core U.S. Aggregate Bond ETF	8,379	990,364
Vanguard Intermediate-Term Corporate Bond ETF	2,887	274,669

		5,335,738

Foreign Equity 27.3%
[a] Franklin Emerging Market Core Equity (IU) Fund	263,383	2,591,686
[a] Franklin FTSE Europe ETF	56,727	1,242,889
[a] Franklin FTSE Japan ETF	25,246	614,488
[a] Franklin International Core Equity (IU) Fund	394,798	3,995,359
[a] Franklin International Growth Fund, Class R6	70,751	1,249,471
[a] Templeton Developing Markets Trust, Class R6	88,237	1,732,090
[a] Templeton Foreign Fund, Class R6	305,851	1,773,935

		13,199,918

Foreign Fixed Income 0.8%
[a] Franklin Liberty High Yield Corporate ETF	6,655	163,713
[a] Franklin Liberty Systematic Style Premia ETF	10,550	240,588

		404,301

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $43,216,198)		47,922,598

Short Term Investments 1.4%

Money Market Funds (Cost $564,757) 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%.	564,757	564,757

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2040 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $94,236) 0.2%
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $94,236)

BNP Paribas Securities Corp. (Maturity Value $65,380)

Deutsche Bank Securities Inc. (Maturity Value $17,959)

HSBC Securities (USA) Inc. (Maturity Value $10,897)

Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $96,227)	$94,236	$ 94,236

Total Investments (Cost $43,875,191) 100.4%		48,581,591

Other Assets, less Liabilities (0.4)%		(192,192)

Net Assets 100.0%		$48,389,399

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	91

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2045 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.27	$12.04	$13.78	$11.86	$11.75	$12.70

Income from investment operations[a]:

Net investment income[b,c]	0.03	0.21	0.27	0.20	0.14	0.16

Net realized and unrealized gains (losses)	(0.59)	2.45	(1.26)	2.01	0.24	(0.42)

Total from investment operations	(0.56)	2.66	(0.99)	2.21	0.38	(0.26)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.03)	(0.21)	(0.27)	(0.29)	(0.10)	(0.17)

Net realized gains	(0.36)	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.39)	(0.43)	(0.75)	(0.29)	(0.27)	(0.69)

Net asset value, end of period	$13.32	$14.27	$12.04	$13.78	$11.86	$11.75

Total return[d]	(3.82)%	22.33%	(7.42)%	18.72%	3.29%	(2.17)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.97%	0.98%	0.93%	1.01%	0.97%	1.01%

Expenses net of waiver and payments by affiliates[f]	0.42%	0.34% [g]	0.30% [g]	0.30%	0.30%	0.33%

Net investment income[c]	0.39%	1.57%	1.91%	1.53%	1.15%	1.26%

Supplemental data

Net assets, end of period (000’s)	$49,049	$51,412	$44,978	$46,783	$44,521	$38,444

Portfolio turnover rate	22.98%	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

92	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.88	$11.72	$13.44	$11.57	$11.48	$12.42

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.11	0.15	0.10	0.04	0.07

Net realized and unrealized gains (losses)	(0.56)	2.38	(1.22)	1.96	0.23	(0.40)

Total from investment operations	(0.58)	2.49	(1.07)	2.06	0.27	(0.33)

Less distributions from:

Net investment income and short term gains received from Underlying Funds	(0.01)	(0.11)	(0.17)	(0.19)	(0.01)	(0.09)

Net realized gains	(0.36)	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.37)	(0.33)	(0.65)	(0.19)	(0.18)	(0.61)

Net asset value, end of period	$12.93	$13.88	$11.72	$13.44	$11.57	$11.48

Total return[d]	(4.16)%	21.35%	(8.07)%	17.92%	2.43%	(2.82)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.71%	1.73%	1.67%	1.75%	1.72%	1.73%

Expenses net of waiver and payments by affiliates[f]	1.16%	1.09% [g]	1.04% [g]	1.04%	1.05%	1.05%

Net investment income (loss)[c]	(0.35)%	0.82%	1.17%	0.79%	0.40%	0.54%

Supplemental data

Net assets, end of period (000’s)	$12,330	$13,333	$11,738	$13,190	$12,527	$12,850

Portfolio turnover rate	22.98%	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	93

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.20	$11.98	$13.72	$11.81	$11.71	$12.66

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.17	0.23	0.17	0.11	0.14

Net realized and unrealized gains (losses)	(0.57)	2.45	(1.25)	2.00	0.23	(0.42)

Total from investment operations	(0.56)	2.62	(1.02)	2.17	0.34	(0.28)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds ..	(0.01)	(0.18)	(0.24)	(0.26)	(0.07)	(0.15)

Net realized gains	(0.36)	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.37)	(0.40)	(0.72)	(0.26)	(0.24)	(0.67)

Net asset value, end of period	$13.27	$14.20	$11.98	$13.72	$11.81	$11.71

Total return[d]	(3.91)%	21.95%	(7.61)%	18.43%	2.99%	(2.35)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.21%	1.22%	1.17%	1.26%	1.22%	1.23%

Expenses net of waiver and payments by affiliates[f]	0.66%	0.58% [g]	0.54% [g]	0.55%	0.55%	0.55%

Net investment income[c]	0.15%	1.33%	1.67%	1.28%	0.90%	1.04%

Supplemental data

Net assets, end of period (000’s)	$3,464	$4,838	$5,146	$5,464	$4,682	$4,327

Portfolio turnover rate	22.98%	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

94	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.38	$12.12	$13.88	$11.94	$11.83	$12.77

Income from investment operations[a]:

Net investment income[b,c]	0.05	0.27	0.30	0.25	0.17	0.21

Net realized and unrealized gains (losses)	(0.59)	2.46	(1.27)	2.02	0.24	(0.42)

Total from investment operations	(0.54)	2.73	(0.97)	2.27	0.41	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds ..	(0.05)	(0.25)	(0.31)	(0.33)	(0.13)	(0.21)

Net realized gains	(0.36)	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.41)	(0.47)	(0.79)	(0.33)	(0.30)	(0.73)

Net asset value, end of period	$13.43	$14.38	$12.12	$13.88	$11.94	$11.83

Total return[d]	(3.66)%	22.69%	(7.16)%	19.10%	3.55%	(1.77)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.46%	0.46%	0.46%	0.43%	0.44%	0.45%

Expenses net of waiver and payments by affiliates[f]	0.12%	0.04% [g]	—% [g]	—%	—%	—%

Net investment income[c]	0.69%	1.87%	2.21%	1.83%	1.45%	1.59%

Supplemental data

Net assets, end of period (000’s)	$19,924	$20,022	$12,681	$13,787	$10,912	$10,975

Portfolio turnover rate	22.98%	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	95

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.38	$12.13	$13.88	$11.94	$11.83	$12.76

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.25	0.31	0.23	0.15	0.13

Net realized and unrealized gains (losses)	(0.59)	2.46	(1.28)	2.03	0.25	(0.34)

Total from investment operations	(0.55)	2.71	(0.97)	2.26	0.40	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds ..	(0.04)	(0.24)	(0.30)	(0.32)	(0.12)	(0.20)

Net realized gains	(0.36)	(0.22)	(0.48)	—	(0.17)	(0.52)

Total distributions	(0.40)	(0.46)	(0.78)	(0.32)	(0.29)	(0.72)

Net asset value, end of period	$13.43	$14.38	$12.13	$13.88	$11.94	$11.83

Total return[d]	(3.68)%	22.53%	(7.13)%	19.04%	3.49%	(1.82)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.72%	0.73%	0.68%	0.76%	0.72%	0.73%

Expenses net of waiver and payments by affiliates[f]	0.17%	0.09% [g]	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	0.64%	1.82%	2.16%	1.78%	1.40%	1.54%

Supplemental data

Net assets, end of period (000’s)	$792	$819	$639	$602	$479	$532

Portfolio turnover rate	22.98%	86.25%	43.20%	31.69%	75.72%	34.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

96	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%

Domestic Equity 64.4%
[a] Franklin Growth Fund, Class R6	141,510	$16,529,798
[a] Franklin LibertyQ U.S. Equity ETF	290,842	9,347,662
[a] Franklin Rising Dividends Fund, Class R6	124,778	8,245,297
[a] Franklin U.S. Core Equity (IU) Fund	1,424,676	15,414,999
Invesco QQQ Trust Series 1 ETF	22,300	5,521,480

		55,059,236

Domestic Fixed Income 5.4%
[a] Franklin Liberty U.S. Core Bond ETF	88,546	2,319,905
iShares Core U.S. Aggregate Bond ETF	19,702	2,328,974

		4,648,879

Foreign Equity 28.7%
[a] Franklin Emerging Market Core Equity (IU) Fund	516,785	5,085,161
[a] Franklin FTSE Europe ETF	102,904	2,254,627
[a] Franklin FTSE Japan ETF	45,793	1,114,601
[a] Franklin International Core Equity (IU) Fund	716,022	7,246,142
[a] Franklin International Growth Fund, Class R6	128,319	2,266,117
[a] Templeton Developing Markets Trust, Class R6	173,133	3,398,608
[a] Templeton Foreign Fund, Class R6	554,707	3,217,300

		24,582,556

Foreign Fixed Income 0.5%
[a] Franklin Liberty Systematic Style Premia ETF	18,625	424,736

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $72,877,422)		84,715,407

Short Term Investments 1.6%

Money Market Funds (Cost $1,174,663) 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%.	1,174,663	1,174,663

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2045 Retirement Target Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $170,768) 0.2%
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $170,768)
BNP Paribas Securities Corp. (Maturity Value $118,477)
Deutsche Bank Securities Inc. (Maturity Value $32,545)
HSBC Securities (USA) Inc. (Maturity Value $19,746)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $174,375)	$170,768	$ 170,768

Total Investments (Cost $74,222,853) 100.6%		86,060,838
Other Assets, less Liabilities (0.6)%		(501,301)

Net Assets 100.0%		$85,559,537

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

98	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2050 Retirement Target Fund

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.01	$11.74	$13.19	$11.29	$11.11	$11.62

Income from investment operations[a]:

Net investment income[b,c]	0.02	0.19	0.27	0.20	0.14	0.22

Net realized and unrealized gains (losses)	(0.57)	2.37	(1.23)	1.93	0.23	(0.41)

Total from investment operations	(0.55)	2.56	(0.96)	2.13	0.37	(0.19)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.16)	(0.30)	(0.23)	(0.09)	(0.16)

Net realized gains	(0.19)	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.25)	(0.29)	(0.49)	(0.23)	(0.19)	(0.32)

Net asset value, end of period	$13.21	$14.01	$11.74	$13.19	$11.29	$11.11

Total return[d]	(3.73)%	22.00%	(7.40)%	18.96%	3.32%	(1.76)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.34%	1.35%	1.30%	1.53%	1.47%	1.82%

Expenses net of waiver and payments by affiliates[f]	0.42% [g]	0.34% [g]	0.30% [g]	0.30%	0.30%	0.32%

Net investment income[c]	0.38%	1.55%	1.98%	1.62%	1.17%	1.47%

Supplemental data

Net assets, end of period (000’s)	$16,218	$16,729	$16,856	$13,823	$10,597	$6,762

Portfolio turnover rate	23.13%	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	99

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$13.91	$11.66	$13.11	$11.24	$11.07	$11.56

Income from investment operations[a]:

Net investment income (loss)[b,c]	(0.02)	0.11	0.16	0.11	0.05	0.07

Net realized and unrealized gains (losses)	(0.57)	2.34	(1.22)	1.91	0.23	(0.33)

Total from investment operations	(0.59)	2.45	(1.06)	2.02	0.28	(0.26)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.04)	(0.07)	(0.20)	(0.15)	(0.01)	(0.07)

Net realized gains	(0.19)	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.23)	(0.20)	(0.39)	(0.15)	(0.11)	(0.23)

Net asset value, end of period	$13.09	$13.91	$11.66	$13.11	$11.24	$11.07

Total return[d]	(4.12)%	21.13%	(8.12)%	18.03%	2.56%	(2.40)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	2.09%	2.10%	2.05%	2.28%	2.22%	2.55%

Expenses net of waiver and payments by affiliates[f]	1.17% [g]	1.09% [g]	1.05% [g]	1.05%	1.05%	1.05%

Net investment income (loss)[c]	(0.37)%	0.80%	1.23%	0.87%	0.42%	0.74%

Supplemental data

Net assets, end of period (000’s)	$5,603	$5,658	$4,167	$3,797	$2,675	$1,921

Portfolio turnover rate	23.13%	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

100	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020	Year Ended December 31,
	(unaudited)	2019	2018	2017	2016	2015

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.01	$11.74	$13.19	$11.29	$11.12	$11.63

Income from investment operations[a]:

Net investment income[b,c]	0.01	0.17	0.23	0.16	0.11	0.16

Net realized and unrealized gains (losses)	(0.57)	2.36	(1.22)	1.94	0.22	(0.37)

Total from investment operations	(0.56)	2.53	(0.99)	2.10	0.33	(0.21)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.13)	(0.27)	(0.20)	(0.06)	(0.14)

Net realized gains	(0.19)	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.24)	(0.26)	(0.46)	(0.20)	(0.16)	(0.30)

Net asset value, end of period	$13.21	$14.01	$11.74	$13.19	$11.29	$11.12

Total return[d]	(3.90)%	21.72%	(7.62)%	18.67%	3.01%	(1.98)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.59%	1.60%	1.55%	1.78%	1.71%	2.05%

Expenses net of waiver and payments by affiliates[f]	0.67% [g]	0.59% [g]	0.55% [g]	0.55%	0.54%	0.55%

Net investment income[c]	0.13%	1.30%	1.73%	1.37%	0.93%	1.24%

Supplemental data

Net assets, end of period (000’s)	$2,359	$2,364	$1,814	$1,608	$1,219	$747

Portfolio turnover rate	23.13%	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.10	$11.80	$13.26	$11.34	$11.16	$11.65

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.26	0.29	0.24	0.15	0.19

Net realized and unrealized gains (losses)	(0.57)	2.37	(1.23)	1.94	0.24	(0.34)

Total from investment operations	(0.53)	2.63	(0.94)	2.18	0.39	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.20)	(0.33)	(0.26)	(0.11)	(0.18)

Net realized gains	(0.19)	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.27)	(0.33)	(0.52)	(0.26)	(0.21)	(0.34)

Net asset value, end of period	$13.30	$14.10	$11.80	$13.26	$11.34	$11.16

Total return[d]	(3.65)%	22.50%	(7.18)%	19.36%	3.55%	(1.39)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	0.62%	0.62%	0.65%	0.69%	0.75%	1.00%

Expenses net of waiver and payments by affiliates[f]	0.12% [g]	0.04% [g]	—% [g]	—%	—%	—%

Net investment income[c]	0.68%	1.85%	2.28%	1.92%	1.47%	1.79%

Supplemental data

Net assets, end of period (000’s)	$17,688	$17,560	$11,800	$12,099	$9,174	$8,012

Portfolio turnover rate	23.13%	94.67%	43.18%	35.70%	89.82%	48.90%
aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$14.10	$11.80	$13.26	$11.35	$11.16	$11.65

Income from investment operations[a]:

Net investment income[b,c]	0.04	0.24	0.28	0.23	0.15	0.18

Net realized and unrealized gains (losses)	(0.57)	2.38	(1.22)	1.94	0.25	(0.33)

Total from investment operations	(0.53)	2.62	(0.94)	2.17	0.40	(0.15)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.19)	(0.33)	(0.26)	(0.11)	(0.18)

Net realized gains	(0.19)	(0.13)	(0.19)	—	(0.10)	(0.16)

Total distributions	(0.27)	(0.32)	(0.52)	(0.26)	(0.21)	(0.34)

Net asset value, end of period	$13.30	$14.10	$11.80	$13.26	$11.35	$11.16

Total return[d]	(3.67)%	22.44%	(7.23)%	19.20%	3.59%	(1.43)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates[f]	1.09%	1.10%	1.05%	1.28%	1.22%	1.55%

Expenses net of waiver and payments by affiliates[f]	0.17% [g]	0.09% [g]	0.05% [g]	0.05%	0.05%	0.05%

Net investment income[c]	0.63%	1.80%	2.23%	1.87%	1.42%	1.74%

Supplemental data

Net assets, end of period (000’s)	$583	$617	$468	$512	$395	$394

Portfolio turnover rate	23.13%	94.67%	43.18%	35.70%	89.82%	48.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2050 Retirement Target Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 99.1%
Domestic Equity 64.9%
[a] Franklin Growth Fund, Class R6	70,802	$ 8,270,408
[a] Franklin LibertyQ U.S. Equity ETF	145,517	4,676,916
[a] Franklin Rising Dividends Fund, Class R6	62,444	4,126,278
[a] Franklin U.S. Core Equity (IU) Fund	712,829	7,712,814
Invesco QQQ Trust Series 1 ETF	11,150	2,760,740

		27,547,156

Domestic Fixed Income 3.5%
[a] Franklin Liberty U.S. Core Bond ETF	27,968	732,762
iShares Core U.S. Aggregate Bond ETF	6,221	735,384

		1,468,146

Foreign Equity 30.2%
[a] Franklin Emerging Market Core Equity (IU) Fund	256,582	2,524,768
[a] Franklin FTSE Europe ETF	55,125	1,207,789
[a] Franklin FTSE Japan ETF	24,539	597,279
[a] Franklin International Core Equity (IU) Fund	383,563	3,881,663
[a] Franklin International Growth Fund, Class R6	68,739	1,213,925
[a] Templeton Developing Markets Trust, Class R6	85,959	1,687,368
[a] Templeton Foreign Fund, Class R6	297,150	1,723,469

		12,836,261

Foreign Fixed Income 0.5%
[a] Franklin Liberty Systematic Style Premia ETF	9,250	210,943

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $37,783,653)		42,062,506

Short Term Investments 1.3%

Money Market Funds (Cost $540,107) 1.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	540,107	540,107

	Principal Amount

Repurchase Agreements (Cost $15,153) 0.0%†
[c] Joint Repurchase Agreement, 0.065%, 7/01/20 (Maturity Value $15,153)
BNP Paribas Securities Corp. (Maturity Value $10,513)
Deutsche Bank Securities Inc. (Maturity Value $2,888)
HSBC Securities (USA) Inc. (Maturity Value $1,752)
Collateralized by U.S. Government Agency Securities, 4.00%, 3/20/44; U.S. Government Agency Strips, 8/15/39; and U.S. Treasury Notes, 1.75% - 2.25%, 4/15/22 - 7/31/24 (valued at $15,473)	$ 15,153	15,153

Total Investments (Cost $38,338,913) 100.4%		42,617,766
Other Assets, less Liabilities (0.4)%		(165,926)

Net Assets 100.0%		$42,451,840

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LifeSmart™ 2050 Retirement Target Fund (continued)

See Abbreviations on page 149.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.86	$ 9.88	$11.05	$ 9.47	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.18	0.23	0.18	0.12	0.16

Net realized and unrealized gains (losses)	(0.51)	2.02	(1.03)	1.62	0.17	(0.70)

Total from investment operations	(0.49)	2.20	(0.80)	1.80	0.29	(0.54)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.06)	(0.12)	(0.20)	(0.19)	(0.10)	(0.12)

Net realized gains	(0.10)	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.16)	(0.22)	(0.37)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$11.21	$11.86	$ 9.88	$11.05	$ 9.47	$ 9.34

Total return[e]	(3.99)%	22.39%	(7.37)%	19.06%	3.13%	(5.40)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.16%	2.50%	2.51%	3.18%	5.09%	9.66%

Expenses net of waiver and payments by affiliates[g]	0.42% [h]	0.34%	0.30% [h]	0.30%	0.32%	0.19%

Net investment income[d]	0.38%	1.65%	2.01%	1.75%	1.43%	2.62%

Supplemental data

Net assets, end of period (000’s)	$9,106	$8,254	$6,104	$4,684	$2,732	$1,817

Portfolio turnover rate	21.06%	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.69	$ 9.75	$10.92	$ 9.39	$ 9.30	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.02)	0.09	0.15	0.12	0.08	0.24

Net realized and unrealized gains (losses)	(0.50)	1.99	(1.02)	1.58	0.14	(0.84)

Total from investment operations	(0.52)	2.08	(0.87)	1.70	0.22	(0.60)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.04)	(0.13)	(0.14)	(0.07)	(0.10)

Net realized gains	(0.10)	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.15)	(0.14)	(0.30)	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$11.02	$11.69	$ 9.75	$10.92	$ 9.39	$ 9.30

Total return[e]	(4.27)%	21.45%	(8.04)%	18.10%	2.36%	(5.99)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.91%	3.25%	3.26%	3.93%	5.82%	10.52%

Expenses net of waiver and payments by affiliates[g]	1.17% [h]	1.09%	1.05% [h]	1.05%	1.05%	1.05%

Net investment income (loss)[d]	(0.37)%	0.90%	1.26%	1.00%	0.70%	1.76%

Supplemental data

Net assets, end of period (000’s)	$3,865	$3,563	$2,338	$1,428	$572	$172

Portfolio turnover rate	21.06%	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,			Year Ended December 31,
		2019	2018	2017	2016	2015[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.82	$ 9.85	$11.01	$ 9.44	$ 9.33	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.01	0.15	0.19	0.13	0.12	0.18

Net realized and unrealized gains (losses)	(0.51)	2.01	(1.01)	1.63	0.14	(0.74)

Total from investment operations	(0.50)	2.16	(0.82)	1.76	0.26	(0.56)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.05)	(0.09)	(0.17)	(0.16)	(0.09)	(0.11)

Net realized gains	(0.10)	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.15)	(0.19)	(0.34)	(0.19)	(0.15)	(0.11)

Net asset value, end of period	$11.17	$11.82	$ 9.85	$11.01	$ 9.44	$ 9.33

Total return[e]	(4.10)%	22.08%	(7.53)%	18.69%	2.84%	(5.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.41%	2.75%	2.76%	3.43%	5.32%	9.98%

Expenses net of waiver and payments by affiliates[g]	0.67% [h]	0.59%	0.55% [h]	0.55%	0.55%	0.51%

Net investment income[d]	0.13%	1.40%	1.76%	1.50%	1.20%	2.30%

Supplemental data

Net assets, end of period (000’s)	$626	$539	$425	$354	$357	$41

Portfolio turnover rate	21.06%	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.87	$ 9.89	$11.06	$ 9.48	$ 9.34	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.22	0.24	0.22	0.21	0.32

Net realized and unrealized gains (losses)	(0.50)	2.01	(1.01)	1.61	0.11	(0.85)

Total from investment operations	(0.46)	2.23	(0.77)	1.83	0.32	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.08)	(0.15)	(0.23)	(0.22)	(0.12)	(0.13)

Net realized gains	(0.10)	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.18)	(0.25)	(0.40)	(0.25)	(0.18)	(0.13)

Net asset value, end of period	$11.23	$11.87	$ 9.89	$11.06	$ 9.48	$ 9.34

Total return[e]	(3.79)%	22.72%	(7.12)%	19.32%	3.49%	(5.33)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	0.97%	1.18%	1.35%	1.85%	4.21%	10.04%

Expenses net of waiver and payments by affiliates[g]	0.12% [h]	0.04%	—% [h]	—%	—%	—%

Net investment income[d]	0.68%	1.95%	2.31%	2.05%	1.75%	2.81%

Supplemental data

Net assets, end of period (000’s)	$8,772	$7,296	$3,573	$3,184	$1,618	$92

Portfolio turnover rate	21.06%	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin LifeSmart™ 2055 Retirement Target Fund (continued)

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.87	$ 9.90	$11.06	$ 9.48	$ 9.35	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.03	0.23	0.25	0.20	0.13	0.10

Net realized and unrealized gains (losses)	(0.50)	1.99	(1.02)	1.62	0.18	(0.63)

Total from investment operations	(0.47)	2.22	(0.77)	1.82	0.31	(0.53)

Less distributions from:

Net investment income and short term gains received from Underlying Funds and exchange traded funds	(0.07)	(0.15)	(0.22)	(0.21)	(0.12)	(0.12)

Net realized gains	(0.10)	(0.10)	(0.17)	(0.03)	(0.06)	—

Total distributions	(0.17)	(0.25)	(0.39)	(0.24)	(0.18)	(0.12)

Net asset value, end of period	$11.23	$11.87	$ 9.90	$11.06	$ 9.48	$ 9.35

Total return[e]	(3.81)%	22.67%	(7.16)%	19.27%	3.45%	(5.37)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.91%	2.25%	2.26%	2.93%	4.82%	9.52%

Expenses net of waiver and payments by affiliates[g]	0.17% [h]	0.09%	0.05% [h]	0.05%	0.05%	0.05%

Net investment income[d]	0.63%	1.90%	2.26%	2.00%	1.70%	2.76%

Supplemental data

Net assets, end of period (000’s)	$145	$134	$46	$32	$13	$11

Portfolio turnover rate	21.06%	90.64%	42.85%	31.85%	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2020 (unaudited)

Franklin LifeSmart™ 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%

Domestic Equity 64.9%
[a] Franklin Growth Fund, Class R6	37,542	$ 4,385,342
[a] Franklin LibertyQ U.S. Equity ETF	77,150	2,479,601
[a] Franklin Rising Dividends Fund, Class R6	33,109	2,187,830
[a] Franklin U.S. Core Equity (IU) Fund	377,872	4,088,572
Invesco QQQ Trust Series 1 ETF	5,900	1,460,840

		14,602,185

Domestic Fixed Income 3.4%
[a] Franklin Liberty U.S. Core Bond ETF	14,816	388,179
iShares Core U.S. Aggregate Bond ETF	3,297	389,739

		777,918

Foreign Equity 30.2%
[a] Franklin Emerging Market Core Equity (IU) Fund	136,053	1,338,765
[a] Franklin FTSE Europe ETF	29,233	640,495
[a] Franklin FTSE Japan ETF	13,000	316,420
[a] Franklin International Core Equity (IU) Fund	203,389	2,058,292
[a] Franklin International Growth Fund, Class R6	36,467	644,005
[a] Templeton Developing Markets Trust, Class R6	45,585	894,831
[a] Templeton Foreign Fund, Class R6	157,568	913,896

		6,806,704

Foreign Fixed Income 0.5%
[a] Franklin Liberty Systematic Style Premia ETF	4,900	111,742

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $20,680,255)		22,298,549

Short Term Investments (Cost $378,873) 1.7%

Money Market Funds 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.00%	378,873	378,873

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $21,059,128) 100.7%		22,677,422
Other Assets, less Liabilities (0.7)%		(163,287)

Net Assets 100.0%		$22,514,135

See Abbreviations on page 149.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities

June 30, 2020 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$13,705,793	$ 6,136,078	$ 15,877,733
Cost - Non-controlled affiliates (Note 3f)	37,826,527	30,080,748	95,298,551
Cost - Unaffiliated repurchase agreements	—	138,351	—

Value - Unaffiliated issuers	$13,945,466	$ 6,505,499	$ 16,777,061
Value - Non-controlled affiliates (Note 3f)	38,188,526	32,664,067	108,462,028
Value - Unaffiliated repurchase agreements	—	138,351	—
Receivables:
Investment securities sold	5,415,237	2,518,171	8,426,605
Capital shares sold	51,918	11,764	25,847
Dividends	63,859	26,171	78,447
Affiliates	31,944	17,305	23,513
Other assets	40	33	105

Total assets	57,696,990	41,881,361	133,793,606

Liabilities:
Payables:
Investment securities purchased	5,483,421	2,731,447	8,588,328
Capital shares redeemed	132,146	5,020	51,232
Distribution fees	15,683	11,051	35,612
Transfer agent fees	9,671	6,527	23,545
Trustees’ fees and expenses	145	—	86
Accrued expenses and other liabilities	7,084	1,119	17,162

Total liabilities	5,648,150	2,755,164	8,715,965

Net assets, at value	$52,048,840	$39,126,197	$125,077,641

Net assets consist of:
Paid-in capital	$53,434,905	$36,893,298	$112,907,073
Total distributable earnings (losses)	(1,386,065)	2,232,899	12,170,568

Net assets, at value	$52,048,840	$39,126,197	$125,077,641

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Class A:
Net assets, at value	$35,148,724	$26,371,571	$84,698,582

Shares outstanding	3,238,766	2,224,947	6,849,030

Net asset value per share[a]	$10.85	$11.85	$12.37

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.48	$12.54	$13.09

Class C:
Net assets, at value	$ 9,679,723	$ 6,718,059	$21,186,795

Shares outstanding	903,031	570,480	1,743,585

Net asset value and maximum offering price per share[a]	$10.72	$11.78	$12.15

Class R:
Net assets, at value	$ 1,932,641	$ 693,403	$ 3,509,804

Shares outstanding	178,638	58,557	284,923

Net asset value and maximum offering price per share	$10.82	$11.84	$12.32

Class R6:
Net assets, at value	$ 3,286,728	$ 4,527,292	$14,081,622

Shares outstanding	301,454	380,983	1,134,932

Net asset value and maximum offering price per share	$10.90	$11.88	$12.41

Advisor Class:
Net assets, at value	$ 2,001,024	$ 815,872	$ 1,600,838

Shares outstanding	183,698	68,631	129,137

Net asset value and maximum offering price per share	$10.89	$11.89	$12.40

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 6,985,982	$ 11,854,557	$ 4,090,022
Cost - Non-controlled affiliates (Note 3f)	49,104,777	96,456,418	39,690,933
Cost - Unaffiliated repurchase agreements	13,532	47,679	94,236

Value - Unaffiliated issuers	$ 7,283,479	$ 12,249,836	$ 4,168,143
Value - Non-controlled affiliates (Note 3f)	54,068,236	111,943,460	44,319,212
Value - Unaffiliated repurchase agreements	13,532	47,679	94,236
Receivables:
Investment securities sold	4,140,703	8,417,170	3,254,963
Capital shares sold	225,269	91,431	29,580
Dividends	30,660	41,250	10,117
Affiliates	51,514	29,553	58,275
Other assets	48	103	40

Total assets	65,813,441	132,820,482	51,934,566

Liabilities:
Payables:
Investment securities purchased	4,384,809	8,815,991	3,478,498
Capital shares redeemed	70	119,142	17,406
Distribution fees	13,665	32,325	9,146
Transfer agent fees	12,024	26,505	10,733
Trustees’ fees and expenses	33	66	—
Accrued expenses and other liabilities	29,360	14,088	29,384

Total liabilities	4,439,961	9,008,117	3,545,167

Net assets, at value	$61,373,480	$123,812,365	$48,389,399

Net assets consist of:
Paid-in capital	$57,487,915	$109,145,095	$43,947,554
Total distributable earnings (losses)	3,885,565	14,667,270	4,441,845

Net assets, at value	$61,373,480	$123,812,365	$48,389,399

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Class A:
Net assets, at value	$27,712,410	$70,412,110	$19,672,781

Shares outstanding	2,192,557	5,349,727	1,512,290

Net asset value per share[a]	$12.64	$13.16	$13.01

Maximum offering price per share (net asset value per share ÷ 94.50%)	$13.38	$13.93	$13.77

Class C:
Net assets, at value	$ 9,281,587	$19,798,084	$ 5,524,363

Shares outstanding	743,413	1,543,686	432,294

Net asset value and maximum offering price per share[a]	$12.49	$12.83	$12.78

Class R:
Net assets, at value	$ 1,168,498	$ 4,669,315	$ 1,597,165

Shares outstanding	92,594	355,179	122,933

Net asset value and maximum offering price per share	$12.62	$13.15	$12.99

Class R6:
Net assets, at value	$22,091,486	$26,440,214	$21,236,798

Shares outstanding	1,740,601	1,992,704	1,621,401

Net asset value and maximum offering price per share	$12.69	$13.27	$13.10

Advisor Class:
Net assets, at value	$ 1,119,499	$ 2,492,642	$ 358,292

Shares outstanding	88,286	187,631	27,406

Net asset value and maximum offering price per share	$12.68	$13.28	$13.07

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 7,734,454	$ 3,459,299	$ 1,840,363
Cost - Non-controlled affiliates (Note 3f)	66,317,631	34,864,461	19,218,765
Cost - Unaffiliated repurchase agreements	170,768	15,153	—

Value - Unaffiliated issuers	$ 7,850,454	$ 3,496,124	$ 1,850,579
Value - Non-controlled affiliates (Note 3f)	78,039,616	39,106,489	20,826,843
Value - Unaffiliated repurchase agreements	170,768	15,153	—
Receivables:
Investment securities sold	5,318,135	2,756,098	1,464,710
Capital shares sold	84,254	13,695	20,259
Dividends	10,218	4,256	2,281
Affiliates	36,120	35,393	73,349
Other assets	72	34	17

Total assets	91,509,637	45,427,242	24,238,038

Liabilities:
Payables:
Investment securities purchased	5,878,329	2,919,076	1,636,918
Capital shares redeemed	17,137	33,689	45,419
Distribution fees	21,153	8,818	4,602
Transfer agent fees	17,501	12,403	7,292
Trustees’ fees and expenses	60	—	—
Accrued expenses and other liabilities	15,920	1,416	29,672

Total liabilities	5,950,100	2,975,402	1,723,903

Net assets, at value	$85,559,537	$42,451,840	$22,514,135

Net assets consist of:
Paid-in capital	$74,203,481	$38,515,326	$21,150,469
Total distributable earnings (losses)	11,356,056	3,936,514	1,363,666

Net assets, at value	$85,559,537	$42,451,840	$22,514,135

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FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Class A:
Net assets, at value	$49,049,430	$16,218,271	$9,106,100

Shares outstanding	3,681,066	1,227,507	812,272

Net asset value per share[a]	$13.32	$13.21	$11.21

Maximum offering price per share (net asset value per share ÷ 94.50%)	$14.10	$13.98	$11.86

Class C:
Net assets, at value	$12,330,120	$ 5,602,728	$3,865,012

Shares outstanding	953,837	428,131	350,667

Net asset value and maximum offering price per share[a]	$12.93	$13.09	$11.02

Class R:
Net assets, at value	$ 3,463,942	$ 2,359,358	$ 625,871

Shares outstanding	261,126	178,625	56,044

Net asset value and maximum offering price per share	$13.27	$13.21	$11.17

Class R6:
Net assets, at value	$ 19,923,548	$17,688,082	$8,772,385

Shares outstanding	1,483,089	1,330,359	781,169

Net asset value and maximum offering price per share	$13.43	$13.30	$11.23

Advisor Class:
Net assets, at value	$ 792,497	$ 583,401	$ 144,767

Shares outstanding	58,992	43,876	12,894

Net asset value and maximum offering price per share	$13.43	$13.30	$11.23

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FINANCIAL STATEMENTS

Statements of Operations

for the six months ended June 30, 2020 (unaudited)

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 81,632	$ 55,534	$ 137,039
Non-controlled affiliates (Note 3f)	635,965	275,605	809,705
Interest:
Unaffiliated issuers	239,791	88	389

Total investment income	957,388	331,227	947,133

Expenses:
Management & Asset allocation fees (Note 3a)	61,830	48,121	153,187
Distribution fees: (Note 3c)
Class A	42,068	31,950	102,930
Class C	49,051	32,231	106,674
Class R	4,276	1,793	8,622
Transfer agent fees: (Note 3e)
Class A	27,252	19,089	68,809
Class C	7,945	4,797	17,956
Class R	1,616	537	2,912
Class R6	549	856	1,888
Advisor Class	1,479	500	1,271
Custodian fees (Note 4)	166	520	1,189
Reports to shareholders	6,450	5,900	11,087
Registration and filing fees	37,016	37,751	39,462
Professional fees	23,110	20,860	20,749
Trustees’ fees and expenses	250	—	605
Other	2,251	2,054	2,269

Total expenses	265,309	206,959	539,610
Expense reductions (Note 4)	(51)	—	(12)
Expenses waived/paid by affiliates (Note 3f and 3g)	(158,048)	(100,392)	(202,534)

Net expenses	107,210	106,567	337,064

Net investment income	850,178	224,660	610,069

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	37,971	31,269	74,253
Non-controlled affiliates (Note 3f)	78,104	(390,010)	(1,314,186)

Net realized gain (loss)	116,075	(358,741)	(1,239,933)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(169,521)	240,515	589,392
Non-controlled affiliates (Note 3f)	(1,122,823)	(817,979)	(3,476,268)

Net change in unrealized appreciation (depreciation)	(1,292,344)	(577,464)	(2,886,876)

Net realized and unrealized gain (loss)	(1,176,269)	(936,205)	(4,126,809)

Net increase (decrease) in net assets resulting from operations	$ (326,091)	$ (711,545)	$ (3,516,740)

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 48,850	$ 73,842	$ 18,410
Non-controlled affiliates (Note 3f)	335,292	614,237	198,531
Interest:
Unaffiliated issuers	71	290	41

Total investment income	384,213	688,369	216,982

Expenses:
Asset allocation fees (Note 3a)	72,014	150,473	57,525
Distribution fees: (Note 3c)
Class A	32,879	85,081	23,280
Class C	43,590	97,548	26,302
Class R	2,675	11,600	3,670
Transfer agent fees: (Note 3e)
Class A	32,968	72,859	33,813
Class C	10,926	20,830	9,548
Class R	1,342	5,060	2,666
Class R6	2,542	3,426	2,566
Advisor Class	1,290	2,445	600
Custodian fees (Note 4)	503	1,465	646
Reports to shareholders	6,685	11,093	6,215
Registration and filing fees	37,463	39,280	37,353
Professional fees	21,675	21,787	21,138
Trustees’ fees and expenses	273	577	—
Other	1,992	2,419	2,105

Total expenses	268,817	525,943	227,427
Expense reductions (Note 4)	—	(10)	(44)
Expenses waived/paid by affiliates (Note 3f and 3g)	(138,123)	(235,335)	(138,268)

Net expenses	130,694	290,598	89,115

Net investment income	253,519	397,771	127,867

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	52,027	97,369	54,571
Non-controlled affiliates (Note 3f)	(1,091,691)	(774,913)	(171,922)

Net realized gain (loss)	(1,039,664)	(677,544)	(117,351)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	180,335	166,693	(14,287)
Non-controlled affiliates (Note 3f)	(1,619,969)	(4,240,149)	(1,551,343)

Net change in unrealized appreciation (depreciation)	(1,439,634)	(4,073,456)	(1,565,630)

Net realized and unrealized gain (loss)	(2,479,298)	(4,751,000)	(1,682,981)

Net increase (decrease) in net assets resulting from operations	$(2,225,779)	$(4,353,229)	$(1,555,114)

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended June 30, 2020 (unaudited)

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Investment income:
Dividends:
Unaffiliated issuers	$29,573	$11,626	$5,829
Non-controlled affiliates (Note 3f)	305,925	148,677	74,976
Interest:
Unaffiliated issuers	161	32	—

Total investment income	335,659	160,335	80,805

Expenses:
Asset allocation fees (Note 3a)	103,128	50,255	25,052
Distribution fees: (Note 3c)
Class A	59,011	19,472	10,216
Class C	59,731	26,294	17,610
Class R	9,453	5,528	1,361
Transfer agent fees: (Note 3e)
Class A	68,568	38,890	40,159
Class C	17,468	13,132	17,304
Class R	5,645	5,524	2,678
Class R6	2,652	2,428	1,438
Advisor Class	1,098	1,475	650
Custodian fees (Note 4)	1,434	920	244
Reports to shareholders	10,595	7,286	7,195
Registration and filing fees	37,866	37,795	38,188
Professional fees	22,656	21,318	20,905
Trustees’ fees and expenses	410	—	—
Other	2,113	1,886	1,859

Total expenses	401,828	232,203	184,859
Expense reductions (Note 4)	(67)	(6)	(243)
Expenses waived/paid by affiliates (Note 3f and 3g)	(206,788)	(150,548)	(140,042)

Net expenses	194,973	81,649	44,574

Net investment income	140,686	78,686	36,231

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	151,964	79,208	22,176
Non-controlled affiliates (Note 3f)	(341,262)	(185,884)	(165,007)

Net realized gain (loss)	(189,298)	(106,676)	(142,831)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(99,217)	(64,000)	(14,570)
Non-controlled affiliates (Note 3f)	(3,414,357)	(1,540,578)	(477,247)

Net change in unrealized appreciation (depreciation)	(3,513,574)	(1,604,578)	(491,817)

Net realized and unrealized gain (loss)	(3,702,872)	(1,711,254)	(634,648)

Net increase (decrease) in net assets resulting from operations	$(3,562,186)	$(1,632,568)	$(598,417)

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart™ Retirement Income Fund		Franklin LifeSmart™ 2020 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 850,178	$ 1,929,623	$ 224,660	$ 1,044,833
Net realized gain (loss)	116,075	(24,498)	(358,741)	596,220
Net change in unrealized appreciation (depreciation)	(1,292,344)	3,763,488	(577,464)	3,716,713

Net increase (decrease) in net assets resulting from operations	(326,091)	5,668,613	(711,545)	5,357,766

Distributions to shareholders:
Class A	(691,157)	(1,276,767)	(251,001)	(681,367)
Class C	(161,922)	(354,915)	(41,879)	(117,703)
Class R	(37,942)	(92,451)	(6,173)	(15,536)
Class R6	(49,951)	(92,676)	(52,787)	(233,070)
Advisor Class	(40,241)	(72,973)	(7,262)	(19,078)

Total distributions to shareholders	(981,213)	(1,889,782)	(359,102)	(1,066,754)

Capital share transactions: (Note 2)
Class A	1,638,418	466,914	93,364	251,395
Class C	(602,320)	(2,093,619)	59,429	(203,456)
Class R	(353,084)	(742,153)	(32,431)	(98,631)
Class R6	1,311,300	87,827	(2,770,344)	(1,970,403)
Advisor Class	177,047	347,505	99,342	39,851

Total capital share transactions	2,171,361	(1,933,526)	(2,550,640)	(1,981,244)

Net increase (decrease) in net assets	864,057	1,845,305	(3,621,287)	2,309,768
Net assets:
Beginning of period	51,184,783	49,339,478	42,747,484	40,437,716

End of period	$ 52,048,840	$ 51,184,783	$ 39,126,197	$ 42,747,484

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2025 Retirement Target Fund		Franklin LifeSmart™ 2030 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 610,069	$ 2,574,620	$ 253,519	$ 1,083,899
Net realized gain (loss)	(1,239,933)	6,068,390	(1,039,664)	1,145,047
Net change in unrealized appreciation (depreciation)	(2,886,876)	10,546,320	(1,439,634)	7,128,879

Net increase (decrease) in net assets resulting from operations	(3,516,740)	19,189,330	(2,225,779)	9,357,825

Distributions to shareholders:
Class A	(2,011,956)	(3,045,510)	(459,809)	(731,665)
Class C	(442,394)	(688,301)	(126,249)	(177,159)
Class R	(79,319)	(142,497)	(18,264)	(26,329)
Class R6	(351,117)	(562,509)	(388,641)	(639,478)
Advisor Class	(39,557)	(59,263)	(19,768)	(28,917)

Total distributions to shareholders	(2,924,343)	(4,498,080)	(1,012,731)	(1,603,548)

Capital share transactions: (Note 2)
Class A	2,819,021	486,785	1,879,809	1,275,501
Class C	(1,085,666)	(1,149,678)	569,659	524,197
Class R	(228,136)	(1,103,245)	161,208	107,214
Class R6	153,690	(1,254,003)	1,313,903	868,076
Advisor Class	146,291	(102,196)	174,130	86,613

Total capital share transactions	1,805,200	(3,122,337)	4,098,709	2,861,601

Net increase (decrease) in net assets	(4,635,883)	11,568,913	860,199	10,615,878
Net assets:
Beginning of period	129,713,524	118,144,611	60,513,281	49,897,403

End of period	$125,077,641	$129,713,524	$61,373,480	$60,513,281

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2035 Retirement Target Fund		Franklin LifeSmart™ 2040 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 397,771	$ 2,106,342	$ 127,867	$ 782,052
Net realized gain (loss)	(677,544)	5,195,025	(117,351)	1,213,339
Net change in unrealized appreciation (depreciation)	(4,073,456)	14,574,839	(1,565,630)	6,654,502

Net increase (decrease) in net assets resulting from operations	(4,353,229)	21,876,206	(1,555,114)	8,649,893

Distributions to shareholders:
Class A	(1,776,610)	(2,650,612)	(390,314)	(454,576)
Class C	(457,057)	(642,691)	(93,602)	(94,774)
Class R	(112,351)	(176,421)	(30,011)	(34,053)
Class R6	(695,621)	(1,090,008)	(444,003)	(606,642)
Advisor Class	(65,080)	(83,743)	(7,474)	(2,459)

Total distributions to shareholders	(3,106,719)	(4,643,475)	(965,404)	(1,192,504)

Capital share transactions: (Note 2)
Class A	2,033,936	2,644,878	1,281,649	455,027
Class C	(9,842)	(109,181)	168,234	524,059
Class R	(67,044)	(515,294)	146,011	13,556
Class R6	(344,395)	2,641,808	202,706	563,689
Advisor Class	496,393	138,806	234,540	(30,122)

Total capital share transactions	2,109,048	4,801,017	2,033,140	1,526,209

Net increase (decrease) in net assets	(5,350,900)	22,033,748	(487,378)	8,983,598
Net assets:
Beginning of period	129,163,265	107,129,517	48,876,777	39,893,179

End of period	$123,812,365	$129,163,265	$48,389,399	$48,876,777

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2045 Retirement Target Fund		Franklin LifeSmart™ 2050 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 140,686	$ 1,276,187	$ 78,686	$ 640,922
Net realized gain (loss)	(189,298)	3,555,665	(106,676)	1,006,816
Net change in unrealized appreciation (depreciation)	(3,513,574)	11,840,160	(1,604,578)	6,233,822

Net increase (decrease) in net assets resulting from operations	(3,562,186)	16,672,012	(1,632,568)	7,881,560

Distributions to shareholders:
Class A	(1,379,872)	(1,557,379)	(309,555)	(420,909)
Class C	(337,648)	(310,595)	(98,211)	(75,423)
Class R	(93,578)	(149,104)	(42,097)	(42,749)
Class R6	(577,607)	(616,228)	(352,728)	(399,544)
Advisor Class	(22,939)	(25,065)	(11,771)	(13,716)

Total distributions to shareholders	(2,411,644)	(2,658,371)	(814,362)	(952,341)

Capital share transactions: (Note 2)
Class A	975,799	(1,767,654)	486,556	(3,200,320)
Class C	(63,503)	(516,518)	264,479	654,068
Class R	(1,005,786)	(1,190,716)	128,467	184,278
Class R6	1,172,453	4,646,121	1,091,877	3,204,608
Advisor Class	31,580	56,659	(922)	51,345

Total capital share transactions	1,110,543	1,227,892	1,970,457	893,979

Net increase (decrease) in net assets	(4,863,287)	15,241,533	(476,473)	7,823,198
Net assets:
Beginning of period	90,422,824	75,181,291	42,928,313	35,105,115

End of period	$85,559,537	$90,422,824	$42,451,840	$42,928,313

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart™ 2055 Retirement Target Fund

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 36,231	$ 257,646
Net realized gain (loss)	(142,831)	336,271
Net change in unrealized appreciation (depreciation)	(491,817)	2,557,528

Net increase (decrease) in net assets resulting from operations	(598,417)	3,151,445

Distributions to shareholders:
Class A	(130,099)	(134,928)
Class C	(50,894)	(39,940)
Class R	(8,278)	(8,843)
Class R6	(133,194)	(136,446)
Advisor Class	(2,216)	(2,359)

Total distributions to shareholders	(324,681)	(322,516)

Capital share transactions: (Note 2)
Class A	1,213,345	883,611
Class C	488,879	707,288
Class R	112,577	30,079
Class R6	1,819,718	2,775,929
Advisor Class	17,957	73,474

Total capital share transactions	3,652,476	4,470,381

Net increase (decrease) in net assets	2,729,378	7,299,310
Net assets:
Beginning of period	19,784,757	12,485,447

End of period	$22,514,135	$19,784,757

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transac-tions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on June 30, 2020.

c.  Index-Linked Notes

Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments held by the Funds.

d.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart™ Retirement Income Fund employs a managed distribution policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	491,749	$ 5,255,127	233,477	$ 2,690,428
Shares issued in reinvestment of distributions	63,424	683,115	22,530	249,554
Shares redeemed	(398,490)	(4,299,824)	(251,078)	(2,846,618)

Net increase (decrease)	156,683	$ 1,638,418	4,929	$ 93,364

Year ended December 31, 2019
Shares sold[a]	559,233	$ 6,108,032	607,030	$ 7,094,411
Shares issued in reinvestment of distributions	114,983	1,257,350	57,341	677,198
Shares redeemed	(631,790)	(6,898,468)	(636,674)	(7,520,214)

Net increase (decrease)	42,426	$ 466,914	27,697	$ 251,395

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	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2020
Shares sold	45,237	$ 479,719	82,676	$ 930,719
Shares issued in reinvestment of distributions	14,537	154,716	3,827	41,805
Shares redeemed[a]	(116,550)	(1,236,755)	(79,185)	(913,095)

Net increase (decrease)	(56,776)	$ (602,320)	7,318	$ 59,429

Year ended December 31, 2019
Shares sold	205,376	$ 2,214,834	199,052	$ 2,321,159
Shares issued in reinvestment of distributions	31,448	339,465	10,032	117,703
Shares redeemed[a]	(430,570)	(4,647,918)	(228,092)	(2,642,318)

Net increase (decrease)	(193,746)	$(2,093,619)	(19,008)	$ (203,456)

Class R Shares:
Six Months ended June 30, 2020
Shares sold	7,230	$ 77,330	4,738	$ 55,142
Shares issued in reinvestment of distributions	2,723	29,235	560	6,173
Shares redeemed	(41,606)	(459,649)	(8,034)	(93,746)

Net increase (decrease)	(31,653)	$ (353,084)	(2,736)	$ (32,431)

Year ended December 31, 2019
Shares sold	26,806	$ 291,111	19,468	$ 227,258
Shares issued in reinvestment of distributions	6,150	66,979	1,315	15,536
Shares redeemed	(101,605)	(1,100,243)	(29,264)	(341,425)

Net increase (decrease)	(68,649)	$ (742,153)	(8,481)	$ (98,631)

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	151,615	$ 1,659,530	57,251	$ 639,519
Shares redeemed	(32,541)	(348,230)	(285,252)	(3,409,863)

Net increase (decrease)	119,074	$ 1,311,300	(228,001)	$(2,770,344)

Year ended December 31, 2019
Shares sold	130,363	$ 1,418,631	151,042	$ 1,772,745
Shares issued in reinvestment of distributions	197	2,137	50	576
Shares redeemed	(121,096)	(1,332,941)	(318,860)	(3,743,724)

Net increase (decrease)	9,464	$ 87,827	(167,768)	$(1,970,403)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ Retirement		Franklin LifeSmart™ 2020
	Income Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	23,584	$ 255,666	20,375	$ 238,434
Shares issued in reinvestment of distributions	3,591	38,838	648	7,262
Shares redeemed	(10,998)	(117,457)	(13,457)	(146,354)

Net increase (decrease)	16,177	$ 177,047	7,566	$ 99,342

Year ended December 31, 2019
Shares sold	41,829	$ 456,585	7,814	$ 93,111
Shares issued in reinvestment of distributions	6,437	70,687	1,609	19,078
Shares redeemed	(16,343)	(179,767)	(6,090)	(72,338)

Net increase (decrease)	31,923	$ 347,505	3,333	$ 39,851

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	710,666	$ 8,866,015	286,704	$ 3,566,066
Shares issued in reinvestment of distributions	165,139	2,004,667	37,489	459,696
Shares redeemed	(659,562)	(8,051,661)	(182,836)	(2,145,953)

Net increase (decrease)	216,243	$ 2,819,021	141,357	$1,879,809

Year ended December 31, 2019
Shares sold[a]	1,094,603	$ 13,746,669	602,484	$ 7,611,523
Shares issued in reinvestment of distributions	238,365	3,036,346	57,127	731,551
Shares redeemed	(1,299,276)	(16,296,230)	(560,958)	(7,067,573)

Net increase (decrease)	33,692	$ 486,785	98,653	$ 1,275,501

Class C Shares:
Six Months ended June 30, 2020
Shares sold	142,401	$ 1,706,290	94,415	$ 1,154,144
Shares issued in reinvestment of distributions	36,161	433,980	10,339	126,234
Shares redeemed[a]	(272,863)	(3,225,936)	(58,009)	(710,719)

Net increase (decrease)	(94,301)	$ (1,085,666)	46,745	$ 569,659

Year ended December 31, 2019
Shares sold	357,759	$ 4,413,141	240,212	$ 2,967,689
Shares issued in reinvestment of distributions	52,237	655,098	13,930	176,408
Shares redeemed[a]	(504,442)	(6,217,917)	(213,721)	(2,619,900)

Net increase (decrease)	(94,446)	$ (1,149,678)	40,421	$ 524,197

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	Franklin LifeSmart™ 2025		Franklin LifeSmart™ 2030
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2020
Shares sold	30,148	$ 358,706	13,196	$ 166,145
Shares issued in reinvestment of distributions	6,505	78,892	1,488	18,264
Shares redeemed	(55,724)	(665,734)	(1,882)	(23,201)

Net increase (decrease)	(19,071)	$ (228,136)	12,802	$ 161,208

Year ended December 31, 2019
Shares sold	54,755	$ 683,429	25,408	$ 320,374
Shares issued in reinvestment of distributions	10,128	128,541	2,060	26,329
Shares redeemed	(153,741)	(1,915,215)	(18,780)	(239,489)

Net increase (decrease)	(88,858)	$(1,103,245)	8,688	$ 107,214

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	260,771	$ 3,286,066	388,004	$ 4,901,524
Shares issued in reinvestment of distributions	643	7,812	5	59
Shares redeemed	(256,860)	(3,140,188)	(301,832)	(3,587,680)

Net increase (decrease)	4,554	$ 153,690	86,177	$ 1,313,903

Year ended December 31, 2019
Shares sold	285,703	$ 3,601,451	415,710	$ 5,242,377
Shares issued in reinvestment of distributions	875	11,183	26	330
Shares redeemed	(387,125)	(4,866,637)	(355,006)	(4,374,631)

Net increase (decrease)	(100,547)	$(1,254,003)	60,730	$ 868,076

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	17,219	$ 216,821	12,895	$ 167,098
Shares issued in reinvestment of distributions	2,909	35,360	1,608	19,737
Shares redeemed	(8,728)	(105,890)	(1,003)	(12,705)

Net increase (decrease)	11,400	$ 146,291	13,500	$ 174,130

Year ended December 31, 2019
Shares sold	19,706	$ 242,320	11,684	$ 148,467
Shares issued in reinvestment of distributions	4,141	52,819	2,251	28,917
Shares redeemed	(31,572)	(397,335)	(7,240)	(90,771)

Net increase (decrease)	(7,725)	$ (102,196)	6,695	$ 86,613

aMay include a portion of Class C shares that were automatically converted to Class A.

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	454,172	$ 6,028,973	298,502	$ 3,737,981
Shares issued in reinvestment of distributions	137,310	1,769,065	31,195	390,314
Shares redeemed	(437,129)	(5,764,102)	(221,953)	(2,846,646)

Net increase (decrease)	154,353	$ 2,033,936	107,744	$ 1,281,649

Year ended December 31, 2019
Shares sold[a]	952,514	$ 12,623,647	424,447	$ 5,488,272
Shares issued in reinvestment of distributions	193,791	2,637,056	34,671	454,570
Shares redeemed	(945,824)	(12,615,825)	(425,571)	(5,487,815)

Net increase (decrease)	200,481	$ 2,644,878	33,547	$ 455,027

Class C Shares:
Six Months ended June 30, 2020
Shares sold	159,896	$ 2,049,913	73,252	$ 881,523
Shares issued in reinvestment of distributions	35,723	450,827	7,540	93,603
Shares redeemed[a]	(204,083)	(2,510,582)	(64,991)	(806,892)

Net increase (decrease)	(8,464)	$ (9,842)	15,801	$ 168,234

Year ended December 31, 2019
Shares sold	252,589	$ 3,280,827	98,079	$ 1,245,027
Shares issued in reinvestment of distributions	45,597	607,021	7,362	94,765
Shares redeemed[a]	(307,638)	(3,997,029)	(64,241)	(815,733)

Net increase (decrease)	(9,452)	$ (109,181)	41,200	$ 524,059

Class R Shares:
Six Months ended June 30, 2020
Shares sold	59,967	$ 747,123	11,044	$ 139,252
Shares issued in reinvestment of distributions	8,404	108,446	2,395	30,011
Shares redeemed	(69,861)	(922,613)	(1,732)	(23,252)

Net increase (decrease)	(1,490)	$ (67,044)	11,707	$ 146,011

Year ended December 31, 2019
Shares sold	75,334	$ 997,069	29,039	$ 379,133
Shares issued in reinvestment of distributions	11,988	162,960	2,605	34,053
Shares redeemed	(127,008)	(1,675,323)	(30,192)	(399,630)

Net increase (decrease)	(39,686)	$ (515,294)	1,452	$ 13,556

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    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2035		Franklin LifeSmart™ 2040
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	255,069	$ 3,357,193	219,583	$ 2,818,097
Shares issued in reinvestment of distributions	89	1,149	320	4,018
Shares redeemed	(292,007)	(3,702,737)	(205,232)	(2,619,409)

Net increase (decrease)	(36,849)	$ (344,395)	14,671	$ 202,706

Year ended December 31, 2019
Shares sold	419,754	$ 5,648,454	434,017	$ 5,617,339
Shares issued in reinvestment of distributions	707	9,518	570	7,487
Shares redeemed	(223,416)	(3,016,164)	(389,390)	(5,061,137)

Net increase (decrease)	197,045	$ 2,641,808	45,197	$ 563,689

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	33,120	$ 469,388	16,387	$ 228,617
Shares issued in reinvestment of distributions	4,833	62,717	596	7,474
Shares redeemed	(2,808)	(35,712)	(120)	(1,551)

Net increase (decrease)	35,145	$ 496,393	16,863	$ 234,540

Year ended December 31, 2019
Shares sold	24,716	$ 329,525	7,315	$ 96,559
Shares issued in reinvestment of distributions	5,834	80,057	185	2,459
Shares redeemed	(20,087)	(270,776)	(11,116)	(129,140)

Net increase (decrease)	10,463	$ 138,806	(3,616)	$ (30,122)

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	297,904	$ 3,914,481	163,846	$ 2,103,551
Shares issued in reinvestment of distributions	105,284	1,371,304	24,567	309,500
Shares redeemed	(325,937)	(4,309,986)	(154,745)	(1,926,495)

Net increase (decrease)	77,251	$ 975,799	33,668	$ 486,556

Year ended December 31, 2019
Shares sold[a]	593,185	$ 7,926,250	546,568	$ 7,111,903
Shares issued in reinvestment of distribution	112,785	1,550,074	31,696	420,832
Shares redeemed	(839,331)	(11,243,978)	(820,620)	(10,733,055)

Net increase (decrease)	(133,361)	$ (1,767,654)	(242,356)	$ (3,200,320)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended June 30, 2020
Shares sold	82,329	$ 1,060,582	62,017	$ 807,823
Shares issued in reinvestment of distributions	26,369	333,144	7,879	98,211
Shares redeemed[a]	(115,401)	(1,457,229)	(48,468)	(641,555)

Net increase (decrease)	(6,703)	$ (63,503)	21,428	$ 264,479

Year ended December 31, 2019
Shares sold	161,488	$ 2,102,339	120,250	$ 1,566,273
Shares issued in reinvestment of distributions	21,997	295,130	5,701	75,396
Shares redeemed[a]	(224,331)	(2,913,987)	(76,625)	(987,601)

Net increase (decrease)	(40,846)	$ (516,518)	49,326	$ 654,068

Class R Shares:
Six Months ended June 30, 2020
Shares sold	23,540	$ 309,964	16,883	$ 217,744
Shares issued in reinvestment of distributions	6,973	90,337	3,344	42,097
Shares redeemed	(110,057)	(1,406,087)	(10,350)	(131,374)

Net increase (decrease)	(79,544)	$(1,005,786)	9,877	$ 128,467

Year ended December 31, 2019
Shares sold	58,943	$ 786,075	59,561	$ 784,449
Shares issued in reinvestment of distributions	9,740	133,313	3,210	42,748
Shares redeemed	(157,555)	(2,110,104)	(48,603)	(642,919)

Net increase (decrease)	(88,872)	$(1,190,716)	14,168	$ 184,278

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	221,061	$ 2,924,395	217,080	$ 2,818,264
Shares issued in reinvestment of distributions	—	—	1	11
Shares redeemed	(130,678)	(1,751,942)	(132,386)	(1,726,398)

Net increase (decrease)	90,383	$ 1,172,453	84,695	$ 1,091,877

Year ended December 31, 2019
Shares sold	529,427	$ 7,107,373	462,889	$ 6,054,148
Shares issued in reinvestment of distributions	24	337	1	16
Shares redeemed	(182,629)	(2,461,589)	(216,990)	(2,849,556)

Net increase (decrease)	346,822	$ 4,646,121	245,900	$ 3,204,608

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2045		Franklin LifeSmart™ 2050
	Retirement Target Fund		Retirement Target Fund

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	2,791	$ 36,450	4,215	$ 54,747
Shares issued in reinvestment of distributions	1,746	22,939	928	11,771
Shares redeemed	(2,467)	(27,809)	(5,043)	(67,440)

Net increase (decrease)	2,070	$ 31,580	100	$ (922)

Year ended December 31, 2019
Shares sold	10,884	$ 146,062	9,846	$126,331
Shares issued in reinvestment of distributions	1,807	25,066	1,023	13,716
Shares redeemed	(8,476)	(114,469)	(6,702)	(88,702)

Net increase (decrease)	4,215	$ 56,659	4,167	$ 51,345

aMay include a portion of Class C shares that were automatically converted to Class A.

	Franklin LifeSmart™ 2055
	Retirement Target Fund

	Shares	Amount

Class A Shares:
Six Months ended June 30, 2020
Shares sold[a]	209,303	$ 2,257,819
Shares issued in reinvestment of distributions	12,361	130,097
Shares redeemed	(105,521)	(1,174,571)

Net increase (decrease)	116,143	$ 1,213,345

Year ended December 31, 2019
Shares sold[a]	309,652	$ 3,402,692
Shares issued in reinvestment of distributions	12,013	134,886
Shares redeemed	(243,462)	(2,653,967)

Net increase (decrease)	78,203	$ 883,611

Class C Shares:
Six Months ended June 30, 2020
Shares sold	67,772	$ 735,612
Shares issued in reinvestment of distributions	4,941	50,894
Shares redeemed[a]	(26,834)	(297,627)

Net increase (decrease)	45,879	$ 488,879

Year ended December 31, 2019
Shares sold	125,134	$ 1,361,318
Shares issued in reinvestment of distributions	3,622	39,940
Shares redeemed[a]	(63,795)	(693,970)

Net increase (decrease)	64,961	$ 707,288

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest (continued)

	Franklin LifeSmart™ 2055
	Retirement Target Fund

	Shares	Amount

Class R Shares:
Six Months ended June 30, 2020
Shares sold	12,668	$ 137,708
Shares issued in reinvestment of distributions	791	8,278
Shares redeemed	(2,998)	(33,409)

Net increase (decrease)	10,461	$ 112,577

Year ended December 31, 2019
Shares sold	23,437	$ 257,833
Shares issued in reinvestment of distributions	793	8,843
Shares redeemed	(21,798)	(236,597)

Net increase (decrease)	2,432	$ 30,079

Class R6 Shares:
Six Months ended June 30, 2020
Shares sold	215,621	$2,347,538
Shares issued in reinvestment of distributions	4	43
Shares redeemed	(48,906)	(527,863)

Net increase (decrease)	166,719	$1,819,718

Year ended December 31, 2019
Shares sold	350,574	$3,859,523
Shares issued in reinvestment of distributions	8	90
Shares redeemed	(97,304)	(1,083,684)

Net increase (decrease)	253,278	$2,775,929

Advisor Class Shares:
Six Months ended June 30, 2020
Shares sold	2,897	$ 31,875
Shares issued in reinvestment of distributions	210	2,216
Shares redeemed	(1,485)	(16,134)

Net increase (decrease)	1,622	$ 17,957

Year ended December 31, 2019
Shares sold	8,142	$ 90,279
Shares issued in reinvestment of distributions	209	2,359
Shares redeemed	(1,751)	(19,164)

Net increase (decrease)	6,600	$ 73,474

aMay include a portion of Class C shares that were automatically converted to Class A.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management and Asset Allocation Fees

The Funds, except Franklin LifeSmartTM Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Franklin LifeSmartTM Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%

Class C	1.00%

Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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3. Transactions with Affiliates (continued)

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$3,865	$3,476	$10,821

CDSC retained	$ 75	$ 411	$ 363

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$7,167	$13,381	$7,338

CDSC retained	$ 162	$ 6,227	$ 522

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$11,588	$7,553	$7,795

CDSC retained	$ 942	$ 113	$ 718

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart™ Retirement Income Fund	Franklin LifeSmart™ 2020 Retirement Target Fund	Franklin LifeSmart™ 2025 Retirement Target Fund

Transfer agent fees	$28,678	$19,504	$69,748

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin LifeSmart™ 2030 Retirement Target Fund	Franklin LifeSmart™ 2035 Retirement Target Fund	Franklin LifeSmart™ 2040 Retirement Target Fund

Transfer agent fees	$39,853	$80,840	$40,921

	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Transfer agent fees	$79,603	$54,105	$56,994

f.  Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended June 30, 2020, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$10,341,156	$1,763,856	$(398,706)	$(5,625)	$(1,246,323)	$10,454,358	5,124,686	$288,470
Franklin Liberty U.S. Core Bond ETF	10,153,406	874,853	(1,089,913)	183	425,824	10,364,353	395,586	127,871
Franklin Liberty U.S. Treasury Bond ETF	—	3,639,476	—	—	(2,316)	3,637,160	143,875	—
Franklin LibertyQ U.S. Equity ETF	5,190,696	1,563,672	(3,367,274)	(35,720)	(365,021)	2,986,353	92,917	25,406
Franklin U.S. Core Equity (IU) Fund	—	2,500,000	—	—	154,563	2,654,563	245,338	—
Franklin U.S. Government Securities Fund Class R6	10,217,615	1,076,443	(6,261,385)	127,374	49,448	5,209,495	844,326	148,891
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	870,194	5,372,930	(5,179,160)	—	—	1,063,964	1,063,964	1,845
Templeton Global Total Return Fund, Class R6	1,821,838	225,020	(81,472)	(8,108)	(138,998)	1,818,280	178,438	43,482

Total Affiliated Securities	$38,594,905	$17,016,250	$(16,377,910)	$78,104	$(1,122,823)	$38,188,526		$635,965

Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$1,235,597	$238,925	$(589,270)	$(110,001)	$ (72,911)	$702,340	71,376	$9,564
Franklin FTSE Europe ETF	481,694	304,697	(220,326)	(58,079)	(44,108)	463,878	21,172	4,413
Franklin FTSE Japan ETF	233,206	129,288	(101,908)	(17,245)	(14,083)	229,258	9,419	1,988
Franklin Growth Fund, Class R6	4,136,520	404,963	(1,246,224)	159,684	(65,709)	3,389,234	29,015	—
Franklin International Core Equity (IU) Fund	2,199,303	194,602	(650,384)	(88,055)	(163,038)	1,492,428	147,473	11,720
Franklin International Growth Fund, Class R6	948,429	75,139	(564,610)	24,058	(15,998)	467,018	26,445	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty High Yield Corporate ETF	$555,914	$139,523	$ (75,306)	$ (716)	$ (22,152)	$597,263	24,279	$16,837
Franklin Liberty International Aggregate Bond ETF	—	1,644,969	(3,788)	(19)	(4,884)	1,636,278	64,675	2,824
Franklin Liberty Short Duration U.S. Government ETF	—	1,002,747	(4,790)	2	3,360	1,001,319	10,450	2,101
Franklin Liberty Systematic Style Premia ETF	—	217,240	—	—	(21,690)	195,550	8,575	414
Franklin Liberty U.S. Core Bond ETF	9,127,756	2,430,775	(2,262,434)	(564)	357,071	9,652,604	368,420	107,061
Franklin Liberty U.S. Treasury Bond ETF	—	1,404,566	—	—	(894)	1,403,672	55,525	—
Franklin LibertyQ Emerging Markets ETF	814,265	—	(710,047)	(31,745)	(72,473)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	3,843,792	644,780	(2,200,662)	(39,024)	(332,956)	1,915,930	59,612	21,726
Franklin Low Duration Total Return Fund, Class R6	3,679,911	106,815	(1,711,035)	(31,120)	(32,381)	2,012,190	211,810	43,327
Franklin Rising Dividends Fund, Class R6	2,066,897	273,860	(538,570)	9,877	(121,174)	1,690,890	25,588	7,055
Franklin U.S. Core Equity (IU) Fund	3,553,150	334,903	(735,341)	(17,886)	25,555	3,160,381	292,087	12,132
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	272,558	5,056,842	(4,898,076)	—	—	431,324	431,324	1,026
Templeton Developing Markets Trust, Class R6	—	942,827	(389,812)	(83,362)	(123)	469,530	23,919	—
Templeton Foreign Fund, Class R6	944,789	218,213	(296,924)	(84,930)	(118,507)	662,641	114,248	—
Templeton Global Total Return Fund, Class R6	1,624,246	94,584	(506,722)	(20,885)	(100,884)	1,090,339	107,001	33,417

Total Affiliated Securities	$35,718,027	$15,860,258	$(17,706,229)	$(390,010)	$(817,979)	$32,664,067		$275,605

Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$4,520,225	$985,110	$ (1,533,675)	$(282,117)	$ (322,475)	$3,367,068	342,182	$36,027
Franklin FTSE Europe ETF	1,695,209	1,179,156	(650,283)	(176,409)	(214,441)	1,833,232	83,671	17,030
Franklin FTSE Japan ETF	820,404	555,120	(355,339)	(58,409)	(55,598)	906,178	37,230	7,947
Franklin Growth Fund, Class R6	15,490,253	1,385,884	(3,864,188)	449,885	(161,534)	13,300,300	113,863	—
Franklin International Core Equity (IU) Fund	7,730,338	1,053,113	(1,976,781)	(307,471)	(607,009)	5,892,190	582,232	43,729
Franklin International Growth Fund, Class R6	3,473,014	182,514	(1,853,077)	95,530	(54,918)	1,843,063	104,364	—
Franklin Liberty High Yield Corporate ETF	1,314,947	508,773	(170,602)	(7,633)	(50,150)	1,595,335	64,851	43,798
Franklin Liberty International Aggregate Bond ETF	—	4,175,438	(54,923)	(273)	(10,890)	4,109,352	162,425	7,174
Franklin Liberty Short Duration U.S. Government ETF	—	2,666,769	—	—	9,005	2,675,774	27,925	5,552
Franklin Liberty Systematic Style Premia ETF	—	695,135	—	—	(70,289)	624,846	27,400	1,341
Franklin Liberty U.S. Core Bond ETF	22,419,105	10,931,832	(6,526,715)	(2,233)	937,592	27,759,581	1,059,526	290,557
Franklin Liberty U.S. Treasury Bond ETF	—	3,748,882	—	—	(2,386)	3,746,496	148,200	—
Franklin LibertyQ Emerging Markets ETF	2,992,786	—	(2,609,737)	(116,691)	(266,358)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	14,316,509	2,031,799	(7,330,282)	(171,897)	(1,323,891)	7,522,238	234,046	84,627

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Low Duration Total Return Fund, Class R6	$ 8,795,133	$ 949,712	$ (4,200,889)	$ (142,191)	$ (32,466)	$ 5,369,299	565,189	$109,232
Franklin Rising Dividends Fund, Class R6	7,727,333	824,981	(1,437,522)	113,591	(593,895)	6,634,488	100,401	27,291
Franklin U.S. Core Equity (IU) Fund	12,862,146	1,657,013	(2,073,515)	(177,438)	138,376	12,406,582	1,146,634	46,926
Institutional Fiduciary Trust Money Market
Portfolio, 0.00%	1,981	15,073,162	(13,804,160)	—	—	1,270,983	1,270,983	3,561
Templeton Developing Markets Trust, Class R6	—	3,486,434	(971,270)	(219,386)	(44,953)	2,250,825	114,662	—
Templeton Foreign Fund, Class R6	3,424,502	822,489	(885,307)	(243,218)	(502,356)	2,616,110	451,054	—
Templeton Global Total Return Fund, Class R6	3,958,203	313,742	(1,218,399)	(67,826)	(247,632)	2,738,088	268,703	84,913

Total Affiliated Securities	$111,542,088	$53,227,058	$(51,516,664)	$(1,314,186)	$(3,476,268)	$108,462,028		$809,705

Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$ 2,399,088	$ 660,393	$ (558,107)	$ (115,788)	$ (194,624)	$ 2,190,962	222,659	$ 19,088
Franklin FTSE Europe ETF	909,126	698,347	(334,584)	(91,535)	(116,396)	1,064,958	48,606	9,347
Franklin FTSE Japan ETF	459,325	305,969	(176,447)	(31,576)	(30,553)	526,718	21,640	4,409
Franklin Growth Fund, Class R6	8,511,403	1,104,745	(1,897,566)	31,581	131,244	7,881,407	67,472	—
Franklin International Core Equity (IU) Fund	4,146,561	876,474	(1,084,755)	(193,157)	(321,930)	3,423,193	338,260	23,393
Franklin International Growth Fund, Class R6	1,862,871	98,924	(914,843)	38,900	(14,871)	1,070,981	60,645	—
Franklin Liberty High Yield Corporate ETF	454,394	217,677	(53,065)	(3,604)	(13,661)	601,741	24,461	14,902
Franklin Liberty International Aggregate Bond ETF	—	1,586,512	(33,459)	(166)	(3,262)	1,549,625	61,250	2,649
Franklin Liberty Short Duration U.S.
Government ETF	—	1,019,558	(14,368)	8	3,308	1,008,506	10,525	2,089
Franklin Liberty Systematic Style Premia ETF	—	337,876	—	—	(32,865)	305,011	13,375	627
Franklin Liberty U.S. Core Bond ETF	7,599,279	5,554,903	(2,993,933)	(9,453)	324,698	10,475,494	399,828	101,661
Franklin Liberty U.S. Treasury Bond ETF	—	1,414,684	—	—	(900)	1,413,784	55,925	—
Franklin LibertyQ Emerging Markets ETF	1,627,606	27,027	(1,442,662)	(70,531)	(141,440)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	7,938,636	1,347,721	(3,987,018)	(150,271)	(691,668)	4,457,400	138,687	47,764
Franklin Low Duration Total Return Fund, Class R6	3,046,531	781,589	(1,752,611)	(50,539)	1,319	2,026,289	213,294	37,415
Franklin Rising Dividends Fund, Class R6	4,255,533	658,160	(715,052)	(67,142)	(200,537)	3,930,962	59,488	15,007
Franklin U.S. Core Equity (IU) Fund	7,042,457	1,422,765	(1,069,174)	(132,164)	86,559	7,350,443	679,338	25,812
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	687,164	10,638,018	(10,551,137)	—	—	774,045	774,045	2,155
Templeton Developing Markets Trust, Class R6	—	1,928,128	(339,586)	(81,688)	(42,574)	1,464,280	74,594	—
Templeton Foreign Fund, Class R6	1,836,950	581,568	(475,506)	(141,775)	(281,310)	1,519,927	262,056	—
Templeton Global Total Return Fund, Class R6	1,279,699	243,265	(387,157)	(22,791)	(80,506)	1,032,510	101,326	28,974

Total Affiliated Securities	$ 54,056,623	$31,504,303	$(28,781,030)	$(1,091,691)	$(1,619,969)	$54,068,236		$335,292

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

f.   Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$ 5,841,353	$ 979,185	$ (306,107)	$ (52,155)	$ (557,281)	$ 5,904,995	600,101	$ 44,262
Franklin FTSE Europe ETF	2,174,909	1,373,548	(438,123)	(111,006)	(329,441)	2,669,887	121,857	24,564
Franklin FTSE Japan ETF	1,052,721	653,072	(259,769)	(42,891)	(82,883)	1,320,250	54,242	11,459
Franklin Growth Fund, Class R6	20,506,241	1,258,494	(3,134,359)	286,182	390,034	19,306,592	165,282	—
Franklin International Core Equity (IU) Fund	9,919,205	1,078,639	(1,407,076)	(243,864)	(766,463)	8,580,441	847,870	53,820
Franklin International Growth Fund, Class R6	4,457,050	176,431	(2,089,458)	173,584	(32,531)	2,685,076	152,043	—
Franklin Liberty High Yield Corporate ETF	694,303	194,696	(107,572)	(5,847)	(25,846)	749,734	30,477	21,152
Franklin Liberty International Aggregate Bond ETF	—	2,217,840	—	—	(6,620)	2,211,220	87,400	3,756
Franklin Liberty Short Duration U.S. Government ETF	—	1,253,452	—	—	4,186	1,257,638	13,125	2,581
Franklin Liberty Systematic Style Premia ETF	—	686,042	—	—	(69,748)	616,294	27,025	1,331
Franklin Liberty U.S. Core Bond ETF	11,589,828	5,844,775	(4,846,470)	17,286	449,779	13,055,198	498,290	139,056
Franklin Liberty U.S. Treasury Bond ETF	—	1,763,138	—	—	(1,122)	1,762,016	69,700	—
Franklin LibertyQ Emerging Markets ETF	3,892,441	—	(3,394,245)	(156,530)	(341,666)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	19,129,698	1,904,527	(8,321,349)	(135,086)	(1,658,996)	10,918,794	339,726	114,894
Franklin Low Duration Total Return Fund, Class R6	4,689,585	440,079	(2,506,532)	(69,949)	(27,857)	2,525,326	265,824	54,750
Franklin Rising Dividends Fund, Class R6	10,199,784	810,101	(849,611)	(78,511)	(450,543)	9,631,220	145,751	35,387
Franklin U.S. Core Equity (IU) Fund	17,214,672	2,721,568	(2,043,798)	(128,947)	242,701	18,006,196	1,664,158	60,856
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	1,866	13,278,456	(11,767,303)	—	—	1,513,019	1,513,019	3,933
Templeton Developing Markets Trust, Class R6	—	4,405,349	(313,470)	(39,322)	(106,054)	3,946,503	201,044	—
Templeton Foreign Fund, Class R6	4,394,327	881,619	(562,795)	(164,406)	(739,028)	3,809,717	656,848	—
Templeton Global Total Return Fund, Class R6	1,924,420	156,453	(453,308)	(23,451)	(130,770)	1,473,344	144,587	42,436

Total Affiliated Securities	$117,682,403	$42,077,464	$(42,801,345)	$(774,913)	$(4,240,149)	$111,943,460		$614,237

Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$ 2,391,108	$ 495,274	$ (64,824)	$ (6,149)	$ (223,723)	$ 2,591,686	263,383	$ 18,107
Franklin FTSE Europe ETF	893,395	589,065	(75,126)	(14,100)	(150,345)	1,242,889	56,727	11,328
Franklin FTSE Japan ETF	431,998	318,509	(90,117)	(13,073)	(32,829)	614,488	25,246	5,244
Franklin Growth Fund, Class R6	8,663,276	470,480	(778,390)	15,356	331,916	8,702,638	74,503	—
Franklin International Core Equity (IU) Fund	4,075,168	510,949	(221,859)	(31,665)	(337,234)	3,995,359	394,798	21,935
Franklin International Growth Fund, Class R6	1,811,218	97,600	(745,645)	70,965	15,333	1,249,471	70,751	—
Franklin Liberty High Yield Corporate ETF	172,928	39,758	(40,400)	(2,454)	(6,119)	163,713	6,655	4,891
Franklin Liberty Short Duration U.S. Government ETF	—	274,561	—	—	921	275,482	2,875	568
Franklin Liberty Systematic Style Premia ETF	—	267,228	—	—	(26,640)	240,588	10,550	508

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty U.S. Core Bond ETF	$3,042,427	$1,218,565	$(1,513,497)	$3,405	$106,158	$2,857,058	109,048	$31,773
Franklin Liberty U.S. Treasury Bond ETF	—	385,765	—	—	(245)	385,520	15,250	—
Franklin LibertyQ Emerging Markets ETF	1,596,720	38,288	(1,425,469)	(69,408)	(140,131)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	8,091,613	705,322	(3,168,158)	(50,578)	(656,826)	4,921,373	153,123	49,497
Franklin Low Duration Total Return Fund, Class R6	1,215,264	79,736	(712,933)	(21,683)	(7,739)	552,645	58,173	13,077
Franklin Rising Dividends Fund, Class R6	4,338,643	355,971	(166,848)	(9,509)	(177,405)	4,340,852	65,691	14,709
Franklin U.S. Core Equity (IU) Fund	7,192,094	1,187,620	(378,051)	(5,192)	118,197	8,114,668	749,969	25,305
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	800,528	5,495,831	(5,731,602)	—	—	564,757	564,757	1,589
Templeton Developing Markets Trust, Class R6	—	1,901,685	(128,058)	(16,809)	(24,728)	1,732,090	88,237	—
Templeton Foreign Fund, Class R6	1,826,881	394,854	(86,868)	(21,028)	(339,904)	1,773,935	305,851	—

Total Affiliated Securities	$46,543,261	$14,827,061	$(15,327,845)	$(171,922)	$(1,551,343)	$44,319,212		$198,531

Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$4,842,006	$759,556	$(44,495)	$(3,527)	$(468,379)	$5,085,161	516,785	$35,252
Franklin FTSE Europe ETF	1,754,471	1,021,662	(189,750)	(38,848)	(292,908)	2,254,627	102,904	20,333
Franklin FTSE Japan ETF	849,169	492,127	(128,397)	(23,786)	(74,512)	1,114,601	45,793	9,638
Franklin Growth Fund, Class R6	17,291,424	410,976	(1,817,055)	55,862	588,591	16,529,798	141,510	—
Franklin International Core Equity (IU) Fund	8,000,985	653,311	(647,084)	(101,110)	(659,960)	7,246,142	716,022	41,242
Franklin International Growth Fund, Class R6	3,595,852	112,206	(1,584,324)	160,231	(17,848)	2,266,117	128,319	—
Franklin Liberty Systematic Style Premia ETF	—	473,328	—	—	(48,592)	424,736	18,625	927
Franklin Liberty U.S. Core Bond ETF	2,945,554	995,612	(1,708,895)	9,693	77,941	2,319,905	88,546	23,771
Franklin LibertyQ Emerging Markets ETF	3,264,356	—	(2,846,549)	(133,903)	(283,904)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	16,145,786	1,001,681	(6,309,147)	(171,161)	(1,319,497)	9,347,662	290,842	95,841
Franklin Rising Dividends Fund, Class R6	8,659,213	318,123	(322,677)	(15,699)	(393,663)	8,245,297	124,778	28,155
Franklin U.S. Core Equity (IU) Fund	14,357,868	1,627,201	(735,184)	2,833	162,281	15,414,999	1,424,676	48,454
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	648,227	7,036,618	(6,510,182)	—	—	1,174,663	1,174,663	2,312
Templeton Developing Markets Trust, Class R6	—	3,689,019	(215,200)	(14,303)	(60,908)	3,398,608	173,133	—
Templeton Foreign Fund, Class R6	3,544,825	601,402	(238,384)	(67,544)	(622,999)	3,217,300	554,707	—

Total Affiliated Securities	$85,899,736	$19,192,822	$(23,297,323)	$(341,262)	$(3,414,357)	$78,039,616		$305,925

Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$2,269,867	$529,953	$(52,212)	$(6,314)	$(216,526)	$2,524,768	256,582	$17,115
Franklin FTSE Europe ETF	839,386	570,633	(59,567)	(14,844)	(127,819)	1,207,789	55,125	11,031
Franklin FTSE Japan ETF	406,266	286,971	(52,813)	(10,771)	(32,374)	597,279	24,539	5,147
Franklin Growth Fund, Class R6	8,283,790	471,463	(796,488)	(12,303)	323,946	8,270,408	70,802	—
Franklin International Core Equity (IU) Fund	3,829,422	644,398	(235,801)	(43,577)	(312,779)	3,881,663	383,563	20,333
Franklin International Growth Fund, Class R6	1,721,122	70,653	(664,994)	76,445	10,699	1,213,925	68,739	—

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3. Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty Systematic Style Premia ETF	$—	$234,033	$—	$—	$(23,090)	$210,943	9,250	$441
Franklin Liberty U.S. Core Bond ETF	1,143,020	400,435	(842,508)	6,956	24,859	732,762	27,968	8,249
Franklin LibertyQ Emerging Markets ETF	1,544,628	25,526	(1,369,006)	(67,528)	(133,620)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	7,704,693	820,029	(3,150,835)	(72,465)	(624,506)	4,676,916	145,517	47,290
Franklin Rising Dividends Fund, Class R6	4,143,530	278,983	(109,351)	(6,955)	(179,929)	4,126,278	62,444	13,882
Franklin U.S. Core Equity (IU) Fund	6,865,361	1,014,627	(257,218)	(20,417)	110,461	7,712,814	712,829	23,879
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	508,225	4,850,481	(4,818,599)	—	—	540,107	540,107	1,310
Templeton Developing Markets Trust, Class R6	—	1,808,948	(83,688)	(8,409)	(29,483)	1,687,368	85,959	—
Templeton Foreign Fund, Class R6	1,696,698	402,427	(39,537)	(5,702)	(330,417)	1,723,469	297,150	—

Total Affiliated Securities	$40,956,008	$12,409,560	$(12,532,617)	$(185,884)	$(1,540,578)	$39,106,489		$148,677

Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Core Equity (IU) Fund	$1,036,424	$395,630	$—	$—	$(93,289)	$1,338,765	136,053	$8,502
Franklin FTSE Europe ETF	388,396	329,612	(15,500)	(3,535)	(58,478)	640,495	29,233	5,868
Franklin FTSE Japan ETF	195,314	156,551	(16,716)	(3,530)	(15,199)	316,420	13,000	2,665
Franklin Growth Fund, Class R6	3,798,188	623,958	(236,357)	(15,784)	215,337	4,385,342	37,542	—
Franklin International Core Equity (IU) Fund	1,747,933	519,873	(54,242)	(9,614)	(145,658)	2,058,292	203,389	10,163
Franklin International Growth Fund, Class R6	780,860	113,880	(301,814)	24,216	26,863	644,005	36,467	—
Franklin Liberty Systematic Style Premia ETF	—	122,711	—	—	(10,969)	111,742	4,900	209
Franklin Liberty U.S. Core Bond ETF	539,834	214,490	(381,697)	3,363	12,189	388,179	14,816	4,199
Franklin LibertyQ Emerging Markets ETF	709,395	18,769	(634,832)	(50,002)	(43,330)	—[a]	—	—
Franklin LibertyQ U.S. Equity ETF	3,540,393	828,078	(1,577,128)	(73,687)	(238,055)	2,479,601	77,150	23,730
Franklin Rising Dividends Fund, Class R6	1,898,474	414,024	(52,284)	(8,807)	(63,577)	2,187,830	33,109	6,938
Franklin U.S. Core Equity (IU) Fund	3,161,422	930,777	(83,971)	(17,453)	97,797	4,088,572	377,872	11,935
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	396,974	3,900,819	(3,918,920)	—	—	378,873	378,873	767
Templeton Developing Markets Trust, Class R6	—	946,747	(36,222)	(7,648)	(8,046)	894,831	45,585	—
Templeton Foreign Fund, Class R6	779,392	305,357	(15,495)	(2,526)	(152,832)	913,896	157,568	—

Total Affiliated Securities	$18,972,999	$9,821,276	$(7,325,178)	$(165,007)	$(477,247)	$20,826,843		$74,976

aAs of June 30, 2020, no longer held by the fund.

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart™ Retirement Income Fund, so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those

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relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.05%, and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart™ Retirement Income Fund, so that the expenses (including acquired fund fees and expenses but excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.45%, and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2020, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At December 31, 2019, the capital loss carryforwards were as follows:

	Franklin	Franklin
	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement
	Income Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$ 34,021	$201
Long term	1,748,586	—
Total capital loss carryforwards	$1,782,607	$201
At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Cost of investments	$52,125,130	$36,738,088	$111,893,740
Unrealized appreciation	$ 1,470,669	$ 3,138,090	$ 14,659,588
Unrealized depreciation	(1,461,807)	(568,261)	(1,314,239)
Net unrealized appreciation (depreciation)	$ 8,862	$ 2,569,829	$ 13,345,349

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5.  Income Taxes (continued)

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$56,466,382	$108,929,456	$44,030,080
Unrealized appreciation	$ 5,719,168	$ 16,770,045	$ 5,242,616
Unrealized depreciation	(820,303)	(1,458,526)	(691,105)
Net unrealized appreciation (depreciation)	$ 4,898,865	$ 15,311,519	$ 4,551,511
	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$74,518,970	$38,576,526	$21,171,474
Unrealized appreciation	$12,596,241	$ 4,757,782	$ 1,854,947
Unrealized depreciation	(1,054,373)	(716,542)	(348,999)
Net unrealized appreciation (depreciation)	$11,541,868	$ 4,041,240	$ 1,505,948

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6.  Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2020, were as follows:

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Purchases	$13,698,391	$15,244,599	$52,893,200
Sales	$11,872,784	$17,787,270	$53,251,923

	Franklin	Franklin	Franklin
	LifeSmart™	LifeSmart™	LifeSmart™
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Purchases	$28,865,023	$39,356,436	$12,734,656
Sales	$25,116,713	$39,086,634	$11,097,765

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	Franklin LifeSmart™ 2045 Retirement Target Fund	Franklin LifeSmart™ 2050 Retirement Target Fund	Franklin LifeSmart™ 2055 Retirement Target Fund

Purchases	$18,950,130	$10,911,111	$7,734,441
Sales	$19,911,238	$ 9,271,270	$4,181,293

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2020, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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9. Fair Value Measurements (continued)

A summary of inputs used as of June 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$46,495,228	$—	$—	$46,495,228
Index-Linked Notes	—	4,574,800	—	4,574,800
Short Term Investments	1,063,964	—	—	1,063,964

Total Investments in Securities	$47,559,192	$4,574,800	$—	$52,133,992

Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$38,738,242	$—	$—	$38,738,242
Short Term Investments	431,324	138,351	—	569,675

Total Investments in Securities	$39,169,566	$138,351	$—	$39,307,917

Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$123,968,106	$—	$—	$123,968,106
Short Term Investments	1,270,983	—	—	1,270,983

Total Investments in Securities	$125,239,089	$—	$—	$125,239,089

Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$60,577,670	$—	$—	$60,577,670
Short Term Investments	774,045	13,532	—	787,577

Total Investments in Securities	$61,351,715	$13,532	$—	$61,365,247

Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$122,680,277	$—	$—	$122,680,277
Short Term Investments	1,513,019	47,679	—	1,560,698

Total Investments in Securities	$124,193,296	$47,679	$—	$124,240,975

Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$47,922,598	$—	$—	$47,922,598
Short Term Investments	564,757	94,236	—	658,993

Total Investments in Securities	$48,487,355	$94,236	$—	$48,581,591

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	Level 1	Level 2	Level 3	Total

Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$84,715,407	$—	$—	$84,715,407
Short Term Investments	1,174,663	170,768	—	1,345,431

Total Investments in Securities	$85,890,070	$170,768	$—	$86,060,838

Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,062,506	$—	$—	$42,062,506
Short Term Investments	540,107	15,153	—	555,260

Total Investments in Securities	$42,602,613	$15,153	$—	$42,617,766

Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$22,298,549	$—	$—	$22,298,549
Short Term Investments	378,873	—	—	378,873

Total Investments in Securities	$22,677,422	$—	$—	$22,677,422

aFor detailed categories, see the accompanying Statement of Investments.

10. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF	Exchange Traded Fund

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin LifeSmart Retirement Income Fund

Franklin LifeSmart 2020 Retirement Target Fund

Franklin LifeSmart 2025 Retirement Target Fund

Franklin LifeSmart 2030 Retirement Target Fund

Franklin LifeSmart 2035 Retirement Target Fund

Franklin LifeSmart 2040 Retirement Target Fund

Franklin LifeSmart 2045 Retirement Target Fund

Franklin LifeSmart 2050 Retirement Target Fund

Franklin LifeSmart 2055 Retirement Target Fund

(each a Fund)

At an in-person meeting held on February 25, 2020 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements, which included discussion of the changing distribution landscape for the Funds. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is

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part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Overall, the Board observed that the performance of the Funds was impacted by their portfolios’ short duration positioning, allocations to alternative strategies and underlying fund selection. The Board also noted that the Funds’ performance reflects the conservative nature of the LifeSmart Retirement Funds generally and the performance of the funds in which they invest. The Board discussed with management its ongoing evaluation of the Funds and noted that, effective May 1, 2019, each Fund (except for the Franklin LifeSmart Retirement Income Fund) made changes to its glide path and asset allocation which are characterized by both a more aggressive equity allocation in the early years as well as continuing to adjust its allocation mix through retirement to its final landing point at 5 years post-retirement.

Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund - The Performance Universe for the Franklin LifeSmart Retirement Income Fund included the Fund and all retail and institutional retirement income funds. The Performance Universe for each of the Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2025, 2035 or 2045 funds, respectively. The Board noted that the Funds’ annualized total returns for the one-, three-, five- and 10-year periods were below the medians of their respective Performance Universes. The Board discussed this performance with management and management explained that prior to

May 1, 2019, the Funds’ (except for the Franklin LifeSmart Retirement Income Fund) glide path was one of the most conservative amongst its peers. Management further explained that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Funds. Management also explained that, for the three- and five-year periods, underlying fund selection and allocations to alternative strategies were the primary drivers of the underperformance of the Funds (excluding the Franklin LifeSmart Retirement Income Fund). The Board noted management’s steps to address the Funds’ underperformance, including the implementation of the Funds’ (except for the Franklin LifeSmart Retirement Income Fund) revised glide path, and concluded that each Fund’s Management Agreement should be continued for an additional one-year period, and management’s efforts should continue to be monitored. In doing so, the Board noted that, while below the median, the annualized total return for each of the Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Fund for the one-year period was 11.93%, 16.85%, 20.36% and 22.33%, respectively.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund - The Performance Universe for

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each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund included the Fund and all retail and institutional mixed-asset target 2020, 2030, 2040, or 2050 funds, respectively. The Funds commenced operations on July 1, 2013, and thus have been in operation for less than ten years. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes. The Board discussed this performance with management and management explained that prior to May 1, 2019, the Funds’ glide path was one of the most conservative amongst its peers. Management further explained that, during the past 5 years, the more aggressive “flow through” glide paths of Fund peers have outperformed the Funds’ more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Funds. Management also explained that, for the three- and five-year periods, underlying fund selection and allocations to alternative strategies were the primary drivers of the underperformance of the Funds. The Board noted management’s steps to address the Funds’ underperformance, including the implementation of the Funds’ revised glide path, and concluded that each Fund’s Management Agreement should be continued for an additional one-year period, and management’s efforts should continue to be monitored. In doing so, the Board noted that, while below the median, the annualized total return for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Fund for the one-year period was 13.43%, 18.80%, 21.50% and 22.00%, respectively.

Franklin LifeSmart 2055 Retirement Target Fund - The Performance Universe for this Fund included the Fund and all retail and institutional mixed-asset target 2055 funds. The Fund commenced operations on May 1, 2015, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed this performance with management and management explained that prior to May 1, 2019, the Fund’s glide path was one of the most conservative amongst its peers. Management further explained that, since the Fund’s inception, the more aggressive “flow through” glide paths of Fund peers have outperformed the Fund’s more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the Fund. Management also explained that, for the three-year period, underlying fund selection and allocations to alternative strategies were the primary drivers of the underperformance of the Fund. The Board noted management’s steps to address the Fund’s underperfor-mance, including the implementation of the Fund’s revised glide path, and concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and management’s efforts should continue to be monitored. In doing so, the Board noted that, while below the median, the Fund’s annualized total return for the one-year period was 22.39%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the method-ology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin LifeSmart Retirement Income Fund - The Expense Group for this Fund included the Fund, one other retirement

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income fund and eight mixed-asset target today funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the median of its Expense Group. The Board also noted that the Fund’s investment management agreement permits the Fund to pay fees for services other than asset allocation services in order for the Fund to pursue an options strategy to generate income for its managed distribution policy. The Board further noted that the Fund invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act by relying on exemptive relief provided by the US Securities and Exchange Commission (SEC) to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board, including a majority of the Independent Trustees, determined that the Management Rate paid by the Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Fund invests. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund - The Expense Group for each of the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund included the Fund and eight or nine other mixed-asset target 2020, 2025, 2030, 2035, 2040, 2045, 2050 or 2055 funds, respectively. The Board noted that the Management Rates for these Funds were below the medians of their respective Expense Groups, and their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that the Management Rate paid by each Fund is solely for asset allocation services as each Fund invests substantially all of its assets in underlying funds.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged by the Manager to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these

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factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Funds are not of a sufficient size to likely be able to realize economies of scale and that the asset allocation services covered by the current Management Rate may be less likely to experience economies of scale as assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment

Compliance, Investment Operations, Valuation Committee and Product Management groups.

The LRMP Administrator Annual Report was presented to the Fund(s) Board of Trustees at their meetings in May 2020. The report covered the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019 (the “covered period”). The report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

During the reporting period, the Fund maintained a high level of liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments”. As a result, the Fund was designated a “Primarily Highly Liquid Fund” as defined under the Liquidity Rule and has not adopted a “Highly Liquid Investment Minimum.” A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at

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franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “house-holding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Fund Allocator Series
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                                                                                                  N/A

Item 5. Audit Committee of Listed Registrants.                                                                                                                   N/A

Item 6. Schedule of Investments.                                                                                                                                             N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                          N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                                                                                                                                                                 N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date August 25, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 25, 2020